===============================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642

    Virtus Variable Insurance Trust (formerly, The Phoenix Edge Series Fund)
  ---------------- ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                100 Pearl Street
                             Hartford, CT 06103-4506
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               --------------------------- ------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 248-7971

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

===============================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  [VIRTUS LOGO]

                        VIRTUS VARIABLE INSURANCE TRUST
                        SEMIANNUAL REPORT

                        Virtus Capital Growth Series*
                        Virtus Growth & Income Series
                        Virtus International Series
                        Virtus Multi-Sector Fixed Income Series*
                        Virtus Premium AlphaSector(SM) Series
                        Virtus Real Estate Securities Series
                        Virtus Small-Cap Growth Series
                        Virtus Small-Cap Value Series
                        Virtus Strategic Allocation Series*
----------
* Prospectus Supplements applicable to these Series appear at the back of this Semiannual Report.

                                                                                                      June 30, 2011
The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including
information about insurance-related expenses, see the prospectus for your variable contract                NOT FDIC INSURED
                                                                                                          NO BANK GUARANTEE
                                                                                                             MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders .......................................................          1
Key Investment Terms ..........................................................          2
Disclosure of Fund Expenses ...................................................          3
Portfolio Holdings Summary Weightings .........................................          4

                                                                                      SCHEDULE
                                                                                         OF
SERIES                                                                               INVESTMENTS
     Virtus Capital Growth Series ("Capital Growth Series") ........................      5
     Virtus Growth & Income Series ("Growth & Income Series") ......................      6
     Virtus International Series ("International Series")                                 7
     Virtus Multi-Sector Fixed Income Series ("Multi-Sector Fixed Income Series") ..      8
     Virtus Premium AlphaSector(SM) Series ("Premium AlphaSector(SM) Series") ......     17
     Virtus Real Estate Securities Series ("Real Estate Securities Series") ........     18
     Virtus Small-Cap Growth Series ("Small-Cap Growth Series") ....................     19
     Virtus Small-Cap Value Series ("Small-Cap Value Series") ......................     20
     Virtus Strategic Allocation Series ("Strategic Allocation Series") ............     21
Statements of Assets and Liabilities ...............................................     27
Statements of Operations ...........................................................     29
Statements of Changes In Net Assets ................................................     32
Financial Highlights ...............................................................     35
Notes to Financial Statements ......................................................     37
Consideration of Advisory Subadvisory and Agreements by the Board of Trustees ......     46

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust ("Trustees," the "Board"). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 800-367-5877. This information is also available through the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

FORM N-Q  INFORMATION

     The Fund files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

                            MESSAGE TO SHAREHOLDERS

Dear Variable Product Investor:

For the six months ended June 30, 2011, the capital markets enjoyed relatively strong performance until weaker economic and labor data pushed markets lower beginning in early May. A late rally at the end of June, largely triggered by positive corporate earnings and surprise manufacturing growth, helped restore some of the gains lost earlier in the period.

Several global challenges contributed to the volatility, among them rising oil and commodity prices; industrial supply disruptions, especially in the technology and automotive industries, in the aftermath of Japan's March earthquake; and the continued fear of a Greek default in the latest chapter of the European sovereign debt crisis. Closer to home, the Federal Reserve's second quantitative easing initiative ("QE2"), which had stimulated the U.S. economy since the fall of 2010, ended on June 30. In its wake, market uncertainty returned, along with worries about the growing U.S. deficit.

World stock markets, in particular, experienced the greatest volatility during the latter part of the period. The S&P 500(R) Index, a broad measure of U.S. equities, gained 6.02 percent for the six months ended June 30, 2011, with most of the gain coming in the first quarter. Similarly, the MSCI EAFE(R) Index
(net), a benchmark for international equities, gained 4.98 percent for the first six months of the year, but just 1.56 percent coming in the second quarter.

In contrast, fixed income markets experienced stronger performance in the second quarter as interest rates declined and bond prices inched up. The Barclays Capital U.S. Aggregate Bond Index, a metric for taxable bond returns, rose 2.72 percent for the six months, with most of that gain in the second quarter. Over the same six-month period, the 10-year Treasury yield rose to a high of 3.73 percent in February, but gradually slid to end at 3.16 percent as demand for these safe-haven assets increased on investor skittishness.

Portfolio diversification takes on added importance during times of market uncertainty. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your overall portfolio against market volatility. We encourage you to speak with your financial adviser, who can work with you to ensure that your variable product portfolio is adequately diversified.

Thank you for choosing to invest with Virtus. Our investment team is committed to your financial success.

Sincerely,

/s/ George R. Aylward
------------------------------------------
George R. Aylward
President, Virtus Variable Insurance Trust

August 2011

Variable insurance products are sold by prospectus. You should carefully consider investment objectives, charges, expenses and risks before you invest. The contract prospectuses and underlying Series prospectuses contain this and other important information about the variable insurance product. You may obtain contract prospectuses from your registered representative. You may obtain Series prospectuses by contacting us at 1-800-367-5877 or Virtus.com. Please read the prospectuses carefully before you invest.

                              KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

ETF (EXCHANGE-TRADED FUND)

A Fund that tracks an index, but can be traded like a stock.

PIK (PAYMENT-IN-KIND)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

QUANTITATIVE EASING ("QE2")

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

                        VIRTUS VARIABLE INSURANCE TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of Virtus Variable Insurance Trust Series (each a "Series"), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Series' costs in two ways.

ACTUAL EXPENSES

     This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
                                                            Beginning          Ending          Annualized       Expenses Paid
                                                          Account Value    Account Value        Expense           During
                                                         January 1, 2011   June 30, 2011         Ratio            Period*
CAPITAL GROWTH SERIES
ACTUAL                                                       $  1,000.00     $  1,060.50            0.95%             $  4.85
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,020.03            0.95                 4.77
GROWTH & INCOME SERIES
ACTUAL                                                       $  1,000.00     $  1,065.40            0.90%             $  4.61
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,020.28            0.90                 4.52
INTERNATIONAL SERIES
ACTUAL                                                       $  1,000.00     $  1,047.60            1.03%             $  5.23
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,019.62            1.03                 5.17
MULTI-SECTOR FIXED INCOME SERIES
ACTUAL                                                       $  1,000.00     $  1,047.20            0.75%             $  3.81
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,021.03            0.75                 3.77
PREMIUM ALPHASECTORSM(SM) SERIES +
ACTUAL                                                       $  1,000.00     $  1,005.90            1.70%             $  8.46
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,016.26            1.70                 8.53
HYPOTHETICAL (5% RETURN BEFORE EXPENSES
SINCE INCEPTION)
                                                                1,000.00        1,012.15            1.70                 6.35
REAL ESTATE SECURITIES SERIES
ACTUAL                                                       $  1,000.00     $  1,112.60            1.10%             $  5.76
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,019.27            1.10                 5.52
SMALL-CAP GROWTH SERIES
ACTUAL                                                       $  1,000.00     $  1,184.30            1.05%             $  5.69
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,019.52            1.05                 5.27
SMALL-CAP VALUE SERIES
ACTUAL                                                       $  1,000.00     $  1,124.10            1.30%             $  6.85
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,018.27            1.30                 6.53
STRATEGIC ALLOCATION SERIES
ACTUAL                                                       $  1,000.00     $  1,056.70            0.85%             $  4.33
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                1,000.00        1,020.53            0.85                 4.27

------------
* Expenses are equal to the relevant Series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

+ Inception date is February 14, 2011. Expenses are equal to the Series' annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the number of days (136) expenses were accrued, then divided by 365 days to reflect the period since inception.

     The Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more information about the Series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

                        VIRTUS VARIABLE INSURANCE TRUST
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                      JUNE 30, 2011 (UNAUDITED) (CONTINUED)

                             CAPITAL GROWTH SERIES

Information Technology                33%
Industrials                           14
Energy                                13
Consumer Discretionary                10
Health Care                            9
Consumer Staples                       8
Materials                              7
Other (includes short-term
  investments)                         6
                                 -------
Total                                100%
                                 =======


                             GROWTH & INCOME SERIES

Energy                                17%
Industrials                           17
Information Technology                17
Consumer Discretionary                13
Materials                             13
Health Care                            8
Financials                             6
Other (includes short-term
  investments)                         9
                                 -------
Total                                100%
                                 =======


                              INTERNATIONAL SERIES

Financials                            25%
Information Technology                13
Energy                                12
Health Care                           12
Consumer Staples                      11
Telecommunication Services             9
Industrials                            8
Other (includes short-term
  investments)                        10
                                 -------
Total                                100%
                                 =======

                        MULTI-SECTOR FIXED INCOME SERIES

Corporate Bonds                               50%
  Financials                       19%
  Energy                            9
  Consumer Discretionary            5
  Total of all others              17
Mortgage-Backed Securities                    17
Loan Agreements                               15
Foreign Government
  Securities                                  12
Other (includes short-term
  investments)                                 6
                                         -------
Total                                        100%
                                         =======

                          PREMIUM ALPHASECTOR(SM)SERIES

Exchange-Traded Funds                 94%
Other (includes short-term
 investments)                          6
                                 -------
Total                                100%
                                 =======

                         REAL ESTATE SECURITIES SERIES

Apartments                            17%
Regional Malls                        17
Office                                15
Health Care                            9
Lodging/Resorts                        8
Self Storage                           8
Shopping Centers                       8
Diversified                            7
Other (includes short-term
  investments)                        11
                                 -------
Total                                100%
                                 =======

                            SMALL-CAP GROWTH SERIES

Health Care                           26%
Information Technology                26
Industrials                           17
Consumer Discretionary                15
Consumer Staples                       8
Financials                             5
Other (includes short-term
  investments)                         3
                                 -------
Total                                100%
                                 =======

                             SMALL-CAP VALUE SERIES

Financials                            22%
Industrials                           22
Consumer Discretionary                13
Information Technology                12
Energy                                10
Health Care                           10
Consumer Staples                       5
Other (includes short-term
  investments)                         6
                                 -------
Total                                100%
                                 =======

                          STRATEGIC ALLOCATION SERIES

Common Stocks                                  58%
  Energy                            10%
  Industrials                       10
  Information Technology            10
  Total of all others               28
Corporate Bonds                                20
  Financials                        10%
  Industrials                        3
  Energy                             2
  Total of all others                5
Mortgage-Backed Securities                     13
Municipal Bonds                                 3
Asset-Backed Securities                         1
Foreign Government Securities                   1
Other (includes short-term
  investments)                                  4
                                          -------
Total                                         100%
                                          =======

                          VIRTUS CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                       SHARES                VALUE
                                                                     ---------            ----------
COMMON STOCKS-97.7%

CONSUMER DISCRETIONARY-9.9%
Bed Bath & Beyond, Inc.(2)                                              41,530           $    2,424
Gaylord Entertainment Co.(2)                                            52,951                1,588
Lowe's Cos., Inc.                                                      137,389                3,203
Mohawk Industries, Inc.(2)                                              45,503                2,730
Panera Bread Co. Class A(2)                                             13,538                1,701
Phillips-Van Heusen Corp.                                               46,554                3,048
Texas Roadhouse, Inc.                                                  138,045                2,421
Williams-Sonoma, Inc.                                                   62,212                2,270
Yum! Brands, Inc.                                                       49,838                2,753
                                                                                           --------
                                                                                             22,138
                                                                                           --------

CONSUMER STAPLES-7.7%
Bunge Ltd.                                                              34,295                2,365
Coca-Cola Enterprises, Inc.                                             92,280                2,693
Herbalife Ltd.                                                          41,504                2,392
PepsiCo, Inc.                                                           38,157                2,687
Philip Morris International,
  Inc.                                                                  43,814                2,925
Procter & Gamble Co. (The)                                              37,370                2,376
Whole Foods Market, Inc.                                                29,995                1,903
                                                                                           --------
                                                                                             17,341
                                                                                           --------

ENERGY-12.7%
Baker Hughes, Inc.                                                      39,870                2,893
Brigham Exploration Co.(2)                                              59,330                1,776
Ensco International plc
  Sponsored ADR                                                         50,825                2,709
Halliburton Co.                                                         60,811                3,101
National Oilwell Varco, Inc.                                            43,694                3,417
Newfield Exploration Co.(2)                                             47,785                3,250
Patterson-UTI Energy, Inc.                                             102,960                3,254
Pioneer Natural Resources
  Co.                                                                   28,557                2,558
SM Energy Co.                                                           44,865                3,297
Superior Energy Services,
  Inc.(2)                                                               64,125                2,382
                                                                                           --------
                                                                                             28,637
                                                                                           --------

FINANCIALS-4.3%
Citigroup, Inc.                                                         74,800                3,115
Goldman Sachs Group, Inc.
  (The)                                                                 17,098                2,275
PNC Financial Services
  Group, Inc.                                                           36,775                2,192
Richard Ellis (CB) Group,
  Inc. Class A(2)                                                       85,730                2,153
                                                                                           --------
                                                                                              9,735
                                                                                           --------

HEALTH CARE-9.5%
Agilent Technologies, Inc.(2)                                           48,283                2,468
Alexion Pharmaceuticals,
  Inc.(2)                                                               45,862                2,157
Allergan, Inc.                                                          34,354                2,860
Celgene Corp.(2)                                                        62,155                3,749
Express Scripts, Inc.(2)                                                50,846                2,745
Intuitive Surgical, Inc.(2)                                              7,030                2,616
Stryker Corp.                                                           41,931                2,461
Warner Chilcott plc Class A                                             94,225                2,273
                                                                                           --------
                                                                                             21,329
                                                                                           --------

INDUSTRIALS-13.6%
ABB Ltd. Sponsored ADR                                                 101,715           $    2,640
Atlas Air Worldwide
  Holdings, Inc.(2)                                                     18,555                1,104
Caterpillar, Inc.                                                       30,833                3,283
CLARCOR, Inc.                                                           65,742                3,108
Emerson Electric Co.                                                    60,870                3,424
Joy Global, Inc.                                                        27,693                2,638
Manpower, Inc.                                                          38,814                2,082
Owens Corning, Inc.(2)                                                  34,312                1,282
PACCAR, Inc.                                                            53,110                2,713
Timken Co. (The)                                                        36,130                1,821
Union Pacific Corp.                                                     30,972                3,233
United Technologies Corp.                                               35,306                3,125
                                                                                           --------
                                                                                             30,453
                                                                                           --------

INFORMATION TECHNOLOGY-32.7%
Adobe Systems, Inc.(2)                                                  68,810                2,164
Alcatel-Lucent S.A.
  Sponsored ADR(2)                                                     626,705                3,616
Altera Corp.                                                            62,300                2,888
Amdocs Ltd.(2)                                                          77,960                2,369
Apple, Inc.(2)                                                          20,241                6,794
ASML Holding N.V.                                                       58,315                2,155
Atmel Corp.(2)                                                         167,105                2,351
Broadcom Corp. Class A                                                  61,931                2,083
Cisco Systems, Inc.                                                    191,682                2,992
Citrix Systems, Inc.(2)                                                 35,265                2,821
EMC Corp.(2)                                                           168,832                4,651
Google, Inc. Class A(2)                                                  8,537                4,323
International Business
  Machines Corp.                                                        21,170                3,632
Juniper Networks, Inc.(2)                                               65,963                2,078
KLA-Tencor Corp.                                                        72,703                2,943
Microsoft Corp.                                                        144,803                3,765
NetApp, Inc.(2)                                                         44,781                2,364
Oracle Corp.                                                           153,447                5,050
QUALCOMM, Inc.                                                          80,015                4,544
SAP AG Sponsored ADR                                                    40,775                2,473
SuccessFactors, Inc.(2)                                                 57,184                1,681
Symantec Corp.(2)                                                      171,637                3,385
Teradata Corp.(2)                                                       38,960                2,346
                                                                                           --------
                                                                                             73,468
                                                                                           --------

MATERIALS-7.3%
Agrium, Inc.                                                            34,669                3,043
Celanese Corp. Series A                                                 46,770                2,493
FMC Corp.                                                               29,852                2,568
Freeport-McMoRan Copper
  & Gold, Inc.                                                          43,394                2,296
Huntsman Corp.                                                         135,453                2,553
Monsanto Co.                                                            48,861                3,544
                                                                                           --------
                                                                                             16,497
                                                                                           --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $186,394)                                                                  219,598
                                                                                           --------

EXCHANGE-TRADED FUNDS-1.4%
SPDR(R) S&P(R) Homebuilders
 ETF                                                                   166,516                3,006
                                                                                           --------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $2,772)                                                                      3,006
                                                                                           --------
TOTAL LONG-TERM INVESTMENTS-99.1%
(IDENTIFIED COST $189,166)                                                                  222,604
                                                                                           --------

SHORT-TERM INVESTMENTS-1.0%

MONEY MARKET MUTUAL FUNDS-1.0%
Dreyfus Cash Management Fund -
  Institutional Shares
  (seven-day effective
  yield 0.100%)                                                      2,271,867           $    2,272
                                                                                           --------


TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,272)                                                                      2,272
                                                                                           --------
TOTAL INVESTMENTS-100.1%
(IDENTIFIED COST $191,438)                                                                  224,876(1)
                                                                                           --------

Other assets and liabilities, net-(0.1)%                                                      (159)
                                                                                           --------
NET ASSETS-100.0%                                                                        $  224,717
                                                                                           ========

COUNTRY WEIGHTINGS+
-----------------------------------
United States
  (includes short-term investments)      89%
France                                    2
United Kingdom                            2
Canada                                    1
Cayman Islands                            1
Germany                                   1
Switzerland                               1
Other                                     3
                                      -----
Total                                   100%
                                      -----

-----------
+ % of total investments as of June 30, 2011


ABBREVIATIONS:
ADR      American Depositary Receipt
ETF      Exchange-Traded Fund
SPDR     Standard & Poor's Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                          Total               Level 1 -
                                         Value at              Quoted
                                      June 30, 2011            Prices
                                      -------------           ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                          $  219,598          $  219,598
  Exchange-Traded Funds                       3,006               3,006
  Short-Term Investments                      2,272               2,272
                                      -------------          ----------
   Total Investments                     $  224,876          $  224,876
                                      =============          ==========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                         VIRTUS GROWTH & INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                            SHARES            VALUE
                                                           -------          ----------
COMMON STOCKS-97.6%

CONSUMER DISCRETIONARY-13.1%
Amazon.com, Inc.(2)                                         18,000          $    3,681
AutoZone, Inc.(2)                                           12,200               3,597
Comcast Corp. Class A                                      152,000               3,852
Darden Restaurants, Inc.                                    75,000               3,732
Lululemon Athletica, Inc.(2)                                42,000               4,696
McDonald's Corp.                                            46,000               3,879
                                                                            ----------
                                                                                23,437
                                                                            ----------

CONSUMER STAPLES-4.3%
Altria Group, Inc.                                         147,000               3,882
PepsiCo, Inc.                                               55,000               3,874
                                                                            ----------
                                                                                 7,756
                                                                            ----------

ENERGY-16.8%
Alpha Natural Resources,
  Inc.(2)                                                   70,000               3,181
Chesapeake Energy Corp.                                    105,000               3,117
Chevron Corp.                                               33,000               3,394
ConocoPhillips                                              47,000               3,534
El Paso Corp.                                              170,000               3,434
Halliburton Co.                                             72,000               3,672
Occidental Petroleum Corp.                                  32,000               3,329
Petroleo Brasileiro S.A. ADR                                90,000               3,047
Williams Cos., Inc. (The)                                  115,000               3,479
                                                                            ----------
                                                                                30,187
                                                                            ----------

FINANCIALS-5.5%
Bank of America Corp.                                      320,000               3,507
Citigroup, Inc.                                             88,000               3,664
Goldman Sachs Group,
  Inc. (The)                                                21,000               2,795
                                                                            ----------
                                                                                 9,966
                                                                            ----------

HEALTH CARE-8.4%
Abbott Laboratories                                         72,000               3,789
Biogen Idec, Inc.(2)                                        37,000               3,956
Gilead Sciences, Inc.(2)                                    90,000               3,727
UnitedHealth Group, Inc.                                    69,000               3,559
                                                                            ----------
                                                                                15,031
                                                                            ----------

INDUSTRIALS-16.8%
Alaska Air Group, Inc.(2)                                   60,000               4,107
Caterpillar, Inc.                                           34,000               3,620
Cummins, Inc.                                               37,000               3,829
Deere & Co.                                                 42,000               3,463
Foster Wheeler AG(2)                                       107,000               3,251
L-3 Communications
  Holdings, Inc.                                            51,000               4,460
Union Pacific Corp.                                         39,000               4,072
United Continental
  Holdings, Inc.(2)                                        150,000               3,394
                                                                            ----------
                                                                                30,196
                                                                            ----------

INFORMATION TECHNOLOGY-17.1%
Amkor Technology, Inc.(2)                                  453,522          $    2,798
Apple, Inc.(2)                                              16,100               5,404
Corning, Inc.                                              204,000               3,703
Intel Corp.                                                171,000               3,789
International Business
  Machines Corp.                                            21,000               3,603
QUALCOMM, Inc.                                              75,000               4,259
SanDisk Corp.(2)                                            75,000               3,113
Visa, Inc. Class A                                          47,000               3,960
                                                                            ----------
                                                                                30,629
                                                                            ----------

MATERIALS-13.4%
Alcoa, Inc.                                                170,000               2,696
Cliffs Natural Resources,
  Inc.                                                      41,000               3,790
du Pont (E.I.) de Nemours
  & Co.                                                     71,000               3,838
Freeport-McMoRan Copper
  & Gold, Inc.                                              62,000               3,280
Monsanto Co.                                                52,000               3,772
Nucor Corp.                                                 66,000               2,721
Potash Corp. of
  Saskatchewan, Inc.                                        69,000               3,932
                                                                            ----------
                                                                                24,029
                                                                            ----------

TELECOMMUNICATION SERVICES-2.2%
Verizon Communications,
  Inc.                                                     107,000               3,984
                                                                             ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $132,734)                                                     175,215
                                                                            ----------
EXCHANGE-TRADED FUNDS-1.8%
Consumer Staples Select
  Sector SPDR Fund                                          24,722                 772
Health Care Select Sector
  SPDR Fund                                                 69,000               2,451
                                                                            ----------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $3,217)                                                         3,223
                                                                            ----------
TOTAL LONG-TERM INVESTMENTS-99.4%
(IDENTIFIED COST $135,951)                                                     178,438
                                                                            ----------

SHORT-TERM INVESTMENTS-0.9%

MONEY MARKET MUTUAL FUNDS-0.9%
Dreyfus Cash Management Fund -
  Institutional Shares
  (seven-day effective
  yield 0.100%)                                          1,588,370               1,588
                                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,588)                                                         1,588
                                                                            ----------
TOTAL INVESTMENTS-100.3%
(IDENTIFIED COST $137,539)                                                     180,026(1)
                                                                            ----------

Other assets and liabilities, net-(0.3)%                                          (501)
                                                                            ----------
NET ASSETS-100.0%                                                           $  179,525
                                                                            ==========

COUNTRY WEIGHTINGS+
---------------------------------
United States
(includes short-term investments)       92%
Canada                                   5
Switzerland                              2
Brazil                                   1
                                       ---
Total                                  100%
                                       ---

---------
+ % of total investments as of June 30, 2011

ABBREVIATIONS:

ADR    American Depositary Receipt
SPDR   S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.
(2)  Non-income producing.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                          Total              Level 1 -
                                         Value at             Quoted
                                      June 30, 2011           Prices
                                      --------------         ---------
INVESTMENTS IN SECURITIES:
  Equity Securities:
  Common Stocks                          $  175,215        $  175,215
  Exchange-Traded Funds                       3,223             3,223
  Short-Term Investments                      1,588             1,588
                                         ----------          --------
   Total Investments                     $  180,026        $  180,026
                                         ==========        ==========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                          VIRTUS INTERNATIONAL SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                        SHARES              VALUE
                                                                       ---------          ---------
PREFERRED STOCK-3.4%

INFORMATION TECHNOLOGY-3.4%
Samsung Electronics Co.,
Ltd. 1.470%                                                             25,100            $  13,165
                                                                                          ---------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $4,915)                                                                     13,165
                                                                                          ---------

COMMON STOCKS-95.4%

CONSUMER DISCRETIONARY-1.6%
adidas AG (Germany)                                                     79,400                6,298
                                                                                          ---------
CONSUMER STAPLES-11.1%
British American Tobacco
(United Kingdom)                                                       337,200               14,780
Casino Guichard Perrachon
S.A. (France)                                                           78,700                7,418
Fomento Economico
Mexicano S.A.B. de C.V.
Sponsored ADR (Mexico)                                                  71,400                4,747
Metro AG (Germany)                                                      80,900                4,903
Nestle S.A. Registered
Shares (Switzerland)                                                   186,300               11,578
                                                                                          ---------
                                                                                             43,426
                                                                                          ---------

ENERGY-12.0%
ENI S.p.A. (Italy)                                                     498,600               11,793
PetroChina Co., Ltd.
Class H (China)                                                      5,280,000                7,721
Petroleo Brasileiro SA
Sponsored ADR (Brazil)                                                 273,300                8,385
Royal Dutch Shell plc B
Shares (United Kingdom)                                                219,100                7,821
Tenaris S.A. Sponsored
ADR (Italy)                                                            242,500               11,089
                                                                                          ---------
                                                                                             46,809
                                                                                          ---------

FINANCIALS-24.9%
Banco Bradesco SA
Sponsored ADR (Brazil)                                                 628,400               12,876
City Developments Ltd.
(Singapore)                                                            791,000                6,697
Daito Trust Construction
Co., Ltd. (Japan)                                                       71,800                6,074
HSBC Holdings plc
(United Kingdom)                                                       395,037                3,921
Mapfre SA (Spain)                                                    1,045,000                3,879
Nordea Bank AB (Sweden)                                                731,700                7,866
Oversea-Chinese Banking
Corp., Ltd. (Singapore)                                              1,034,330                7,882
QBE Insurance Group Ltd.
(Australia)                                                            849,800               15,723
Standard Chartered plc
(United Kingdom)                                                       429,412               11,289
Swire Pacific Ltd. Class B
(Hong Kong)                                                          2,842,500                8,109
Zurich Financial Services
AG (Switzerland)                                                        51,200               12,947
                                                                                          ---------
                                                                                             97,263
                                                                                          ---------

HEALTH CARE-12.0%
Novartis AG Registered
Shares (Switzerland)                                                   253,500            $  15,528
Roche Holding AG
(Switzerland)                                                          103,700               17,354
Takeda Pharmaceutical Co.,
Ltd. (Japan)                                                           304,200               14,038
                                                                                          ---------
                                                                                             46,920
                                                                                          ---------

INDUSTRIALS-7.8%
Canadian National Railway
Co. (Canada)                                                           104,000                8,318
FANUC Ltd. (Japan)                                                      38,400                6,382
Koninklijke Philips
Electronics N.V.
(Netherlands)                                                          239,044                6,139
Schneider Electric SA
(France)                                                                35,100                5,864
Weir Group plc (The)
(United Kingdom)                                                       116,200                3,967
                                                                                          ---------
                                                                                             30,670
                                                                                          ---------

INFORMATION TECHNOLOGY-9.7%
Canon, Inc. (Japan)                                                    266,450               12,610
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)                                               1,293,700               16,313
Telefonaktiebolaget LM
Ericsson Class B (Sweden)                                              623,200                8,986
                                                                                          ---------
                                                                                             37,909
                                                                                          ---------

MATERIALS-5.2%
BHP Billiton plc
(United Kingdom)                                                       111,300                4,380
Rio Tinto plc
(United Kingdom)                                                       114,700                8,267
Shin-Etsu Chemical Co.,
Ltd. (Japan)                                                           146,500                7,816
                                                                                          ---------
                                                                                             20,463
                                                                                          ---------

TELECOMMUNICATION SERVICES-8.5%
China Mobile Ltd. (China)                                              853,500                7,897
Singapore
Telecommunications Ltd.
(Singapore)                                                          3,109,000                7,999
Vodafone Group plc
(United Kingdom)                                                     6,605,800               17,525
                                                                                          ---------
                                                                                             33,421
                                                                                          ---------

UTILITIES-2.6%
Centrica plc
(United Kingdom)                                                     1,991,300               10,333
                                                                                          ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $256,572)                                                                  373,512
                                                                                          ---------
TOTAL LONG-TERM INVESTMENTS-98.8%
(IDENTIFIED COST $261,487)                                                                  386,677
                                                                                          ---------

SHORT-TERM INVESTMENTS-0.5%

MONEY MARKET MUTUAL FUNDS-0.5%
Dreyfus Cash Management Fund -
Institutional Shares
(seven-day effective
yield 0.100%)                                                         2,084,305           $   2,084
                                                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,084)                                                                      2,084
                                                                                          ---------
TOTAL INVESTMENTS-99.3%
(IDENTIFIED COST $263,571)                                                                  388,761(1)
                                                                                          ---------
Other assets and liabilities, net-0.7%                                                        2,737
                                                                                          ---------
NET ASSETS-100.0%                                                                         $ 391,498
                                                                                          =========

COUNTRY WEIGHTINGS+
------------------
United Kingdom      21%
Switzerland         15
Japan               12
Italy                6
Singapore            6
Brazil               5
Sweden               4
Other               31
                   ---
Total              100%
                   ---

----------
+ % of total investments as of June 30, 2011

ABBREVIATION:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                                         Level 2 -
                                        Total            Level 1 -      Significant
                                      Value at             Quoted        Observable
                                    June 30, 2011          Prices          Inputs
------------------------------      -------------       ------------    -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stock                      $     373,512       $    360,636      $  12,876
  Preferred Stock                          13,165             13,165             --
  Short-Term
   Investments                              2,084              2,084             --
                                    -------------       ------------      ---------
   Total Investments                $     388,761       $    375,885      $  12,876
                                    =============       ============      =========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                PAR
                                                                               VALUE       VALUE
                                                                             ---------   ----------
MUNICIPAL BONDS-1.6%
CALIFORNIA-0.8%
Alameda Corridor Transportation
   Authority Taxable Series 99-C,
   (NATL Insured)
   6.600%, 10/1/29                                                              $  1,750   $  1,635
                                                                                           --------
CONNECTICUT-0.0%
Mshantucket Western Pequot
   Tribe Taxable Series A, 144A
   (NATL Insured)
   6.910%, 9/1/12 (4)                                                               100          92
                                                                                           --------
KENTUCKY-0.2%
Cmmonwealth of Kentucky
   Taxable
   3.165%, 4/1/18                                                                  530          530
                                                                                           --------
MASSACHUSETTS-0.3%
Cmmonwealth Development
   Finance Agency Harvard
   University Series B-1,
   5.000%, 10/15/40                                                               525           550
                                                                                           --------

MICHIGAN-0.1%
Tobacco Settlement Finance
   Authority Taxable Series 06-A,
   7.309%, 6/1/34                                                                 215           156
                                                                                           --------
VIRGINIA-0.2%
Tobacco Settlement Financing
  Corp. Taxable Series 07-A1,
   6.706%, 6/1/46                                                                 685          458
                                                                             ----------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,732)                                                                     3,421
                                                                             ----------------------

FOREIGN GOVERNMENT SECURITIES-11.7%
Bolivarian Republic of Venezuela
   8.500%, 10/8/14                                                                 235         216
   RegS 5.750%, 2/26/16(5)                                                         675         526
   RegS 7.000%, 12/1/18(5)                                                          70          50
   7.650%, 4/21/25                                                               1,000         652
   9.250%, 9/15/27                                                                 945         717
   9.375%, 1/13/34                                                                 850         610
Commonwealth of Australia
  Series 123,
   5.750%, 4/15/12                                                               2,560(AUD)  2,767
Commonwealth of Canada
   2.000%, 9/1/12                                                                2,386(CAD)  2,493
Commonwealth of New Zealand
  Series 413,
   6.500%, 4/15/13                                                                 677(NZD)    593
   6.000%, 4/15/15                                                                 795(NZD)    705
Federative Republic of Brazil
   12.500%, 1/5/16                                                                 295(BRL)    224
   10.250%, 1/10/28                                                              4,735(BRL)  3,322
Kingdom of Norway Series 470,
   6.500%, 5/15/13                                                               6,336(NOK)  1,258
Kingdom of Sweden Series 1046,
   5.500%, 10/8/12                                                               6,550(SEK)  1,078
Rpublic of Argentina
   Provincia de Buenos Aires
   Series GDP,
   10.875%, 1/26/21                                                                500         471
   Provincia de Neuquen 144A
   7.875%, 4/26/21 (4)                                                             478         492
   PIK Interest Capitalization
   8.280%, 12/31/33                                                              3,451       3,063
   Series GDP
   3.169%, 12/15/35(3)                                                           3,670         655
Republic of Colombia
   12.000%, 10/22/15                                                         1,180,000(COP)    850
Republic of Hungary
   6.375%, 3/29/21                                                                 140         148
Republic of Indonesia
   Series FR-23,
   11.000%, 12/15/12                                                         2,790,000(IDR)    349
Republic of Korea
   Series 1112,
   4.750%, 12/10/11                                                          1,755,000(KRW)  1,654
Republic of Lithuania 144A
   7.375%, 2/11/20(4)                                                              350         405
Republic of Poland
   Series 0414,
   5.750%, 4/25/14                                                               3,435(PLZ)  1,280
Republic of Turkey
   0.000%, 4/25/12                                                                 930(TRY)    534
   6.750%, 5/30/40                                                                 500         541
                                                                             ----------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $21,668)                                                                   25,653
                                                                             ----------------------
MORTGAGE-BACKED SECURITIES-16.6%
AGENCY-1.7%
FNMA
   4.000%, 2/1/41                                                               2,473        2,476
   4.500%, 5/1/41                                                               1,243        1,288
                                                                                           -------
                                                                                             3,764
                                                                                           -------
NON-AGENCY-14.9%
American Tower Trust 07-1A,
   C 144A 5.615%, 4/15/37(4)                                                      500          533
Americold LLC Trust 10-ARTA,
   B 144A 6.031%, 1/14/29(4)                                                      900          943
Banc of America Alternative
   Loan Trust 03-10, 2A1
   6.000%, 12/25/33                                                               101          105
Banc of America Commercial
   Mortgage, Inc.
   05-6, AM 5.200%, 9/10/47(3)                                                     40           42
   07-1, AMFX 5.482%, 1/15/49(3)                                                  445          433
Banc of America Funding Corp.
   06-5, 4A4 6.000%, 9/25/36                                                       50           50
Banc of America Mortgage
   Securities, Inc. 05-1, 1A22
   5.250%, 2/25/35                                                                 38           37
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW12, AM
   5.760%, 9/11/38(3)                                                             750          780
   06-PW14, A4
   5.201%, 12/11/38                                                               750          807
   05-PW10, A4
   5.405%, 12/11/40(3)                                                          1,130        1,232
   05-PW10, AM
   5.449%, 12/11/40(3)                                                            725          727
   05-PWR8, A4
   4.674%, 6/11/41                                                                 85           91
   04-PWR5, A5
   4.978%, 7/11/42(3)                                                              75           80
   07-T28, A4
   5.742%, 9/11/42(3)                                                             780          869
   07-PW18, A4
   5.700%, 6/11/50                                                                 75           82
   07-PW18, AM
   6.084%, 6/11/50(3)                                                           1,475        1,442
Citicorp Mortgage Securities,
   Inc. 03-11, 2A10
   5.500%, 12/25/33                                                               174          175
Citigroup/Deutsche Bank
   Commercial Mortgage Trust
   05-CD1, AM
   5.394%, 7/15/44(3)                                                              90           91
   07-CD4, A4
   5.322%, 12/11/49                                                               820          870
Credit Suisse First Boston
   Mortgage Securities Corp.
   03-8, 3A24,
   5.500%, 4/25/33                                                                183          176
   03-CPN1, C
   4.763%, 3/15/35                                                                100          102
Credit Suisse Mortgage Capital
   Certificates 06-C1, A3
   5.441%, 2/15/39(3)                                                             955        1,008
Entertainment Properties
   Trust 03-EPR, A2 144A
   5.244%, 2/15/18(4)                                                              74           78
Extended Stay America Trust
   10-ESHA, D 144A
   5.498%, 11/5/27(4)                                                             235          235
GE Capital Commercial
   Mortgage Corp. 03-C1, C
   4.975%, 1/10/38(3)                                                             555          576
GMAC Commercial Mortgage
   Securities, Inc.
   98-C2, E 6.500%, 5/15/35                                                         3            3
   04-C2, A4 5.301%, 8/10/38(3)                                                   100          108
   04-C3, A4 4.547%, 12/10/41                                                     176          177
Goldman Sachs Mortgage
   Securities Corp. II
   07-EOP, G 144A
   3.018%, 3/6/20(3)(4)                                                           130          128
   07-EOP, H 144A
   3.585%, 3/6/20(3)(4)                                                           110          109
   04-GG2, A4
   4.964%, 8/10/38                                                                100          101
GSR Mortgage Loan Trust
   05-5F, 2A8 5.500%, 6/25/35                                                     180          186
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   09-IWST, A1 144A
   4.314%, 12/5/27(4)                                                              76           79
   05-LDP2, AM
   4.780%, 7/15/42                                                                105          108
   06-CB17, AM
   5.464%, 12/12/43                                                               575          572
   05-LDP5, AM
   5.244%, 12/15/44(3)                                                          1,030        1,092

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                                                  PAR
                                                                                 VALUE             VALUE
                                                                                 ------           -------
NON-AGENCY-CONTINUED
JPMorgan Chase Commercial
   Mortgage Securities Corp. (continued)
   05-LDP5, B
   5.358%, 12/15/44(3)                                                           $  500            $  472
   06-LDP7, AM
   5.863%, 4/15/45(3)                                                               780               808
   06-LDP9, A3
   5.336%, 5/15/47                                                                  850               905
   07-LD12, A4
   5.882%, 2/15/51(3)                                                             1,100             1,196
JPMorgan Mortgage Trust
   05-A1, 4A1
   4.780%, 2/25/35(3)                                                                94                92
   05-A4, 3A1
   5.138%, 7/25/35(3)                                                                83                79
   06-A1, B1
   3.711%, 2/25/36(3)                                                               168                 6
Lehman Brothers-UBS
   Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(3)                                                     75                80
   06-C3, AM 5.712%, 3/15/39(3)                                                      25                25
   06-C6, A4 5.372%, 9/15/39                                                        670               729
   07-C2, A2 5.303%, 2/15/40                                                        211               215
   07-C2, A3 5.430%, 2/15/40                                                        115               123
   07-C2, H 144A
   6.211%, 2/15/40(3)(4)                                                          1,400               196
   05-C3, AM 4.794%, 7/15/40                                                        670               689
   07-C6, A2 5.845%, 7/15/40                                                        149               153
   07-C6, A4 5.858%, 7/15/40(3)                                                     350               380
   07-C7, A3 5.866%, 9/15/45(3)                                                     600               652
Lehman Brothers Commercial
   Conduit Mortgage Trust
   07-C3, A4 6.169%, 7/15/44(3)                                                     400               435
Merrill Lynch Floating Trust
   08-LAQA, A1 144A
   0.728%, 7/9/21(3)(4)                                                             100                96
Merrill Lynch Mortgage Trust
   06-C1, AM 5.659%, 5/12/39(3)                                                     110               114
Merrill Lynch-Countrywide
   Commercial Mortgage Trust
   06-3, A4 5.414%, 7/12/46(3)                                                      100               108
   06-4, A3 5.172%, 12/12/49(3)                                                   1,350             1,439
Morgan Stanley Capital I
   06-T23, A4 5.821%, 8/12/41(3)                                                    135               151
   05-HQ5, A3 5.007%, 1/14/42                                                       935               943
   06-IQ12, A4
   5.332%, 12/15/43                                                               1,600             1,729
   07-IQ14, A4
   5.692%, 4/15/49(3)                                                             1,020             1,095
Prudential Commercial Mortgage
   Trust 03-PWR1, D 144A
   4.775%, 2/11/36(4)                                                                50                50
RAAC 05-SP1, 2A2
   5.250%, 9/25/34                                                                   22                22
Residential Accredit Loans, Inc.
   03-QS6, A4 4.250%, 3/25/33                                                       123               126
Residential Asset Mortgage
   Products, Inc. 04-SL1, A8
   6.500%, 11/25/31                                                                  83                84
Residential Asset Securitization
   Trust 04-A4, A5
   5.500%, 8/25/34                                                                   65                65
Residential Funding Mortgage
   Securities I, Inc. 06-S4, A2
   6.000%, 4/25/36                                                                   76                70
Structured Asset Securities
   Corp. 03-21, 2A2
   5.250%, 8/25/33                                                                   92                 96
Timberstar Trust 06-1A,
   A 144A 5.668%, 10/15/36(4)                                                     1,275             1,377
Wachovia Bank Commercial
   Mortgage Trust 05-C20, AMFX
   5.179%, 7/15/42(3)                                                               100                104
   07-C30, A5 5.342%, 12/15/43                                                      970              1,021
   05-C21, D 5.203%, 10/15/44(3)                                                    600                558
   05-C22,
   AM 5.320%, 12/15/44(3)                                                           140                144
   07-C33, A4
   6.097%, 2/15/51(3)                                                             1,160              1,262
Washington Mutual Mortgage
   Pass-Through Certificates
   04-CB1, 5A 5.000%, 6/25/19                                                        60                 61
Wells Fargo Mortgage-Backed
   Securities Trust
   03-6, 1A1 5.000%, 6/25/18                                                         46                 48
   06-17, A1 5.500%, 11/25/21                                                        28                 28
   05-9,1A6 5.500%, 10/25/35                                                         --(10)             --(10)
   06-9, 1A15 6.000%, 8/25/36                                                        29                 29
   07-16, 1A7 6.000%, 12/28/37                                                      484                435
                                                                                                   --------
                                                                                                    32,717
                                                                                                   --------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,645)                                                                            36,481
                                                                                                   --------
ASSET-BACKED SECURITIES-2.5%
American General Mortgage
   Loan Trust 09-1, A6 144A
   5.750%, 9/25/48(3)(4)                                                            150                 152
   10-1A, A1 144A
   5.150%, 3/25/58(3)(4)                                                            107                 110
AmeriCredit Automobile
   Receivables Trust
   10-1, B 3.720%, 11/17/14                                                         175                 180
   10-1, C 5.190%, 8/17/15                                                           75                  80
Ameriquest Mortgage Securities,
   Inc. 03-10, AF6
   4.710%, 11/25/33(3)                                                               78                  79
Avis Budget Rental Car
   Funding/AESOP LLC 09-2A,
   A 144A 5.680%, 2/20/14(4)                                                        175                 185
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980%, 1/15/18(3)                                                               739                 704
Carmax Auto Owner Trust
   09-2, A4 2.820%, 12/15/14                                                        250                 258
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   04-1,1A4 4.111%, 8/25/30                                                          16                  15
CIT Group, Inc. 10-VT1A,
   B 144A 3.880%, 9/15/13(4)                                                        100                 103
Conseco Finance Securitizations
   Corp. 01-3, A4
   6.910%, 5/1/33(3)                                                                960               1,014
Conseco Financial Corp.
   94-1, A5 7.650%, 4/15/19                                                         129                 138
Daimler Chrysler Auto Trust
   08-B, A4A 5.320%, 11/10/14                                                       135                 137
Ford Credit Auto Owner Trust
   09-E, D 144A
   5.530%, 5/15/16(4)                                                               250                 269
Ford Credit Floorplan Master
   Owner Trust 10-3, A1 144A
   4.200%, 2/15/17(4)                                                               200                 215
GMAC Mortgage Corp.
   Loan Trust 06-HE2, A3
   6.320%, 5/25/36(3)                                                               277                 183
   06-HE3, A2
   5.750%, 10/25/36(3)                                                              157                 103
Harley-Davidson Motorcycle
   Trust 07-2, C
   5.410%, 8/15/15                                                                  640                 654
JPMorgan Mortgage
   Acquisition Corp.
   06-CW2, AF3
   5.777%, 8/25/36(3)                                                               225                 124
Popular ABS Mortgage
   Pass-Through Trust
   05-5, AF3
   5.086%, 11/25/35(3)                                                              492                483
Saxon Asset Securities Trust
   06-3 A2 0.296%, 10/25/46(3)                                                       43                 40
SVO MOI Mortgage Corp.
   10-AA, A 144A
   3.650%, 7/20/27(4)                                                                99                100
Tidewater Auto Receivables
   Trust 10-A, A 144A
   5.920%, 5/15/17(4)                                                                68                 70
Wachovia Auto Loan Owner
   Trust 07-1, D
   5.650%, 2/20/13                                                                  100                100
                                                                                                   --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,543)                                                                             5,496
                                                                                                   --------
CORPORATE BONDS AND NOTES-49.0%
CONSUMER DISCRETIONARY-5.3%
American Axle & Manufacturing
   Holdings, Inc. 144A
   9.250%, 1/15/17(4)                                                               260                285
Ameristar Casinos, Inc. 144A
   7.500%, 4/15/21(4)                                                               575                596
Boyd Gaming Corp. 144A
   9.125%, 12/1/18(4)                                                               210                215
Caesar's Entertainment Operating
   Co., Inc.
   12.750%, 4/15/18                                                                  80                 80
Cengage Learning Acquisitions,
   Inc. 144A
   10.500%, 1/15/15(4)                                                              350                318
Chrysler Group LLC/Chrysler
   Group Co-Issuer, Inc. 144A
   8.000%, 6/15/19(4)                                                               500                494
Citadel Broadcasting Corp. 144A
   7.750%, 12/15/18(4)                                                              105                112
CityCenter Holdings
   LLC/CityCenter
   Finance Corp. 144A
   7.625%, 1/15/16(4)                                                               189                196
Clear Channel Communications,
   Inc. 144A
   9.000%, 3/1/21(4)                                                                500                481
Dana Holding Corp.
   6.500%, 2/15/19                                                                   65                 65
Delphi Corp. 144A
   5.875%, 5/15/19(4)                                                               125                123

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE                   VALUE
                                              ------                 -------
CONSUMER DISCRETIONARY-CONTINUED
DigitalGlobe, Inc.
   10.500%, 5/1/14                            $  110                  $  123
Dunkin Finance Corp. 144A
   9.625%, 12/1/18(4)                            282                     286
Gap, Inc. (The)
   5.950%, 4/12/21                               300                     288
Gateway Casinos &
   Entertainment Ltd. 144A
   8.875%, 11/15/17(4)                           160 CAD                 175
HOA Restaurant Group
   LLC/HOA Finance Corp. 144A
   11.250%, 4/1/17(4)                            250                     252
International Game Technology
   7.500%, 6/15/19                               160                     183
   5.500%, 6/15/20                               125                     128
inVentiv Health, Inc. 144A
   10.000%, 8/15/18(4)                           330                     324
Isle of Capri Casinos, Inc.
   7.000%, 3/1/14                                350                     349
Landry's Holdings, Inc. 144A
   11.500%, 6/1/14(4)                            275                     276
Landry's Restaurants, Inc.
   11.625%, 12/1/15                              140                     151
Marina District Finance Co., Inc.
   144A 9.500%, 10/15/15(4)                      325                     340
McJunkin Red Man Corp. 144A
   9.500%, 12/15/16(4)                            50                      51
Mediacom LLC/Mediacom
   Capital Corp.
   9.125%, 8/15/19                               250                     265
MGM Resorts International, Inc.
   10.375%, 5/15/14                                3                       3
   7.625%, 1/15/17                               350                     339
   11.125%, 11/15/17                             275                     316
Mobile Mini, Inc.
   6.875%, 5/1/15                                270                     276
Needle Merger Sub Corp. 144A
   8.125%, 3/15/19(4)                            500                     506
Ono Finance II plc 144A
   10.875%, 7/15/19(4)                           150                     160
Pittsburgh Glass Works LLC 144A
   8.500%, 4/15/16 4)                            200                     206
Polymer Group, Inc. 144A
   7.750%, 2/1/19(4)                              92                      93
Production Resource Group,
   Inc. 144A
   8.875%, 5/1/19(4)                             250                     249
QVC, Inc.
   144A 7.125%, 4/15/17(4)                        50                      53
   144A 7.500%, 10/1/19(4)                       570                     607
Royal Caribbean Cruises Ltd.
   7.000%, 6/15/13                                50                      54
Scientific Games International, Inc.
   9.250%, 6/15/19                               260                     282
Seminole Hard Rock
   Entertainment, Inc./Seminole
   Hard Rock International
   LLC 144A
   2.747%, 3/15/14(3)(4)                         150                     141
Seneca Gaming Corp. 144A
   8.250%, 12/1/18(4)                             55                      57
Toys "R" Us Property Co., LLC
   8.500%, 12/1/17                               400                     420
TRW Automotive, Inc. 144A
   8.875%, 12/1/17(4)                             80                      90
United Rentals North
   America, Inc.
   10.875%, 6/15/16                              280                     315
Universal City Development
   Partners Ltd./Universal City
   Development Partners
   Finance, Inc.
   8.875%, 11/15/15                               55                      61
   10.875%, 11/15/16                             150                     179
Univision Communications,
   Inc. 144A
   7.875%, 11/1/20(4)                            100                     103
Videotron Ltee 9.125%, 4/15/18                    83                      93
Wyndham Worldwide Corp.
   5.750%, 2/1/18                                 15                      16
   7.375%, 3/1/20                                395                     439
Wynn Las Vegas LLC/Wynn
   Las Vegas Capital Corp.
   7.875%, 11/1/17                               450                     492
                                                                     -------
                                                                      11,706
                                                                     -------
CONSUMER STAPLES-1.4%
American Achievement
   Corp. 144A
   10.875%, 4/15/16(4)                           335                     303
Bumble Bee Acquisition
   Corp. 144A
   9.000%, 12/15/17(4)                            75                      76
Bunge Ltd. Finance Corp.
   8.500%, 6/15/19                               250                     305
Cencosud SA 144A
   5.500%, 1/20/21(4)                            450                     452
Constellation Brands, Inc.
   8.375%, 12/15/14                              280                     320
Dean Holding Co.
   6.900%, 10/15/17                               50                      49
Michael Foods, Inc. 144A
   9.750%, 7/15/18(4)                            225                     242
Pilgrim's Pride Corp. 144A
   7.875%, 12/15/18(4)                           500                     465
Reynolds Group Issuer,
   Inc./Reynolds Group
   Issuer LLC/Reynolds Group
   Issuer 144A
   9.000%, 4/15/19(4)                            135                     134
Rite Aid Corp. 8.000%, 8/15/20                   110                     119
SABMiller plc 144A
   6.625%, 8/15/33(4)                             75                      84
Tyson Foods, Inc.
   10.500%, 3/1/14                                60                      72
Yankee Candles Co. Holdings
   LLC/Yankee Finance, Inc.
   PIK 144A
   10.250%, 2/15/16(4)                           455                     458
                                                                     -------
                                                                       3,079
                                                                     -------
ENERGY-8.3%
Afren plc 144A
   11.500%, 2/1/16(4)                            475                     525
Alta Mesa Holdings LP/Alta Mesa
   Finance Services Corp. 144A
   9.625%, 10/15/18(4)                          500                     502
Anadarko Petroleum Corp.
   8.700%, 3/15/19                                75                      96
Antero Resources Finance Corp.
   9.375%, 12/1/17                               250                     270
Calumet Specialty Products
   Partners LP/Calumet Finance
   Corp. 144A
   9.375%, 5/1/19(4)                             213                     220
Carrizo Oil & Gas, Inc.
   8.625%, 10/15/18                              215                     223
Cloud Peak Energy Resources
   LLC/Cloud Peak Energy
   Finance Corp.
   8.250%, 12/15/17                               80                      86
Coffeyville Resources Inc.
   LLC/Coffeyville Finance,
   Inc., 144A
   10.875%, 4/1/17(4)                            500                     570
Energy Partners Ltd. 144A
   8.250%, 2/15/18(4)                            500                     473
Energy Transfer Equity LP
   7.500%, 10/15/20                               70                      75
Energy XXI Gulf Coast, Inc. 144A
   9.250%, 12/15/17(4)                           500                     534
Expro Finance Luxembourg
   SCA 144A
   8.500%, 12/15/16(4)                           730                     708
Frontier Oil Corp.
   6.875%, 11/15/18                              195                     207
Gazprom International SA 144A
   7.201%, 2/1/20(4)                             518                     575
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                    1,890                   2,041
   144A 8.146%, 4/11/18(4)                       145                     171
   144A 6.510%, 3/7/22(4)                        520                     551
Helix Energy Solutions Group,
   Inc. 144A 9.500%, 1/15/16(4)                  413                     427
Hercules Offshore, Inc. 144A
   10.500%, 10/15/17(4)                          375                     394
Hilcorp Energy I LP/Hilcorp
   Finance Co. 144A
   7.750%, 11/1/15(4)                            625                     647
KazMunaiGaz Finance Sub
   BV 144A
   8.375%, 7/2/13(4)                             100                     109
Linn Energy LLC/Linn Energy
   Finance Corp. 144A
   6.500%, 5/15/19(4)                            112                     111
Lukoil International Finance BV
   144A 6.375%, 11/5/14(4)                       100                     110
   144A 7.250%, 11/5/19(4)                       300                     333
MIE Holdings Corp. 144A
   9.750%, 5/12/16(4)                            285                     282
NAK Naftogaz Ukraine
   9.500%, 9/30/14                               100                     110
OPTI Canada, Inc.
   7.875%, 12/15/14(2)(13)                       400                     166
Petrohawk Energy Corp.
   10.500%, 8/1/14                             1,000                   1,130
Petroleos de Venezuela SA
   5.250%, 4/12/17                             2,000                   1,260
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14(4)                             500                     493
Pioneer Drilling Co.
   9.875%, 3/15/18                               125                     134
Pride International, Inc.
   8.500%, 6/15/19                               605                     762

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                               PAR
                                              VALUE       VALUE
                                              -----       -----
ENERGY-CONTINUED
Rowan Cos., Inc.
   5.000%, 9/1/17                             $  65       $  70
SEACOR Holdings, Inc.
   7.375%, 10/1/19                               50          55
SESI LLC 144A
   6.375%, 5/1/19(4)                            126         125
Swift Energy Co.
   8.875%, 1/15/20                              500         537
TNK-BP Finance SA
   RegS 6.125%, 3/20/12(5)                      115         119
   144A 7.500%, 3/13/13(4)                      425         463
Venoco, Inc.
   11.500%, 10/1/17                             400         436
   144A 8.875%, 2/15/19(4)                      225         226
Weatherford International Ltd.
   9.625%, 3/1/19                               567         732
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                   65          70
   144A 11.250%, 6/15/17(4)                     935       1,057
                                                        -------
                                                         18,185
                                                        -------
FINANCIALS-19.1%
ABH Financial Ltd.
   (Alfa Markets Ltd.) 144A
   8.200%, 6/25/12(4)                           250         261
Agile Property Holdings Ltd. 144A
   10.000%, 11/14/16(4)                         100         106
Alfa Invest Ltd. 144A
   9.250%, 6/24/13(4)                           575         622
Allstate Corp.
   6.125%, 5/15/37(3)                         1,390       1,380
American General (Springleaf)
   Finance Corp.
   5.400%, 12/1/15                              650         598
American International Group,
   Inc.
   8.175%, 5/15/58(3)                           650         710
Americo Life, Inc. 144A
   7.875%, 5/1/13(4)                            200         211
AmSouth Bank N.A.
   4.850%, 4/1/13                               700         699
Assurant, Inc.
   5.625%, 2/15/14                               75          80
   6.750%, 2/15/34                               75          75
Banco Bradesco SA 144A
   5.900%, 1/16/21(4)                           600         606
Banco de Credito del Peru 144A
   4.750%, 3/16/16(4)                           400         396
Banco Santander SA
   144A 4.500%, 4/6/15(4)                       300         305
   144A 3.750%, 9/22/15(4)                      100         101
   Unipersonal 144A
   3.781%, 10/7/15(4)                           100          96
Banco Votorantim SA 144A
   7.375%, 1/21/20(4)                           450         477
Bank of America Corp.
   5.420%, 3/15/17                              600         612
   Capital Trust XI
   6.625%, 5/23/36(7)                           525         511
Barclays Bank plc
   144A 6.050%, 12/4/17(4)                      435         461
   144A 7.375%(3)(4)(6)(7)                      100         102
   144A 5.926%(3)(4)(6)(7)                      600         558
BBVA Bancomer SA 144A
   6.500%, 3/10/21(4)                           425         434
Berkley (W.R.) Corp.
   5.875%, 2/15/13                               75          79
Blackstone Holdings Finance
   Co., LLC 144A
   6.625%, 8/15/19 (4)                          340         366
Brandywine Operating
   Partnership LP
   7.500%, 5/15/15                               70          80
Capital One Capital IV
   8.875%, 5/15/40 (7)                          400         413
Chubb Corp.
   6.375%, 3/29/67(3)                         1,390       1,439
CIT Group, Inc.
   7.000%, 5/1/14                                12          12
   7.000%, 5/1/15                                22          22
   7.000%, 5/1/16                                37          36
Citigroup, Inc.
   4.875%, 5/7/15                               750         782
   5.500%, 2/15/17                              525         552
City National Corp.
   5.250%, 9/15/20                              425         435
Discover Bank
   7.000%, 4/15/20                              550         611
DuPont Fabros Technology LP
   8.500%, 12/15/17                             625         686
Equity One, Inc.
   6.250%, 12/15/14                              40          44
Fidelity National Financial
   Services, Inc.
   6.600%, 5/15/17                              600         633
Fifth Third Bancorp
   4.500%, 6/1/18                               305         303
Fifth Third Capital Trust IV
   6.500%, 4/15/37(3)                           500         491
First Horizon National Corp.
   5.375%, 12/15/15                              50          53
First Niagara Financial Group, Inc.
   6.750%, 3/19/20                              375         413
First Tennessee Bank N.A.
   5.050%, 1/15/15                              750         784
Ford Motor Credit Co., LLC
   8.000%, 6/1/14                               735         807
Genworth Financial, Inc.
   5.750%, 6/15/14                              485         506
   6.515%, 5/22/18                              440         438
Glen Meadow Pass-Through
   Trust 144A
   6.505%, 2/12/67(3)(4)                        950         843
HBOS plc 144A
   6.750%, 5/21/18(4)                           200         192
HSBC Bank plc 144A
   3.100%, 5/24/16(4)                           325         323
Hudson United Bank
   7.000%, 5/15/12                               80          84
Huntington Bancshares, Inc.
   7.000%, 12/15/20                             280         316
Huntington National Bank (The)
   6.600%, 6/15/18                              250         278
Hyundai Capital Services,
   Inc. 144A
   6.000%, 5/5/15(4)                            100         109
ICICI Bank Ltd.
   144A 5.750%, 11/16/20(4)                     325         320
   144A 6.375%, 4/30/22(3)(4)                   625         609
ING Bank NV 144A
   5.000%, 6/9/21(4)                            400         396
International Lease Finance Corp.
   5.650%, 6/1/14                               350         352
   6.250%, 5/15/19                              605         592
Kazkommerts Bank
   International BV
   RegS 8.500%, 4/16/13(5)                      500         505
   RegS 8.000%, 11/3/15(5)                    1,000         982
Kingsway America, Inc.
   7.500%, 2/1/14                               125         118
Liberty Mutual Group, Inc.
   144A 5.750%, 3/15/14(4)                      200         212
   144A 7.000%, 3/15/34(4)                      150         152
Liberty Mutual Insurance
   Co. 144A
   8.500%, 5/15/25(4)                            25          29
Lincoln National Corp.
   6.050%, 4/20/67(3)                           365         351
Lloyds Banking Group Capital
   No.1 plc 144A
   7.875%, 11/1/20(4)                           400         374
Lloyds TSB Bank plc
   144A 4.375%, 1/12/15(4)                      100         102
   144A 6.500%, 9/14/20(4)                      600         566
Macquarie Bank Ltd. 144A
   6.625%, 4/7/21(4)                            750         755
Morgan Stanley 144A
   10.090%, 5/3/17(4)                         1,250 BRL     789
National Retail Properties, Inc.
   5.500%, 7/15/21                              400         391
New York Life Insurance
   Co. 144A
   5.875%, 5/15/33(4)                           100         101
NYMAGIC, Inc.
   6.500%, 3/15/14                              150         138
OJSC AK Transneft
   (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14(4)                            880         937
OneAmerica Financial Partners,
   Inc. 144A
   7.000%, 10/15/33(4)                          175         164
OneBeacon U.S. Holdings, Inc.
   5.875%, 5/15/13                               62          65
ORIX Corp. 5.000%, 1/12/16                      343         356
Prologis LP 7.625%, 8/15/14                      75          85
Prudential Financial, Inc.
   8.875%, 6/15/38(3)                           550         642
Realogy Corp. 144A
   7.875%, 2/15/19(4)                           500         498
Regions Financial Corp.
   7.750%, 11/10/14                             225         238
   5.750%, 6/15/15                              200         197
Resona Bank Ltd. 144A
   5.850%(3)(4)(6)(7)                         1,250       1,247
Royal Bank of Scotland Group
   plc (The)
   7.648%(3)(6)(7)                              450         407
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                              385         400
   3.950%, 9/21/15                               35          35
   5.625%, 8/24/20                              750         750

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                           PAR
                                          VALUE                   VALUE
                                          -----                   ------
FINANCIALS-CONTINUED
Russian Agricultural Bank
   OJSC (RSHB Capital SA)
   144A 9.000%, 6/11/14(4)               $  120                   $  137
   144A 6.299%, 5/15/17(4)                  715                      760
SLM Corp.
   4.802%, 1/31/14(3)(9)                     50                       50
   6.250%, 1/25/16                          650                      674
   8.450%, 6/15/18                          950                    1,043
Societe Generale 144A
   5.922%(3)(4)(6)(8)                       550                      476
Sovereign Bank
   8.750%, 5/30/18                          600                      677
SunTrust Bank 5.400%, 4/1/20                250                      256
SunTrust Capital Vlll
   6.100%, 12/15/36(3)                      750                      735
Vanguard Health Holding
   Co. II, LLC/Vanguard Holding
   Co. II, Inc.
   7.750%, 2/1/19                           466                      474
Vnesheconombank Via (VEB
   Finance Ltd.) 144A
   6.902%, 7/9/20(4)                        500                      533
Webster Financial Corp.
   5.125%, 4/15/14                          230                      227
Woori Bank 144A
   4.750%, 1/20/16(4)                       125                      131
XL Capital Ltd.
   5.250%, 9/15/14                           85                       91
Zions Bancorp
   7.750%, 9/23/14                          145                      159
   6.000%, 9/15/15                          125                      130
                                                                 -------
                                                                  41,939
                                                                 -------
HEALTH CARE-0.7%
Mylan, Inc. 144A
   7.625%, 7/15/17(4)                       113                      124
Omnicare, Inc. 7.750%, 6/1/20               185                      197
Patheon, Inc. 144A
   8.625%, 4/15/17(4)                        10                       10
PharmaNet Development
   Group, Inc. 144A
   10.875%, 4/15/17 (4)                     280                      351
Rotech Healthcare, Inc.
   10.750%, 10/15/15                         75                       82
   144A 10.500%, 3/15/18(4)                 350                      339
Symbion, Inc. 144A
   8.000%, 6/15/16(4)                       189                      186
U.S. Oncology, Inc. Escrow
   0.000%, 2/16/49(12)                      437                        0
Universal Health Services, Inc.
   7.000%, 10/1/18                          135                      140
                                                                 -------
                                                                   1,429
                                                                 -------
INDUSTRIALS-3.4%
ADS Tactical, Inc. 144A
   11.000%, 4/1/18(4)                       600                      633
America West Airlines 00-1G
   8.057%, 7/2/20                            52                       54
AWAS Aviation Capital Ltd. 144A
   7.000%, 10/15/16(4)                      232                      240
CHC Helicopter SA 144A
   9.250%, 10/15/20(4)                      325                      295
Continental Airlines, Inc.
   Pass-Through Trust 98-1A,
   6.648%, 9/15/17                          656                      692
Deluxe Corp. 144A
   7.000%, 3/15/19(4)                       510                      507
Dematic SA 144A
   8.750%, 5/1/16(4)                        525                      522
GATX Corp. 4.750%, 5/15/15                   60                       64
General Cable Corp.
   7.125%, 4/1/17                           500                      514
Kennametal, Inc.
   7.200%, 6/15/12                          225                      237
Kratos Defense & Security
   Solutions, Inc.
   10.000%, 6/1/17                          500                      530
Liberty Tire Recycling 144A
   11.000%, 10/1/16(4)                      165                      172
Marquette Transportation
   Co./Marquette Transportation
   Finance Corp.
   10.875%, 1/15/17                         125                      127
Owens Corning, Inc.
   6.500%, 12/1/16                          745                      811
Steelcase, Inc. 6.375%, 2/15/21             675                      702
Teekay Corp. 8.500%, 1/15/20                225                      233
Thermadyne Holdings
   Corp. 144A
   9.000%, 12/15/17(4)                      500                      525
Voto-Votorantim Ltd. 144A
   6.750%, 4/5/21(4)                        600                      639
                                                                 -------
                                                                   7,497
                                                                 -------
INFORMATION TECHNOLOGY-2.7%
Audatex North America,
   Inc. 144A
   6.750%, 6/15/18(4)                       275                      278
Broadridge Financial Solutions,
   Inc.
   6.125%, 6/1/17                         1,000                    1,038
CDW LLC/CDW Finance Corp.
   PIK Interest Capitalization
   11.500%, 10/12/15                          6                        7
   144A 8.500%, 4/1/19(4)                   575                      566
CommScope, Inc. 144A
   8.250%, 1/15/19(4)                       520                      538
Crown Castle Holdings
   GS V LLC/Crown Castle
   GS III Corp. 144A
   7.750%, 5/1/17(4)                         75                       81
EarthLink, Inc. 144A
   8.875%, 5/15/19(4)                       200                      183
Freescale Semiconductor, Inc.
   10.125%, 12/15/16                        300                      324
iGate Corp. 144A
   9.000%, 5/1/16(4)                        600                      609
Jabil Circuit, Inc.
   7.750%, 7/15/16                           48                       53
   8.250%, 3/15/18                          900                    1,033
Seagate HDD Cayman 144A
   7.750%, 12/15/18(4)                      600                      633
Sorenson Communications,
   Inc. 144A
   10.500%, 2/1/15(4)                       350                      237
Spansion LLC 144A
   7.875%, 11/15/17(4)                      300                      306
SunGard Data Systems, Inc.
   7.375%, 11/15/18                         100                      101
                                                                --------
                                                                   5,987
                                                                --------
MATERIALS-4.3%
AbitibiBowater, Inc. 144A
   10.250%, 10/15/18(4)                     394                      428
APERAM 144A
   7.375%, 4/1/16(4)                        250                      253
Berry Plastics Corp.
   9.500%, 5/15/18                          185                      185
Building Materials Corp. of
   America 144A
   6.750%, 5/1/21(4)                         44                       44
Carpenter Technology Corp.
   5.200%, 7/15/21                          425                      416
Catalyst Paper Corp.
   7.375%, 3/1/14                           905                      563
Celanese US Holdings LLC
   6.625%, 10/15/18                          45                       48
Commercial Metals Co.
   7.350%, 8/15/18                          140                      149
Edgen Murray Corp.
   12.250%, 1/15/15                         350                      354
Fosun International Ltd. 144A
   7.500%, 5/12/16(4)                       530                      527
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20(4)                       200                      222
Graham Packaging Co.,
   LP/GPC Capital Corp I
   8.250%, 10/1/18                          110                      123
Hanson Australia Funding Ltd.
   5.250%, 3/15/13                          125                      130
Huntsman International LLC
   8.625%, 3/15/21                          125                      137
Ineos Group Holdings plc 144A
   8.500%, 2/15/16(4)                     1,450                    1,439
JMC Steel Group, Inc. 144A
   8.250%, 3/15/18(4)                       195                      199
Lyondell Chemical Co.
   11.000%, 5/1/18                          250                      281
Nortek, Inc. 144A
   8.500%, 4/15/21(4)                       500                      465
Nova Chemicals Corp.
   3.542%, 11/15/13(3)                      818                      816
Oxea Finance/Cy SCA 144A
   9.500%, 7/15/17(4)                       355                      372
Plastipak Holdings, Inc. 144A
   8.500%, 12/15/15(4)                      500                      515
Severstal OAO Via Steel Capital
   SA 144A
   6.700%, 10/25/17(4)                      100                      102
USG Corp. 144A
   9.750%, 8/1/14(4)                         13                       14
Vedanta Resources plc
   144A 8.750%, 1/15/14(4)                  100                      108
   144A 9.500%, 7/18/18(4)                  625                      684
Verso Paper Holdings
   LLC/Verso Paper, Inc.
   11.500%, 7/1/14                           46                       49
   Series B, 4.023%, 8/1/14(3)               85                       79
   Series B, 11.375%, 8/1/16                850                      793
                                                                 -------
                                                                   9,495
                                                                 -------
TELECOMMUNICATION SERVICES-2.8%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19(4)                        12                       12
Clearwire Communications
   LLC/Clearwire Finance, Inc.
   144A 12.000%, 12/1/15(4)                 100                      107
   144A 12.000%, 12/1/15(4)                  85                       91

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                    PAR
                                                                   VALUE            VALUE
                                                                   ------          -------
TELECOMMUNICATION SERVICES-CONTINUED
Cricket Communications,
   Inc. 144A 7.750%, 10/15/20(4)                                   $  238          $   234
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                                             75               78
   144A 3.214%, 8/15/15(4)                                             50               51
   144A 5.495%, 1/15/17(4)                                             85               91
   144A 4.883%, 8/15/20(4)                                            500              503
Embarq Corp. 6.738%, 6/1/13                                            50               54
Frontier Communications Corp.
   7.875%, 4/15/15                                                    295              322
   8.125%, 10/1/18                                                    150              164
ITC DeltaCom, Inc.
   10.500%, 4/1/16                                                    400              420
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                                          235              238
   Series D 7.375%, 8/1/15                                          1,075            1,080
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A 8.375%, 4/30/13(4)                                            100              108
   144A 9.125%, 4/30/18(4)                                            250              284
Qwest Corp.
   8.375%, 5/1/16                                                     300              354
   6.500%, 6/1/17                                                     307              333
SBA Tower Trust 144A
   4.254%, 4/15/15(4)                                                 115              121
Telecom Italia Capital SA
   6.175%, 6/18/14                                                    100              108
Telemar Norte Leste SA 144A
   5.500%, 10/23/20(4)                                                245              242
West Corp. 144A
   7.875%, 1/15/19(4)                                                 420              408
Wind Acquisition Finance
   S.A. 144A
   11.750%, 7/15/17(4)                                                350              398
Windstream Corp.
   7.000%, 3/15/19                                                    250              254
                                                                                   -------
                                                                                     6,055
                                                                                   -------
UTILITIES-1.0%
Allegheny Energy Supply Co.
   LLC 144A
   8.250%, 4/15/12(4)                                                 290              306
Calpine Corp. 144A
   7.875%, 1/15/23(4)                                                 250              258
Centrais Eletricas Brasileiras
   SA 144A
   6.875%, 7/30/19(4)                                                 135              153
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19(4)                                                 345              379
Mega Advance Investments
   Ltd. 144A
   5.000%, 5/12/21(4)                                                 500              492
Midwest Generation LLC Series B
   8.560%, 1/2/16                                                     158              162
NRG Energy, Inc. 144A
   7.625%, 1/15/18(4)                                                  95               95
Suburban Propane Partners
   LP/Suburban Energy
   Finance Corp.
   7.375%, 3/15/20                                                    150              157
Texas Competitive Electric
   Holdings Co. LLC Series A
   10.250%, 11/1/15                                                   396              242
                                                                                   -------
                                                                                     2,244
                                                                                   -------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $102,161)                                                         107,616
                                                                                   -------
CONVERTIBLE BONDS-0.2%
Transocean, Inc. Series C,
   1.500%, 12/15/37                                                   500              490
                                                                                   -------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $466)                                                                 490
                                                                                   -------
LOAN AGREEMENTS(3)-14.4%
CONSUMER DISCRETIONARY-4.5%
Affinity Gaming LLC (Herbest
   Gaming LLC)
   10.000%, 12/31/15                                                  250              257
AMF Bowling Worldwide, Inc.
   Tranche B,
   2.690%, 6/7/13                                                     831              732
Bourland & Leverich Supply
   Co. LLC
   11.000%, 8/19/15                                                   289              305
Brickman Group Holdings, Inc.
   Tranche B,
   7.250%, 10/14/16                                                   299              303
Building Materials Holdings Corp.
   3.000%, 1/5/15(11)                                                  51               46
Caesars Entertainment Corp.
   Tranche B,
   9.750%, 4/25/17                                                    300              303
Caesars Entertainment Operating
   Co., Inc. (Harrah's Operating
   Company, Inc.)
   Tranche B-2,
   3.230%, 1/28/15                                                    562              508
   Tranche B-4,
   9.500%, 10/31/16                                                    30               31
Cengage Learning Acquisitions,
   Inc.
   2.500%, 7/3/14                                                     796              718
Chrysler Group LLC/Chrysler
   Group Co-Issuer, Inc.
   Tranche B,
   6.000%, 5/24/17                                                    250              245
CityCenter Holdings LLC
   7.500%, 1/21/15                                                     70               71
Filmyard Holdings LLC
   (Miramax)
   7.750%, 6/22/16                                                    165              167
Focus Brands, Inc.
   5.580%, 11/5/16                                                    104              105
Gateway Casinos &
   Entertainment Ltd.
   Tranche B,
   6.500%, 5/12/16                                                    436 CAD          455
Getty Images, Inc.
   5.250%, 11/7/16                                                    258              260
Guitar Center, Inc.
   5.560%, 4/9/17                                                     225              212
HHI Holdings LLC
   7.250%, 3/21/17                                                    249              250
Hubbard Broadcasting, Inc
   8.750%, 4/30/18                                                    200              204
Intelsat Jackson Holding SA
   (Intelsat Jackson Holding Ltd.)
   3.290%, 2/1/14                                                      90              87
inVentiv Health, Inc. (Ventive
   Health, Inc.) Tranche B,
   4.750%, 8/4/16                                                     248              246
Kalispel Tribal Economic Authority
   7.500%, 2/25/17                                                    500              491
Landry's Restaurants, Inc.
   6.250%, 12/1/14                                                    303              305
Las Vegas Sands LLC
   Tranche B,
   2.690 %, 11/23/16                                                  242              235
   Tranche DD-I,
   2.690%, 11/23/16                                                    49               48
Mediacom Illinois LLC
   (Mediacom Communications
   LLC) Tranche D,
   5.500%, 3/31/17                                                     86               86
Nielsen Finance LLC Tranche B,
   3.940%, 5/1/16                                                     424              424
Ozburn-Hessey Holding
   Co., LLC
   7.500%, 4/8/16                                                     321              323
Radio One, Inc.
   7.500%, 3/31/16                                                    224              227
Revel Entertainment, Inc.
   Tranche B,
   9.000%, 2/17/17                                                    258              242
Sports Authority, Inc. (The)
   Tranche B,
   7.500%, 11/16/17                                                   274              276
SRAM LLC 9.250%, 12/7/18                                              200              200
Toys "R" Us, Inc.
   6.000%, 9/1/16                                                      50               50
Transtar Industries, Inc.
   10.250%, 12/21/17                                                  275              279
Universal City Development
   Partners Ltd.
   5.500%, 11/6/14                                                     67               67
Visant Corp. (Jostens)
   Tranche B,
   5.250%, 12/22/16                                                   746              744
Vision Solutions, Inc.
   6.000%, 7/23/16                                                    459              458
                                                                                   -------
                                                                                     9,960
                                                                                   -------
CONSUMER STAPLES-0.7%
Del Monte Foods Co.
   4.500%, 3/8/18                                                     114              114
Revlon Consumer Products
   Corp. Tranche B,
   4.750%, 11/19/17                                                   412              413
Spectrum Brands Holdings, Inc.
   5.500%, 6/17/16                                                    678              683
U.S. Foodservice, Inc.
   5.750%, 5/11/17                                                    249              243
                                                                                   -------
                                                                                     1,453
                                                                                   -------

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR
                                             VALUE                VALUE
                                             ------               ------
ENERGY-0.1%
Big West Oil LLC
   7.000%, 3/31/16                           $  116               $  117
                                                                  ------
FINANCIALS-0.8%
Asurion Corp.
   9.000%, 5/24/19                              350                  352
Delos Aircraft, Inc. Tranche 2,
   7.000%, 3/17/16                               70                   70
Fortress Invest Group LLC (FIG)
   5.750%, 10/7/15                               34                   35
International Lease Finance
   Corp. (Delos Aircraft, Inc.)
   Tranche 1,
   6.750%, 3/17/15                               95                   95
iStar Financial, Inc. Tranche A-2
   7.000%, 6/30/14                              465                  465
Pinnacle Foods Finance LLC
   2.690%, 4/2/14                                44                   44
Springleaf Financial Funding
   Co. (American General
   Finance Corp.)
   5.500%, 5/10/17                               45                   44
Synatech Technologies, Inc.
   (Synagro Technologies, Inc.)
   2.200%, 4/2/14                               442                  411
Walter Investments, Inc.
   7.750%, 6/30/16                              313                  308
                                                                 -------
                                                                   1,824
                                                                 -------
HEALTH CARE-1.4%
Ardent Health Services LLC
   6.500%, 9/15/15                              494                  495
Aveta, Inc.
   Tranche NAMM,
   8.500%, 4/14/15                              232                  233
   Tranche MMM,
   8.500%, 4/14/15                              232                  233
Axcan Intermediate Holdings, Inc.
   5.500%, 2/10/17                              413                  409
Medical Card Systems, Inc.
   12.000%, 9/17/15                             361                  375
NBTY, Inc. Tranche B-1,
   4.250%, 10/1/17                               25                   25
Res-Care, Inc. Tranche B,
   7.250%, 12/22/16                             498                  499
Sheridan Healthcare, Inc.
   Tranche B,
   4.000%, 6/15/14                               99                   99
Smile Brands, Inc. Tranche B,
   7.000%, 12/21/17                             373                  374
Surgery Center Holdings, Inc.
   6.500%, 2/4/17                               129                  130
Vanguard Health Holding Co.,
   LLC (Vanguard Health
   System, Inc.)
   5.000%, 2/4/16                                45                   45
Viking Acquisition, Inc.
   (Armored AutoGroup, Inc.)
   6.000%, 11/5/16                              119                  119
                                                                 -------
                                                                   3,036
                                                                 -------
INDUSTRIALS-1.5%
Alliance Laundry Holdings LLC
   6.250%, 9/30/16                              560                  565
ARAMARK Corp.
   Letter of Credit 2,
   3.500%, 7/26/16                                2                    2
   Tranche B,
   3.500%, 7/26/16                               26                   26
Brock Holdings III, Inc.
   10.000%, 3/16/18                             265                  273
Bucyrus International, Inc.
   Tranche C, 4.250%, 2/19/16                   168                  169
Goodman Global, Inc.
   9.000%, 10/30/17                             158                  162
Harland Clarke Holdings Corp.
   (Clarke American Corp.)
   Tranche B,
   2.760%, 6/30/14                              761                  683
Hawker Beechcraft Acquisition
   Co., LLC
   Letter of Credit,
   2.100%, 3/26/14                               22                   19
   2.250%, 3/26/14                              361                  305
Holdings Gaming Borrower LP
   Tranche B-1,
   12.000%, 6/30/15                             323                  348
Intelligrated, Inc.
   7.500%, 2/17/17                              494                  493
Vertrue LLC 5.250%, 8/16/14                     169                  148
                                                                 -------
                                                                   3,193
                                                                 -------
INFORMATION TECHNOLOGY-3.1%
Applied Systems, Inc.
   9.250%, 6/8/17                               333                  338
Avaya, Inc.
   Tranche B-1,
   3.010%, 10/24/14                             272                  262
   Tranche B-3,
   4.760%, 10/26/17                             546                  527
AVG Technologies N.V.
   7.500%, 3/15/16                              425                  412
DynCorp International LLC
   6.250%, 7/7/16                               363                  365
Fibertech Networks LLC
   (Firefox Merger Sub LLC)
   6.750%, 11/30/16                             141                  143
First Data Corp.
   Tranche B-1,
   2.940%, 9/24/14                              510                  473
   Tranche B-3,
   2.940%, 9/24/14                              730                  678
Freescale Semiconductor, Inc.
   4.440%, 12/1/16                              473                  471
Infor Enterprise Solutions
   Holdings, Inc. (Magellan
   Holdings, Inc.)
   Tranche DD,
   6.440%, 3/2/14                               174                  150
   6.440%, 3/2/14                               301                  260
Instant Web, Inc.
   3.560%, 8/7/14                               405                  370
   Tranche DD,
   3.560%, 8/7/14                                42                   39
Lawson Software, Inc.
   6.750%, 7/5/17                               300                  288
Novell, Inc. (Attachmate Corp.)
   6.500%, 4/27/17                              550                  552
SonicWALL, Inc.
   8.250%, 1/23/16                              314                  315
Sorenson Communications,
   Inc. Tranche C,
   6.000%, 8/16/13                              236                  229
Spansion LLC
   4.750%, 2/9/15                               300                  301
Transaction Network Services, Inc.
   6.000%, 11/18/15                             266                  268
Wall Street Systems, Inc.
   5.500%, 5/4/17                               335                  339
                                                                 -------
                                                                   6,780
                                                                 -------
MATERIALS-0.6%
Anchor Glass Container Corp.
   6.000%, 3/2/16                                52                   52
   10.000%, 9/2/16                               50                   51
Berry Plastics Group, Inc.
   Tranche C,
   2.250%, 4/3/15                               142                  134
CPG International, Inc.
   Tranche B,
   6.000%, 2/18/17                              265                  265
Diversey, Inc. (JohnsonDiversey,
   Inc.) Tranche B,
   4.000%, 11/24/15                              43                   43
Hoffmaster Group, Inc.
   7.000%, 6/2/16                               444                  446
Huntsman International LLC
   Tranche B,
   1.740%, 4/19/14                                4                    4
   Extended Tranche B,
   2.770%, 4/19/17                               10                   10
New Sunward Holding BV
   Tranche B,
   4.750%, 2/14/14                              407                  376
                                                                 -------
                                                                   1,381
                                                                 -------
TELECOMMUNICATION SERVICES-1.2%
Level 3 Communications, Inc.
   Tranche B,
   11.500%, 3/13/14                             256                  272
Presidio, Inc.
   7.250%, 3/31/17                              244                  244
Securus Technologies Holdings,
   Inc. (Securus Technologies, Inc.)
   5.250%, 5/31/17                              360                  359
U.S. TelePacific Corp.
   5.750%, 2/23/17                              272                  272
Univision Communications, Inc.
   4.440%, 3/31/17                            1,342                1,277
Vonage America, Inc./Vonage
   Holdings Corp.
   9.750%, 12/14/15                             195                  196
                                                                 -------
                                                                   2,620
                                                                 -------

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   PAR
                                                  VALUE                VALUE
                                                  ------               ------
UTILITIES-0.5%
NRG Energy, Inc.
   4.000%, 2/1/13                                 $  106               $  106
   Letter of Credit
   4.000%, 2/1/13                                    626                  625
Texas Competitive Electric
   Holdings Co., LLC
   Tranche 2014,
   3.690%, 10/10/14                                  467                  396
                                                                       ------
                                                                        1,127
                                                                      -------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $31,261)                                              31,491
                                                                      -------

                                                  SHARES
                                                  ------
PREFERRED STOCK-2.3%
FINANCIALS-2.0%
Ally Financial, Inc.
   Series A, 8.50%                                20,000                  501
Ally Financial, Inc.
   Series G, 144A 7.00%(4)                           439                  413
Banco Bilbao Vizcaya
   Argentaria S.A. International
   Preferred S.A.
   Unipersonal 5.92%(3)                              380                  315
Banco do Brasil S.A.
   144A 8.50%(3)(4)                                  200                  231
Bank of America Corp.
   Series K, 8.00%(3)                                625                  653
Citigroup Capital XIII
   7.875%(3)                                       9,350                  260
FNMA Series S, 8.250%(3)                          63,000                  135
JPMorgan Chase & Co.
   Series 1, 7.90%(3)                                525                  564
PNC Financial Services
   Group, Inc.
   Series K, 8.25%(3)                                650                  687
Saul Centers, Inc.
   Series A 8.000%                                   425                   11
UOB Cayman Ltd.
   144A 5.80%(3)(4)                                  700                  722
                                                                      -------
                                                                        4,492
                                                                      -------
INDUSTRIALS-0.3%
Seaspan Corp.
   Series C, 9.50%                                20,000                  546
                                                                      -------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $5,421)                                                5,038
                                                                      -------

COMMON STOCKS-0.1%

CONSUMER DISCRETIONARY-0.0%
Mark IV Industries(2)                                217                   12
                                                                      -------
FINANCIALS-0.1%
CIT Group, Inc.(2)                                 1,257                   56
                                                                      -------
INDUSTRIALS-0.0%
Building Materials Holding
   Corp.(2)(11)                                   27,113                   38
                                                                      -------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88)                                                     106
                                                                      -------
TOTAL LONG-TERM INVESTMENTS-98.4%
(IDENTIFIED COST $203,985)                                            215,792
                                                                      -------

SHORT-TERM INVESTMENTS-0.4%

MONEY MARKET MUTUAL FUNDS-0.4%
Dreyfus Cash Management Fund -
   Institutional Shares
   (seven-day effective
   yield 0.100%)                                 941,479                  941
                                                                      -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $941)                                                    941
                                                                      -------
TOTAL INVESTMENTS-98.8%
(IDENTIFIED COST $204,926)                                            216,733(1)
                                                                      -------
Other assets and liabilities, net-1.2%                                  2,725
                                                                      -------
NET ASSETS-100.0%                                                     219,458
                                                                      =======

COUNTRY WEIGHTINGS
United States
   (includes short-term investments)                                      71%
Brazil                                                                     3
Russia                                                                     3
United Kingdom                                                             3
Argentina                                                                  2
Canada                                                                     2
Venezuela                                                                  2
Other                                                                     14
                                                                        ----
Total                                                                    100%
                                                                        ----
+ % of total investments as of June 30, 2011

ABBREVIATIONS:
FNMA     Federal National Mortgage Association
         ("Fannie Mae")
NATL     National Public Finance Guarantee Corp.
PIK      Payment-in-Kind Security

FOREIGN CURRENCIES:
AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
IDR      Indonesian Rupiah
KRW      Korean Won
NOK      Norwegian Krone
NZD      New Zealand Dollar
PLZ      Polish Zloty
SEK      Swedish Krona
TRY      New Turkish Lira

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $61,717 or 28.1% of net assets.

(5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  No contractual maturity date.

(7)  Interest payments may be deferred.

(8) Issuer may elect not to pay interest, causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(9) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(10)Amounts are less than $500.

(11)Illiquid security.

(12) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(13)Security in default.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):


                                                                                             Level 2 -            Level 3 -
                                            Total                 Level 1 -                 Significant          Significant
                                           Value at                 Quoted                  Observable          Unobservable
                                        June 30, 2011               Prices                    Inputs               Inputs
                                        -------------            ------------             ---------------       -------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Asset-Backed Securities             $      5,496             $         --             $         5,496       $          --
    Convertible Bonds                            490                       --                         490                  --
    Corporate Bonds and Notes                107,616                       --                     107,616                  --
    Foreign Government Securities             25,653                       --                      25,653                  --
    Loan Agreements                           31,491                       --                      31,491                  --
    Mortgage-Backed Securities                36,481                       --                      36,481                  --
    Municipal Bonds                            3,421                       --                       3,421                  --
Equity Securities:
    Common Stocks                                106                       56                          --                  50
    Preferred Stock                            5,038                       11                       5,027                  --
    Short-Term Investments                       941                      941                          --                  --
                                        ------------             ------------             ---------------        ------------
        Total Investments               $    216,733             $      1,008             $       215,675        $         50
                                        ============             ============             ===============        ============

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                       Asset-Backed   Corporate Bonds          Loan           Common
                                           Total        Securities       and Notes          Agreements        Stocks
                                        ------------   ------------   ---------------       ----------       --------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2010         $        652   $        112   $            --       $      510       $     30
Accrued discounts/premiums(a)                      5             --                --                5             --
Realized gain (loss)(b)                           26             --                --               26             --
Change in unrealized appreciation
(depreciation)(b)                                 26            (13)               --               19             20
Purchases                                         --             --                --               --             --
Sales(c)                                        (560)            --                --             (560)            --
Transfers into Level 3(d)                         --             --                 0(e)            --             --
Transfers from Level 3(d)                        (99)           (99)               --               --             --
                                        ------------   ------------   ---------------       -----------      --------
BALANCE AS OF JUNE 30, 2011             $         50   $         --   $             0       $       --       $     50
                                        ============   ============   ===============       ==========       ========

-------------
(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers into or from" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e) Level 3 Corporate Bond and Note valued at zero at the time of transfer and end of period.


                       See Notes to Financial Statements

                      VIRTUS PREMIUM ALPHASECTOR(SM) SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                           SHARES         VALUE
                                          --------      ---------
EXCHANGE-TRADED FUNDS-94.9%
Consumer Discretionary
    Select Sector
    SPDR Fund                                2,720      $     109
Consumer Staples Select
    Sector SPDR Fund                         3,550            111
Energy Select Sector
    SPDR Fund                                1,400            106
Financial Select Sector
    SPDR Fund                                6,270             96
Health Care Select Sector
    SPDR Fund                                3,220            114
Industrial Select Sector
    SPDR Fund                                2,830            105
Materials Select Sector
    SPDR Fund                                2,630            104
Technology Select Sector
    SPDR Fund                                3,900            100
Utilities Select Sector
    SPDR Fund                                3,280            110
                                                         --------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $952)                                        955
                                                         --------
TOTAL LONG-TERM INVESTMENTS-94.9%
(IDENTIFIED COST $952)                                        955
                                                         --------
SHORT-TERM INVESTMENTS-5.6%
MONEY MARKET MUTUAL FUNDS-5.6%
Dreyfus Cash Management Fund -
    Institutional Shares (seven-day
    effective yield 0.100%)                 55,506       $     56
                                                         --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $56)                                          56
                                                         --------
TOTAL INVESTMENTS-100.5%
(IDENTIFIED COST $1,008)                                    1,011(1)
                                                         --------
Other assets and liabilities, net-(0.5)%                       (5)
                                                         --------

NET ASSETS-100.0%                                        $  1,006
                                                         ========

ABBREVIATION:

SPDR       S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                              Total Value       Level 1 -
                                  at             Quoted
                             June 30, 2011       Prices
                             -------------      ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Exchange-Traded Funds    $         955       $    955
    Short-Term Investments              56             56
                             -------------      ---------
        Total Investments    $       1,011      $   1,011
                             =============      =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                      VIRTUS REAL ESTATE SECURITIES SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             SHARES             VALUE
                                                             --------          ----------
COMMON STOCKS-99.3%
REAL ESTATE INVESTMENT TRUSTS-99.3%
DIVERSIFIED-6.9%
Digital Realty Trust, Inc.                                    32,054           $    1,980
Vornado Realty Trust                                          62,536                5,827
                                                                               ----------
                                                                                    7,807
                                                                               ----------
HEALTH CARE-9.0%
HCP, Inc.                                                     81,446                2,988
Health Care REIT, Inc.                                        33,627                1,763
Nationwide Health Properties, Inc.
                                                              73,793                3,056
Ventas, Inc.                                                  45,421                2,394
                                                                               ----------
                                                                                   10,201
                                                                               ----------
INDUSTRIAL/OFFICE-22.2%
INDUSTRIAL-5.3%
Prologis, Inc.                                               169,737                6,083
                                                                               ----------

MIXED-2.3%
Duke Realty Corp.                                            188,130                2,636
                                                                               ----------

OFFICE-14.6%
Alexandria Real Estate
  Equities, Inc.                                              20,511                1,588
BioMed Realty Trust, Inc.                                     88,427                1,701
Boston Properties, Inc.                                       53,214                5,649
Kilroy Realty Corp.                                           91,375                3,609
Mack-Cali Realty Corp.                                        32,674                1,076
SL Green Realty Corp.                                         34,821                2,886
                                                                               ----------
                                                                                   16,509
                                                                               ----------
                                                                                   25,228
                                                                               ----------
LODGING/RESORTS-7.6%
Host Hotels & Resorts, Inc.                                  300,674                5,096
LaSalle Hotel Properties                                      92,613                2,439
Starwood Hotels & Resorts
Worldwide, Inc.                                               19,280                1,081
                                                                               ----------
                                                                                    8,616
                                                                               ----------
RESIDENTIAL-20.5%
APARTMENTS-18.9%
Apartment Investment &
Management Co. Class A                                        93,299                2,382
AvalonBay Communities, Inc.
                                                              38,908                4,996
BRE Properties, Inc.                                          34,406                1,716
Camden Property Trust                                         26,900                1,711
Campus Crest Communities, Inc.
                                                              26,943                  349
Equity Residential                                           124,314                7,459
Essex Property Trust, Inc.                                     6,391                  864
UDR, Inc.                                                     75,889                1,863
                                                                               ----------
                                                                                   21,340
                                                                               ----------
MANUFACTURED HOMES-1.6%
Equity Lifestyle Properties, Inc.
                                                              29,656                1,852
                                                                               ----------
                                                                                   23,192
                                                                               ----------
RETAIL-25.3%
REGIONAL MALLS-17.4%
General Growth Properties, Inc.
                                                             116,021                1,936
Macerich Co. (The)                                            65,897                3,526
Simon Property Group, Inc.                                   108,656               12,629
Taubman Centers, Inc.                                         27,878                1,650
                                                                               ----------
                                                                                   19,741
                                                                               ----------
SHOPPING CENTERS-7.9%
Developers Diversified Realty Corp.
                                                             117,550                1,657
Kimco Realty Corp.                                           174,884                3,260
Regency Centers Corp.                                         49,300                2,168
Weingarten Realty Investors
                                                              71,770                1,806
                                                                               ----------
                                                                                    8,891
                                                                               ----------
                                                                                   28,632
                                                                               ----------
SELF STORAGE-7.8%
Extra Space Storage, Inc.                                    142,698                3,044
Public Storage                                                50,627                5,772
                                                                               ----------
                                                                                    8,816
                                                                               ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $61,790)                                                         112,492
                                                                               ----------
TOTAL LONG-TERM INVESTMENTS-99.3%
(IDENTIFIED COST $61,790)                                                         112,492
                                                                               ----------
SHORT-TERM INVESTMENTS-0.2%
MONEY MARKET MUTUAL FUNDS-0.2%
Dreyfus Cash Management Fund -
    Institutional Shares (seven-day effective yield 0.100%)

                                                             172,000                  172
                                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $172)                                                                172
                                                                               ----------
TOTAL INVESTMENTS-99.5%
(IDENTIFIED COST $61,962)                                                         112,664(1)
                                                                               ----------
Other assets and liabilities, net-0.5%                                                621
                                                                               ----------

NET ASSETS-100.0%                                                              $  113,285
                                                                               ==========



ABBREVIATION:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at June 30, 2011, see
Note 11, Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                      Total             Level 1 -
                                    Value at             Quoted
                                 June 30, 2011           Prices
                                 -------------          ---------
INVESTMENTS IN SECURITIES:
Common Stocks:
    Real Estate
        Investment Trusts           $ 112,492          $  112,492
    Short-Term Investments                172                 172
                                    ---------          ----------
        Total Investments           $ 112,664          $  112,664
                                    =========          ==========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                         VIRTUS SMALL-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                              SHARES             VALUE
                                                             ---------       -------------
COMMON STOCKS-96.9%

CONSUMER DISCRETIONARY-14.9%
Aaron's, Inc.                                                  126,800           $   3,583
Morningstar, Inc.                                               43,300               2,632
Pool Corp.                                                     154,000               4,591
                                                                                 ---------
                                                                                    10,806
                                                                                 ---------
CONSUMER STAPLES-7.8%
Hansen Natural Corp.(2)                                         22,100               1,789
PriceSmart, Inc.                                                74,900               3,837
                                                                                 ---------
                                                                                     5,626
                                                                                 ---------

FINANCIALS-5.5%
Cohen & Steers, Inc.                                           120,000               3,978
                                                                                 ---------

HEALTH CARE-25.5%
Abaxis, Inc.(2)                                                125,200               3,412
Bio-Reference Labs, Inc.(2)                                    125,000               2,613
Immucor, Inc.(2)                                               160,500               3,277
Meridian Bioscience, Inc.                                       71,400               1,721
National Research Corp.                                         30,200               1,103
Quality Systems, Inc.                                           20,700               1,807
Techne Corp.                                                    54,600               4,552
                                                                                 ---------
                                                                                    18,485
                                                                                 ---------
INDUSTRIALS-17.4%
Aaon, Inc.                                                     109,500               2,391
Copart, Inc.(2)                                                 96,100               4,478
Heartland Express, Inc.                                        126,000               2,087
HEICO Corp. Class A                                             66,250               2,634
Omega Flex, Inc.(2)                                             71,100                 998
                                                                                 ---------
                                                                                    12,588
                                                                                 ---------
INFORMATION TECHNOLOGY-25.8%
ANSYS, Inc.(2)                                                  72,200               3,947
Blackbaud, Inc.                                                106,400               2,949
FactSet Research Systems,
  Inc.                                                           7,200                 737
FLIR Systems, Inc.                                             116,000               3,910
Hittite Microwave Corp.(2)                                      60,500               3,746
ScanSource, Inc.(2)                                             89,300               3,347
                                                                                 ---------
                                                                                    18,636
                                                                                 ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $58,957)                                                           70,119
                                                                                 ---------
TOTAL LONG-TERM INVESTMENTS-96.9%
(IDENTIFIED COST $58,957)                                                           70,119
                                                                                 ---------

SHORT-TERM INVESTMENTS-2.9%

MONEY MARKET MUTUAL FUNDS-2.9%
Dreyfus Cash Management Fund -
    Institutional Shares (seven-day effective yield 0.100%)  2,061,742               2,062
                                                                                 ---------


TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,062)                                                             2,062
                                                                                 ---------
TOTAL INVESTMENTS-99.8%
(IDENTIFIED COST $61,019)                                                           72,181(1)
                                                                                 ---------

Other assets and liabilities, net-0.2%                                                 145
                                                                                 ---------
NET ASSETS-100.0%                                                                $  72,326
                                                                                 =========

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Non-income producing.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                           Total               Level 1 -
                                         Value at               Quoted
                                       June 30, 2011            Prices
                                       -------------           --------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                          $70,119             $70,119
    Short-Term Investments                   2,062               2,062
                                           -------             -------
        Total Investments                  $72,181             $72,181
                                           =======             =======



There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                         VIRTUS SMALL-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)




                                                                SHARES              VALUE
                                                               ---------          ----------
COMMON STOCKS-98.1%

CONSUMER DISCRETIONARY-13.5%
Hillenbrand, Inc.                                                306,000          $    7,237
John Wiley & Sons, Inc. Class A                                   90,000               4,681
Tempur-Pedic International, Inc.(2)                              129,200               8,762
                                                                                  ----------
                                                                                      20,680
                                                                                  ----------

CONSUMER STAPLES-4.7%
WD-40 Co.                                                        185,700               7,250
                                                                                  ----------

ENERGY-10.2%
CARBO Ceramics, Inc.                                              41,900               6,827
World Fuel Services Corp.                                        246,500               8,857
                                                                                  ----------
                                                                                      15,684
                                                                                  ----------

FINANCIALS-22.0%
Ares Capital Corp.                                               356,300               5,726
Entertainment Properties Trust                                    92,500               4,320
Federated Investors, Inc. Class B                                291,900               6,959
First Cash Financial Services, Inc.(2)                           246,600              10,355
RLI Corp.                                                         77,500               4,799
Suffolk Bancorp                                                  119,100               1,662
                                                                                  ----------
                                                                                      33,821
                                                                                  ----------
HEALTH CARE-10.1%
Landauer, Inc.                                                    78,848               4,856
Owens & Minor, Inc.                                              250,800               8,650
Young Innovations, Inc.                                           72,323               2,063
                                                                                  ----------
                                                                                      15,569
                                                                                  ----------
INDUSTRIALS-21.7%
ABM Industries, Inc.                                             158,900               3,709
CLARCOR, Inc.                                                    131,200               6,203
Graco, Inc.                                                      139,600               7,072
Landstar System, Inc.                                            185,900               8,641
Lincoln Electric Holdings, Inc.
                                                                 215,800               7,736
                                                                                  ----------
                                                                                      33,361
                                                                                  ----------
INFORMATION TECHNOLOGY-12.3%
Cabot Microelectronics Corp.(2)                                   62,000          $    2,881
Cass Information Systems, Inc.                                    22,972                 868
Computer Services, Inc.                                           11,429                 342
Jack Henry & Associates, Inc.                                    216,100               6,485
Syntel, Inc.                                                     140,800               8,324
                                                                                  ----------
                                                                                      18,900
                                                                                  ----------
MATERIALS-3.6%
Balchem Corp.                                                    125,400               5,490
                                                                                  ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $130,526)                                                           150,755
                                                                                  ----------
TOTAL LONG-TERM INVESTMENTS-98.1%
(IDENTIFIED COST $130,526)                                                           150,755
                                                                                  ----------

SHORT-TERM INVESTMENTS-2.1%

MONEY MARKET MUTUAL FUNDS-2.1%
Dreyfus Cash Management Fund -
    Institutional Shares (seven-day effective yield 0.100%)    3,160,160               3,160
                                                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,160)                                                               3,160
                                                                                  ----------
TOTAL INVESTMENTS-100.2%
(IDENTIFIED COST $133,686)                                                           153,915(1)
                                                                                  ----------

Other assets and liabilities, net-(0.2)%                                                (315)
                                                                                  ----------
NET ASSETS-100.0%                                                                 $  153,600
                                                                                  ==========




FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Non-income producing.

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                            Total              Level 1 -
                                           Value at              Quoted
                                        June 30, 2011            Prices
                                        -------------         -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                       $     150,755         $   150,755
    Short-Term Investments                      3,160               3,160
                                        -------------         -----------
        Total Investments               $     153,915         $   153,915
                                        =============         ===========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE       VALUE
                                               ------      ------
U.S. GOVERNMENT SECURITIES-1.0%
U.S. Treasury Bond
4.250%, 11/15/40                               $  450     $  440
U.S. Treasury Note
2.625%, 11/15/20                                  200        193
3.625%, 2/15/21                                   850        886
                                                           -----
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,517)                                   1,519
                                                           -----

MUNICIPAL BONDS-2.4%

CALIFORNIA-1.2%
Alameda Corridor
    Transportation Authority
    Taxable Series 99-C,
    (NATL Insured)
    6.600%, 10/1/29                             1,000        935
Kern County Pension
    Obligation Taxable
    (NATL-RE Insured)
    7.260%, 8/15/14                               420        446
Sonoma County Pension
    Obligation Taxable
    (FSA Insured)
    6.625%, 6/1/13                                430        441
                                                           -----
                                                           1,822
                                                           -----
FLORIDA-0.1%
Miami-Dade County
    Educational Facilities
    Authority Taxable
    Series C
    5.480%, 4/1/16                                105        112
                                                           -----
KENTUCKY-0.1%
    Commonwealth of Kentucky
    Taxable
    3.165%, 4/1/18                                140        140
                                                           -----
MASSACHUSETTS-0.1%
Commonwealth Development
    Finance Agency Harvard
    University Series B-1,
    5.000%, 10/15/40                              150        157
                                                           -----
PENNSYLVANIA-0.8%
City of Pittsburgh Pension
    Obligation Taxable
    Series C (NATL-RE,
    FGIC Insured)
    6.500%, 3/1/17                              1,250      1,345
                                                           -----
VIRGINIA-0.1%
Tobacco Settlement
    Financing Corp.
    Taxable Series 07-A1,
    6.706%, 6/1/46                                220        147
                                                           -----
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,627)                                   3,723
                                                           -----

FOREIGN GOVERNMENT SECURITIES-1.2%
Bolivarian Republic
of Venezuela

    RegS 5.750%, 2/26/16(5)                       160        125
    9.250%, 9/15/27                                95         72
Commonwealth of Australia
    Series 123,
    5.750%, 4/15/12                               256 AUD    277
Commonwealth of Canada
    2.000%, 9/1/12                                262 CAD    274
Commonwealth of
    New Zealand
    Series 1111,
    6.000%, 11/15/11                              120 NZD    101
    Series 413,
    6.500%, 4/15/13                                62 NZD     54
Kingdom of Norway
    Series 470,
    6.500%, 5/15/13                               719 NOK    143
Kingdom of Sweden
    Series 1046,
    5.500%, 10/8/12                               595 SEK     98
Republic of Argentina PIK
    Interest Capitalization
    8.280%, 12/31/33                              132        117
Republic of Hungary
    6.375%, 3/29/21                                30         32
Republic of Korea
    Series 1112,
    4.750%, 12/10/11                            71,500 KRW    67
Republic of Lithuania 144A
    7.375%, 2/11/20(4)                             150       173
Republic of Poland
    5.125%, 4/21/21                                150       155
Republic of Turkey
    6.750%, 5/30/40                                100       108
                                                           -----
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,690)                                   1,796
                                                           -----
MORTGAGE-BACKED SECURITIES-13.2%

AGENCY-4.7%
FNMA
    4.000%, 6/15/20                                253       268
    4.500%, 7/1/20                                  24        25
    6.500%, 10/1/31                                 14        16
    6.000%, 9/1/32                                  66        73
    5.000%, 10/1/35                                227       243
    5.500%, 4/1/37                                 100       108
    6.000%, 10/1/37                                124       136
    5.000%, 5/1/38                                 487       518
    5.000%, 6/1/38                                 241       257
    5.500%, 6/1/38                                  92        99
    5.000%, 1/1/39                                 145       154
    6.000%, 1/1/39                                 175       192
    4.500%, 3/1/39                                 327       339
    6.000%, 3/1/39                                 145       160
    4.500%, 4/1/39                                 368       383
    4.000%, 4/15/39                                232       233
    5.500%, 4/15/39                                 82        89
    6.000%, 4/15/39                                109       121
    4.000%, 5/15/39                                532       533

AGENCY-CONTINUED
    5.000%, 5/15/39                                215       229
    4.500%, 6/15/39                                959       994
    5.500%, 6/15/39                                199       216
    4.500%, 2/1/40                                 206       215
    4.500%, 8/1/40                               1,092     1,131
GNMA
    6.500%, 11/15/23                                53        61
    6.500%, 12/15/23                                 7         8
    6.500%, 2/15/24                                 64        73
    6.500%, 6/15/28                                 93       106
    6.500%, 7/15/31                                 53        60
    6.500%, 11/15/31                                59        67
    6.500%, 2/15/32                                 53        60
    6.500%, 4/15/32                                 66        75
                                                           -----
                                                           7,242
                                                           -----
NON-AGENCY-8.5%
1166 Avenue of Americas
    Commercial Mortgage
    Trust 05-C6A, A1 144A
    5.690%, 10/13/37(4)                            400       433
Americold LLC Trust
    10-ARTA, B 144A
    6.031%, 1/14/29(4)                             200       210
Bear Stearns Commercial
    Mortgage Securities, Inc.
    06-PW12, A4
    5.720%, 9/11/38(3)                             940     1,035
    07-PW18, AM
    6.084%, 6/11/50(3)                             550       538
Citigroup/Deutsche Bank
    Commercial Mortgage
    Trust 06-CD2, A4
    5.344%, 1/15/46(3)                           1,190     1,288
Credit Suisse Mortgage
    Capital Certificates
    06-C1, A4
    5.422%, 2/15/39(3)                           1,210     1,318
Extended Stay America
    Trust 10-ESHA, D 144A
    5.498%, 11/5/27(4)                             100       100
GE Capital Commercial
    Mortgage Corp. 03-C1, C
    4.975%, 1/10/38(3)                             175       182
Goldman Sachs Mortgage
    Securities Corp. II
    05-GG4, AJ
    4.782%, 7/10/39                                800       749
    07-GG10, A4
    5.800%, 8/10/45(3)                             460       494
JPMorgan Chase Commercial
    Mortgage Securities Corp.
    10-CNTR, A2 144A
    4.311%, 8/5/32(4)                              300       291
    05-LDP5, B
    5.358%, 12/15/44(3)                            125       118
    06-LDP7, AM
    5.863%, 4/15/45(3)                             125       129
    07-LD12, A4
    5.882%, 2/15/51(3)                             425       462

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR
                                                                    VALUE     VALUE
                                                                   -------  --------
NON-AGENCY-CONTINUED
Lehman Brothers-UBS
    Commercial Mortgage Trust
    06-C6, A4
    5.372%, 9/15/39                                                $   325  $    353
    07-C2, A2
    5.303%, 2/15/40                                                  1,153     1,177
    07-C6, A2
    5.845%, 7/15/40                                                    495       511
    07-C7, A3
    5.866%, 9/15/45 (3)                                                700       761
Morgan Stanley Capital I
    06-T23, A4
    5.810%, 8/12/41 (3)                                                790       884
    06-IQ12, A4
    5.332%, 12/15/43                                                   525       567
Timberstar Trust 06-1A,
    A 144A
    5.668%, 10/15/36(4)                                                675       729
Wachovia Bank Commercial
    Mortgage Trust
    07-C30, A5
    5.342%, 12/15/43                                                   285       300
    05-C21, D
    5.203%, 10/15/44(3)                                                100        93
    07-C33, A4
    6.097%, 2/15/51 (3)                                                425       462
                                                                            --------
                                                                              13,184
                                                                            --------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,851)                                                     20,426
                                                                            --------

ASSET-BACKED SECURITIES-1.4%
Bayview Financial Acquisition
    Trust 06-A, 1A2
    5.483%, 2/28/41 (3)                                                222       223
Bosphorus Financial Services
    Ltd. 144A
    2.061%, 2/15/12 (3)(4)                                              75        74
Chrysler Financial Auto
    Securitization Trust 10-A, C
    2.000%, 1/8/14                                                     300       301
JPMorgan Mortgage
    Acquisition Corp.
    06-CW2, AF3
    5.777%, 8/25/36 (3)                                                470       258
    06-CW2, AF4
    6.080%, 8/25/36                                                    530       229
Lehman XS Trust
    05-6, 3A2B
    5.420%, 11/25/35                                                   300       297
Popular ABS Mortgage
    Pass-Through Trust
    05-5, AF3
    5.086%, 11/25/35 (3)                                               107       105
Residential Funding
    Mortgage Securities II,
    Inc. 06-HSA1, A3
    5.230%, 2/25/36                                                    860       416
Santander Drive Auto
    Receivables Trust 11-2 B
    2.660%, 1/15/16                                                    240       240
Trip Rail Master Funding
    LLC 11-1A, A1A
    4.370%, 7/15/41                                                    110       110
                                                                            --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,210)                                                       2,253
                                                                            --------

CORPORATE BONDS AND NOTES-19.6%

CONSUMER DISCRETIONARY-1.3%
Ameristar Casinos, Inc. 144A
    7.500%, 4/15/21 (4)                                                100       104
Arcos Dorados B.V. 144A
    7.500%, 10/1/19 (4)                                                125       136
Caesar's Entertainment
    Operating Co., Inc.
    11.250%, 6/1/17                                                    125       139
Cequel Communications
    Holdings I LLC/Cequel
    Capital Corp. 144A
    8.625%, 11/15/17(4)                                                 90        94
Citadel Broadcasting
    Corp. 144A
    7.750%, 12/15/18(4)                                                 20        21
CityCenter Holdings
    LLC/CityCenter Finance
    Corp. 144A
    7.625%, 1/15/16 (4)                                                 42        44
Dana Holding Corp.
    6.500%, 2/15/19                                                     10        10
Delphi Corp. 144A
    5.875%, 5/15/19 (4)                                                 25        25
Gap, Inc. (The)
    5.950%, 4/12/21                                                     75        72
Hasbro, Inc.
    6.300%, 9/15/17                                                    200       226
International Game
    Technology
    7.500%, 6/15/19                                                    150       171
Korea Expressway Corp. 144A
    4.500%, 3/23/15 (4)                                                100       105
Landry's Restaurants, Inc.
    11.625%, 12/1/15                                                    83        89
Nissan Motor Acceptance
    Corp. 144A
    4.500%, 1/30/15 (4)                                                160       169
Pittsburgh Glass Works
    LLC 144A
    8.500%, 4/15/16 (4)                                                 40        41
Polymer Group, Inc. 144A
    7.750%, 2/1/19(4)                                                   16        16
QVC, Inc. 144A
    7.500%, 10/1/19 (4)                                                150       160
Seneca Gaming Corp. 144A
    8.250%, 12/1/18 (4)                                                 15        16
Time Warner Cable, Inc.
    5.850%, 5/1/17                                                     130       146
Universal City Development
    Partners Ltd./Universal City
    Development Partners
    Finance, Inc.
    8.875%, 11/15/15                                                    20        22
Univision Communications,
    Inc. 144A
    7.875%, 11/1/20(4)                                                  25        26
Vail Resorts, Inc. 144A
    6.500%, 5/1/19(4)                                                  125       126
Wyndham Worldwide Corp.
    5.750%, 2/1/18                                                      25        26
Wynn Las Vegas LLC/Wynn
    Las Vegas Capital Corp.
    7.875%, 11/1/17                                                    100       109
                                                                            --------
                                                                               2,093
                                                                            --------

CONSUMER STAPLES-0.5%
Bunge Ltd. Finance Corp.
    5.100%, 7/15/15                                                    125       134
Cencosud SA 144A
    5.500%, 1/20/21(4)                                                 150       151
Diversey, Inc.
    8.250%, 11/15/19                                                    15        18
Rite Aid Corp.
    8.000%, 8/15/20                                                     20        22
Sigma Alimentos SA de
    CV 144A
    5.625%, 4/12/18(4)                                                 150       153
Tate & Lyle International
    Finance plc 144A
    6.625%, 6/15/16(4)                                                 275       308
                                                                            --------
                                                                                 786
                                                                            --------

ENERGY-1.6%
Alta Mesa Holdings LP/Alta
    Mesa Finance Services
    Corp. 144A
    9.625%, 10/15/18(4)                                                 75        75
Anadarko Petroleum Corp.
    6.375%, 9/15/17                                                    160       183
Breitburn Energy Partners LP
    8.625%, 10/15/20                                                    60        64
Calumet Specialty Products
    Partners LP/Calumet
    Finance Corp. 144A
    9.375%, 5/1/19(4)                                                   30        31
Coffeyville Resources Inc.
    LLC/Coffeyville Finance,
    Inc., 144A
    10.875%, 4/1/17(4)                                                 125       143
Energy Transfer Equity LP
    7.500%, 10/15/20                                                    20        21
Expro Finance Luxembourg
    SCA 144A
    8.500%, 12/15/16(4)                                                125       121
Frontier Oil Corp.
    6.875%, 11/15/18                                                    45        48
Helix Energy Solutions
    Group, Inc. 144A
    9.500%, 1/15/16(4)                                                  50        52
Hilcorp Energy I LP/Hilcorp
    Finance Co. 144A
    7.750%, 11/1/15(4)                                                 100       104
Holly Corp.
    9.875%, 6/15/17                                                     12        13

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR
                                                                    VALUE     VALUE
                                                                   -------  --------
ENERGY-CONTINUED
Linn Energy LLC/Linn Energy
    Finance Corp. 144A
    6.500%, 5/15/19(4)                                             $    20  $      20
Lukoil International Finance
    BV 144A
    7.250%, 11/5/19(4)                                                 175        194
Newfield Exploration Co.
    6.625%, 9/1/14                                                     100        102
Petrobras International
    Finance Co.
    3.875%, 1/27/16                                                     70         71
Petrohawk Energy Corp.
    10.500%, 8/1/14                                                    100        113
Petroleos de Venezuela SA
    5.250%, 4/12/17                                                     65         41
Petroleos Mexicanos
    6.000%, 3/5/20                                                     105        115
Petroplus Finance Ltd. 144A
    6.750%, 5/1/14(4)                                                  150        148
Petropower I Funding
    Trust 144A
    7.360%, 2/15/14(4)                                                 208        210
Pioneer Drilling Co.
    9.875%, 3/15/18                                                     20         22
QEP Resources, Inc.
    6.875%, 3/1/21                                                     100        106
SEACOR Holdings, Inc.
    7.375%, 10/1/19                                                    150        165
SESI LLC 144A
    6.375%, 5/1/19(4)                                                   80         79
Swift Energy Co.
    7.125%, 6/1/17                                                     175        178
Weatherford International Ltd.
    9.625%, 3/1/19                                                      45         58
                                                                            ---------
                                                                                2,477
                                                                            ---------

FINANCIALS-9.3%
ADCB Finance Cayman
    Ltd. 144A
    4.750%, 10/8/14(4)                                                 150        157
AFLAC, Inc.
    8.500%, 5/15/19                                                    100        122
Ally Financial, Inc. Series
    8, 6.750%, 12/1/14                                                  49         51
American General (Springleaf)
    Finance Corp.
    5.400%, 12/1/15                                                    100         92
AmSouth Bank N.A.
    4.850%, 4/1/13                                                     200        200
Associated Banc Corp.
    5.125%, 3/28/16                                                     55         57
Assurant, Inc.
    5.625%, 2/15/14                                                    250        267
Banco Bradesco SA 144A
    5.900%, 1/16/21(4)                                                 150        152
Banco de Credito
    del Peru 144A
    4.750%, 3/16/16(4)                                                 150        149
Banco do Brasil SA 144A
    5.375%, 1/15/21(4)                                                 150        146
Banco Santander SA
    144A 4.500%, 4/6/15(4)                                             100        102
    144A 3.750%, 9/22/15(4)                                            100        101
Bank of America Corp.
    5.650%, 5/1/18                                                     400        422
    Capital Trust XI
    6.625%, 5/23/36(7)                                                 325        316
Barclays Bank plc
    5.200%, 7/10/14                                                    140        151
    144A
    5.926%(3)(4)(6)(7)                                                 100         93
BBVA Bancomer SA 144A
    6.500%, 3/10/21(4)                                                 150        153
Bear Stearns Cos., Inc.
    LLC (The)
    7.250%, 2/1/18                                                     250        297
BioMed Realty LP
    3.850%, 4/15/16                                                    125        126
Blackstone Holdings
    Finance Co., LLC 144A
    6.625%, 8/15/19(4)                                                 135        145
Brandywine Operating
    Partnership LP
    7.500%, 5/15/15                                                    125        143
Capital One
    Financial Corp.
    6.150%, 9/1/16                                                     125        138
    Capital IV
    8.875%, 5/15/40(7)                                                 100        103
CIT Group, Inc.
    7.000%, 5/1/16                                                      75         75
Citigroup, Inc.
    5.000%, 9/15/14                                                     40         42
    4.875%, 5/7/15                                                     150        156
    5.500%, 2/15/17                                                     45         47
City National Corp.
    5.250%, 9/15/20                                                    100        102
CommonWealth REIT
    5.750%, 11/1/15                                                    275        293
Credit Suisse
    6.000%, 2/15/18                                                    125        135
Deutsche Bank Financial LLC
    5.375%, 3/2/15                                                     131        140
Discover Bank
    7.000%, 4/15/20                                                    250        278
DuPont Fabros Technology LP
    8.500%, 12/15/17                                                   125        137
Equity One, Inc.
    6.250%, 12/15/14                                                   100        109
Export-Import Bank of Korea
    5.875%, 1/14/15                                                    100        110
Fidelity National Financial
    Services, Inc.
    6.600%, 5/15/17                                                    175        185
Fifth Third Bancorp
    4.500%, 6/1/18                                                     150        149
First Niagara Financial
    Group, Inc.
    6.750%, 3/19/20                                                    125        138
General Electric Capital Corp.
    5.375%, 10/20/16                                                   200        220
Genworth Financial, Inc.
    5.750%, 6/15/14                                                    125        131
    6.515%, 5/22/18                                                     85         85
Glen Meadow Pass-Through
    Trust 144A
    6.505%, 2/12/67(3)(4)                                              135        120
Goldman Sachs Group,
    Inc. (The)
    5.950%, 1/18/18                                                    165        178
    6.150%, 4/1/18                                                     175        190
HCP, Inc. 5.375%, 2/1/21                                                60         62
Health Care REIT, Inc.
    4.700%, 9/15/17                                                    150        154
HSBC Bank plc 144A
    3.100%, 5/24/16(4)                                                 150        149
Huntington Bancshares, Inc.
    7.000%, 12/15/20                                                    80         90
Hyundai Capital Services,
    Inc. 144A
    6.000%, 5/5/15(4)                                                  100        109
ICICI Bank Ltd. 144A
    5.750%, 11/16/20(4)                                                125        123
International Lease Finance Corp.
    6.250%, 5/15/19                                                     96         94
Jefferies Group, Inc.
    5.125%, 4/13/18                                                    109        109
JPMorgan Chase & Co.
    5.250%, 5/1/15                                                     250        270
KeyBank NA
    4.950%, 9/15/15                                                    170        181
Kimco Realty Corp.
    6.875%, 10/1/19                                                    150        174
Korea Development Bank
    5.300%, 1/17/13                                                    137        144
    4.375%, 8/10/15                                                    100        105
Lincoln National Corp.
    6.050%, 4/20/67(3)                                                  50         48
Lloyds Banking Group
    Capital No.1 plc 144A
    7.875%, 11/1/20(4)                                                  50        468
Lloyds TSB Bank plc 144A
    6.500%, 9/14/20(4)                                                 150        141
Macquarie Bank Ltd. 144A
    6.625%, 4/7/21(4)                                                  100        101
Morgan Stanley
    3.800%, 4/29/16                                                    150        148
    5.750%, 10/18/16                                                   100        106
National Capital Trust II 144A
    5.486%, 12/29/49(3)(4)                                             950        909
National Retail Properties, Inc.
    5.500%, 7/15/21                                                    150        147
Nordea Bank AB 144A
    4.875%, 1/14/21(4)                                                 200        202
ORIX Corp.
    5.000%, 1/12/16                                                     86         89
Prologis LP
    7.625%, 8/15/14                                                    150        171
    6.625%, 5/15/18                                                    120        133
Prudential Financial, Inc.
    8.875%, 6/15/38(3)(7)                                               50         58
Regions Financial Corp.
    7.750%, 11/10/14                                                    50         53
    5.750%, 6/15/15                                                     55         54
Royal Bank of Scotland plc (The)
    4.875%, 3/16/15                                                    100        104
    3.950%, 9/21/15                                                     50         50
    5.625%, 8/24/20                                                    150        150
Senior Housing Properties Trust
    4.300%, 1/15/16                                                    125        126

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR
                                                                    VALUE     VALUE
                                                                   -------  --------
FINANCIALS-CONTINUED
Simon Property Group LP
    5.650%, 2/1/20                                                 $    50  $      54
SLM Corp.
    6.250%, 1/25/16                                                    200        208
Societe Generale 144A
    3.500%, 1/15/16(4)                                                 105        104
UFJ Finance AEC
    6.750%, 7/15/13                                                    275        302
Unum Group
    7.125%, 9/30/16                                                    125        143
Vanguard Health Holding
    Co. II, LLC/Vanguard
    Holding Co. II, Inc.
    7.750%, 2/1/19                                                      56        57
Vnesheconombank Via
    (VEB Finance Ltd.) 144A
    6.902%, 7/9/20(4)                                                  155        165
Wachovia Corp.
    4.875%, 2/15/14                                                    355        378
Webster Financial Corp.
    5.125%, 4/15/14                                                     65        64
Westfield Capital Corp.,
    Ltd./Westfield Finance
 Authority 144A
    5.125%, 11/15/14(4)                                                355        387
Willis Group Holdings plc
    5.750%, 3/15/21                                                    150        153
Woori Bank 144A
    4.750%, 1/20/16(4)                                                 150        157
Zions Bancorp
    5.650%, 5/15/14                                                    500        517
                                                                            ---------
                                                                               14,414
                                                                            ---------

HEALTH CARE-0.4%
Healthsouth Corp.
    7.250%, 10/1/18                                                     90         94
Mylan, Inc. 144A
    6.000%, 11/15/18(4)                                                100        102
Patheon, Inc. 144A
    8.625%, 4/15/17(4)                                                  20         20
Quest Diagnostics, Inc.
    6.400%, 7/1/17                                                     280        323
Universal Health Services, Inc.
    7.125%, 6/30/16                                                     24         26
    7.000%, 10/1/18                                                     25         26
Valeant Pharmaceuticals
    International, Inc. 144A
    6.500%, 7/15/16(4)                                                 100        100
                                                                            ---------
                                                                                  691
                                                                            ---------

INDUSTRIALS-2.6%
ADS Tactical, Inc. 144A
    11.000%, 4/1/18(4)                                                  75         79
AWAS Aviation Capital Ltd. 144A
    7.000%, 10/15/16(4)                                                143        147
CHC Helicopter SA 144A
    9.250%, 10/15/20(4)                                                100         91
Continental Airlines, Inc.
    Pass-Through Trust 98-1A,
    6.648%, 3/15/19                                                    302        318
Delta Air Lines Pass-Through
    Trust 11-1, A
    5.300%, 4/15/19                                                    325        325
Deluxe Corp. 144A
    7.000%, 3/15/19(4)                                                  60         60
Equifax, Inc.
    6.300%, 7/1/17                                                     240        265
Griffon Corp. 144A
    7.125%, 4/1/18(4)                                                  100        101
Hutchison Whampoa
    International Ltd. 144A
    5.750%, 9/11/19(4)                                                 115        123
ITW Cupids Financing
    Trust I 144A
    6.550%, 12/31/11                                                 2,000      2,014
Kratos Defense & Security
    Solutions, Inc.
    10.000%, 6/1/17                                                    130        138
Owens Corning, Inc.
    6.500%, 12/1/16                                                     60         65
Steelcase, Inc.
    6.375%, 2/15/21                                                    150        156
Teekay Corp.
    8.500%, 1/15/20                                                     75         78
Voto-Votorantim Ltd. 144A
    6.750%, 4/5/21(4)                                                  150        160
                                                                            ---------
                                                                                4,120
                                                                            ---------

INFORMATION TECHNOLOGY-0.9%
Audatex North America,
    Inc. 144A
    6.750%, 6/15/18(4)                                                  50         51
Broadridge Financial
    Solutions, Inc.
    6.125%, 6/1/17                                                     250        260
CDW LLC/CDW Finance
    Corp. 144A
    8.500%, 4/1/19(4)                                                  125        123
CommScope, Inc. 144A
    8.250%, 1/15/19(4)                                                  65         67
Crown Castle Holdings GS
    V LLC/Crown Castle GS III
    Corp. 144A
    7.750%, 5/1/17(4)                                                  150        162
EarthLink, Inc. 144A
    8.875%, 5/15/19(4)                                                 100         91
iGate Corp. 144A
    9.000%, 5/1/16(4)                                                   75         76
Intuit, Inc. 5.750%, 3/15/17                                            71         80
Jabil Circuit, Inc.
    8.250%, 3/15/18                                                    170        195
Seagate HDD Cayman 144A
    7.750%, 12/15/18(4)                                                100        106
Spansion LLC 144A
    7.875%, 11/15/17(4)                                                100        102
SunGard Data Systems, Inc.
    7.375%, 11/15/18                                                    30         30
                                                                            ---------
                                                                                1,343
                                                                            ---------

MATERIALS-1.3%
AbitibiBowater, Inc. 144A
    10.250%, 10/15/18(4)                                                66         72
Alcoa, Inc. 5.400%, 4/15/21                                            150        150
Building Materials Corp. of
    America 144A
    6.750%, 5/1/21(4)                                                   10         10
Carpenter Technology Corp.
    5.200%, 7/15/21                                                    150        147
Catalyst Paper Corp.
    7.375%, 3/1/14                                                     135         84
Celanese US Holdings LLC
    6.625%, 10/15/18                                                    10         11
Celulosa Arauco
    7.250%, 7/29/19                                                    150        171
Cemex SAB de CV 144A
    5.246%, 9/30/15(3)(4)                                              150        145
Commercial Metals Co.
    7.350%, 8/15/18                                                    170        182
CRH America, Inc.
    6.000%, 9/30/16                                                    255        280
    8.125%, 7/15/18                                                    150        178
Gerdau Holdings, Inc. 144A
    7.000%, 1/20/20(4)                                                 100        111
Solo Cup Co./Solo Cup
    Operating Corp.
    10.500%, 11/1/13                                                    45         47
USG Corp. 144A
    9.750%, 8/1/14(4)                                                   21         22
Verso Paper Holdings
    LLC/Verso Paper, Inc.
    Series B,
    4.023%, 8/1/14(3)                                                   93         86
Xstrata Canada Corp.
    5.500%, 6/15/17                                                    260        285
                                                                            ---------
                                                                                1,981
                                                                            ---------

TELECOMMUNICATION SERVICES-0.9%
Axtel SAB de C.V. 144A
    9.000%, 9/22/19(4)                                                  38         37
Cincinnati Bell, Inc.
    8.250%, 10/15/17                                                    60         61
Clearwire Communications
    LLC/Clearwire Finance,
    Inc. 144A
    12.000%, 12/1/15(4)                                                 20         22
Frontier Communications Corp.
    7.875%, 4/15/15                                                     55         60
    8.125%, 10/1/18                                                     75         82
OJSC Vimpel Communications
    (VIP Finance Ireland Ltd.) 144A
    9.125%, 4/30/18(4)                                                 125        142
Qwest Corp.
    6.500%, 6/1/17                                                     143        155
SBA Tower Trust 144A
    4.254%, 4/15/15(4)                                                 225        237
Telecom Italia Capital SA
    5.250%, 10/1/15                                                    200        208
Telefonica Emisiones, S.A.U.
    5.462%, 2/16/21                                                     25         25
Telemar Norte Leste SA 144A
    5.500%, 10/23/20 (4)                                               100         99
Virgin Media Finance plc
    Series 1,
    9.500%, 8/15/16                                                    100        113
West Corp. 144A
    7.875%, 1/15/19 (4)                                                100         97
                                                                            ---------
                                                                                1,338
                                                                            ---------

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR
                                                                    VALUE     VALUE
                                                                   -------  --------
UTILITIES-0.8%
Centrais Eletricas Brasileiras
    SA 144A
    6.875%, 7/30/19 (4)                                            $   100  $     113
Great River Energy 144A
    5.829%, 7/1/17(4)                                                   97        108
Korea Electric Power Corp. 144A
    5.500%, 7/21/14(4)                                                 100        108
Midwest Generation LLC
    Series B
    8.560%, 1/2/16                                                     117        120
NRG Energy, Inc. 144A
    7.625%, 5/15/19 (4)                                                100        100
Suburban Propane Partners
    LP/Suburban Energy
    Finance Corp.
    7.375%, 3/15/20                                                     45         47
TransAlta Corp.
    4.750%, 1/15/15                                                     65         69
United Energy Distribution
    Holdings Property Ltd. 144A
    5.450%, 4/15/16 (4)                                                500        534
                                                                            ---------
                                                                                1,199
                                                                            ---------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $28,887)                                                      30,442
                                                                            ---------

LOAN AGREEMENTS(3)-0.9%

CONSUMER DISCRETIONARY-0.2%
Advantage Sales &
    Marketing, Inc.
    5.250%, 12/17/17                                                    17         17
Brickman Group Holdings, Inc.
    Tranche B,
    7.250%, 10/14/16                                                    50         50
Chrysler Group LLC/Chrysler
    Group Co-Issuer, Inc.
    Tranche B,
    6.000%, 5/24/17                                                    100         98
Dunkin' Brands, Inc.
    Tranche B-2,
    4.250%, 11/23/17                                                    60         60
SRAM LLC 4.750%, 6/7/18                                                 32         32
Universal City Development
    Partners Ltd.
    5.500%, 11/6/14                                                     17         17
Visant Corp. (Jostens)
    Tranche B,
    5.250%, 12/22/16                                                    75         74
                                                                            ---------
                                                                                  348
                                                                            ---------

CONSUMER STAPLES-0.1%
Del Monte Foods Co.
    4.500%, 3/8/18                                                      22         22
Revlon Consumer Products Corp.
    Tranche B,
    4.750%, 11/19/17                                                    63         63
Reynolds Group Holdings Ltd.
    Tranche 2011,
    4.250%, 2/9/18                                                     100         99
                                                                            ---------
                                                                                  184
                                                                            ---------

FINANCIALS-0.1%
Delos Aircraft, Inc.
    Tranche 2,
    7.000%, 3/17/16                                                      8          8
International Lease Finance
    Corp. (Delos Aircraft, Inc.)
    Tranche 1,
    6.750%, 3/17/15                                                     12         12
iStar Financial, Inc.
    Tranche A-1
    5.000%, 6/28/13                                                     84         83
MoneyGram International, Inc.
    5.000%, 11/18/17                                                     7          7
Springleaf Financial Funding
    Co. (American General
    Finance Corp.)
    5.500%, 5/10/17                                                     60         59
Walter Investments, Inc.
    7.750%, 6/30/16                                                     42         41
                                                                            ---------
                                                                                  210
                                                                            ---------

HEALTH CARE-0.1%
Surgery Center Holdings, Inc.
    6.500%, 2/4/17                                                      66         66
                                                                            ---------

INDUSTRIALS-0.1%
Brock Holdings Ill, Inc.
    6.000%, 3/16/17                                                     20         20
Bucyrus International, Inc.
    Tranche C,
    4.250%, 2/19/16                                                     64         65
                                                                            ---------
                                                                                   85
                                                                            ---------

INFORMATION TECHNOLOGY-0.2%
Lawson Software, Inc.
    6.750%, 7/5/17                                                      60         58
Mood Media Corp.
    7.000%, 5/6/18                                                      65         64
Novell, Inc. (Attachmate Corp.)
    6.500%, 4/27/17                                                    100        100
                                                                            ---------
                                                                                  222
                                                                            ---------

MATERIALS-0.1%
Anchor Glass Container Corp.
    6.000%, 3/2/16                                                      72         72
CPG International, Inc.
    Tranche B,
    6.000%, 2/18/17                                                     44         44
General Chemical Corp.
    Tranche B,
    5.500%, 10/6/15                                                     49         49
JMC Steel Group
    4.750%, 4/1/17                                                      20         20
                                                                            ---------
                                                                                  185
                                                                            ---------

UTILITIES-0.0%
Texas Competitive Electric
    Holdings Co., LLC
    Tranche 2014,
    3.710%, 10/10/14                                                    68         58
                                                                            ---------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,368)                                                        1,358
                                                                            ---------

                                                                    SHARES     VALUE
                                                                   --------  --------
PREFERRED STOCK-0.2%

FINANCIALS-0.2%
Ally Financial, Inc.
    Series G,144A 7.00%(4)                                               84         79
Banco Bilbao Vizcaya
    Argentaria S.A. International
    Preferred S.A.
    Unipersonal 5.92%(3)                                                110         91
JPMorgan Chase & Co.
    Series 1, 7.90% (3)                                                  89         95
                                                                             ---------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $200)                                                             265
                                                                             ---------

COMMON STOCKS-58.0%

CONSUMER DISCRETIONARY-7.7%
Amazon.com, Inc. (2)                                                  9,000      1,840
AutoZone, Inc.(2)                                                     6,200      1,828
Comcast Corp. Class A                                                75,000      1,901
Darden Restaurants, Inc.                                             40,000      1,990
Lululemon Athletica, Inc.(2)                                         21,000      2,348
McDonald's Corp.                                                     24,000      2,024
                                                                             ---------
                                                                                11,931
                                                                             ---------

CONSUMER STAPLES-2.6%
Altria Group, Inc.                                                   78,000      2,060
PepsiCo, Inc.                                                        27,000      1,902
                                                                             ---------
                                                                                 3,962
                                                                             ---------

ENERGY-9.9%
Alpha Natural Resources,
Inc.(2)                                                              39,000      1,772
Chesapeake Energy Corp.                                              52,000      1,544
Chevron Corp.                                                        16,000      1,645
ConocoPhillips                                                       23,000      1,729
El Paso Corp.                                                        87,000      1,757
Halliburton Co.                                                      36,000      1,836
Occidental Petroleum Corp.                                           16,000      1,665
Petroleo Brasileiro S.A. ADR                                         46,000      1,558
Williams Cos., Inc. (The)                                            59,000      1,785
                                                                             ---------
                                                                                15,291
                                                                             ---------

FINANCIALS-3.7%
Bank of America Corp.                                               165,000      1,809
Citigroup, Inc.                                                      49,000      2,040
Goldman Sachs Group, Inc. (The)                                      14,000      1,863
                                                                             ---------
                                                                                 5,712
                                                                             ---------

HEALTH CARE-4.8%
Abbott Laboratories                                                  36,000      1,894
Biogen Idec, Inc.(2)                                                 18,000      1,925
Gilead Sciences, Inc.(2)                                             44,000      1,822
UnitedHealth Group, Inc.                                             35,000      1,805
                                                                             ---------
                                                                                 7,446
                                                                             ---------

INDUSTRIALS-9.9%
Alaska Air Group, Inc.(2)                                            31,000      2,122
Caterpillar, Inc.                                                    17,000      1,810
Cummins, Inc.                                                        19,000      1,966
Deere & Co.                                                          22,000      1,814

                       See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                    SHARES     VALUE
                                                                   --------  ---------
INDUSTRIALS-CONTINUED
Foster Wheeler AG (2)                                                55,000  $   1,671
L-3 Communications
    Holdings, Inc.                                                   24,000      2,099
Union Pacific Corp.                                                  19,000      1,984
United Continental Holdings, Inc.(2)                                 83,000      1,878
                                                                             ---------
                                                                                15,344
                                                                             ---------

INFORMATION TECHNOLOGY-10.2%
Amkor Technology, Inc.(2)                                           238,796      1,473
Apple, Inc.(2)                                                        8,300      2,786
Corning, Inc.                                                        91,000      1,652
Intel Corp.                                                          89,000      1,972
International Business
    Machines Corp.                                                   12,000      2,059
QUALCOMM, Inc.                                                       35,000      1,988
SanDisk Corp.(2)                                                     43,000      1,784
Visa, Inc. Class A                                                   25,000      2,106
                                                                             ---------
                                                                                15,820
                                                                             ---------

MATERIALS-7.9%
Alcoa, Inc.                                                          87,000      1,380
Cliffs Natural Resources, Inc.                                       21,000      1,941
du Pont (E.I.) de Nemours & Co.
                                                                     36,000      1,946
Freeport-McMoRan Copper
    & Gold, Inc.                                                     32,000      1,693
Monsanto Co.                                                         26,000      1,886
Nucor Corp.                                                          34,000      1,401
Potash Corp. of Saskatchewan, Inc.
                                                                     36,000      2,052
                                                                             ---------
                                                                                12,299
                                                                             ---------

TELECOMMUNICATION SERVICES-1.3%
Verizon Communications, Inc.                                         55,000      2,048
                                                                             ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $63,985)                                                       89,853
                                                                             ---------
EXCHANGE-TRADED FUNDS-1.0%
Consumer Staples Select
    Sector SPDR Fund                                                 12,678        396
Health Care Select Sector
    SPDR Fund                                                        35,000      1,243
                                                                             ---------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,636)                                                         1,639
                                                                             ---------
TOTAL LONG-TERM INVESTMENTS-98.9%
(IDENTIFIED COST $124,971)                                                     153,274
                                                                             ---------

SHORT-TERM INVESTMENTS-0.5%

MONEY MARKET MUTUAL FUNDS-0.5%
Dreyfus Cash Management Fund -
    Institutional Shares
    (seven-day effective
    yield 0.100%)                                                   721,632  $     722
                                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $722)                                                             722
                                                                             ---------
TOTAL INVESTMENTS-99.4%
(IDENTIFIED COST $125,693)                                                     153,996(1)
                                                                             ---------
Other assets and liabilities, net-0.6%                                             884
                                                                             ---------
NET ASSETS-100.0%                                                            $ 154,880
                                                                             =========

ABBREVIATIONS:

ADR   American Depositary Receipt
FGIC  Financial Guaranty Insurance Company
FNMA  Federal National Mortgage Association ("Fannie Mae")
FSA   Financial Security Assurance, Inc.
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
PIK   Payment-in-Kind Security
REIT  Real Estate Investment Trust
SPDR  S&P Depositary Receipt

------------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at June 30, 2011, see Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $12,933 or 8.4% of net assets.

(5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  No contractual maturity date.

(7)  Interest payments may be deferred.

COUNTRY WEIGHTINGS
United States
    (includes short-term investments)          88%
Canada                                          3
Brazil                                          2
Australia                                       1
South Korea                                     1
Switzerland                                     1
United Kingdom                                  1
Other                                           3
                                             ----
Total                                         100%
                                             ----
+ % of total investments as of June 30, 2011

FOREIGN CURRENCIES:

AUD  Australian Dollar
CAD  Canadian Dollar
KRW  Korean Won
NOK  Norwegian Krone
NZD  New Zealand Dollar
SEK  Swedish Krona

The following table provides a summary of inputs used to value the Series' investments as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                                           Level 2 -
                                                    Total      Level 1 -  Significant
                                                  Value at      Quoted    Observable
                                                June 30, 2011   Prices      Inputs
                                                -------------  ---------  -----------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Asset-Backed Securities                     $     2,253    $     --  $     2,253
    Corporate Bonds and Notes                        30,442          --       30,442
    Foreign Government Securities                     1,796          --        1,796
    Loan Agreements                                   1,358          --        1,358
    Mortgage-Backed Securities                       20,426          --       20,426
    Municipal Bonds                                   3,723          --        3,723
    U.S. Government Securities                        1,519          --        1,519
Equity Securities:
    Common Stocks                                    89,853       89,853          --
    Exchange-Traded Funds                             1,639        1,639          --
    Preferred Stock                                     265           --          265
    Short-Term Investments                              722          722          --
                                                -----------    ---------  -----------
        Total Investments                       $   153,996    $  92,214  $    61,782
                                                ===========    =========  ===========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                           VIRTUS VARIABLE INSURANCE TRUST
                         STATEMENTS OF ASSETS AND LIABILITIES
                              JUNE 30, 2011 (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                                                                                     MULTI-SECTOR
                                                  CAPITAL GROWTH    GROWTH & INCOME         INTERNATIONAL            FIXED INCOME
                                                      SERIES             SERIES                SERIES                   SERIES
                                                  --------------      ---------------       -------------           --------------

ASSETS
Investment in securities at value(1)                $  224,876       $     180,026           $     388,761            $     216,733
Foreign currency at value(2)                                --                  --                     853                        7
Cash                                                        --                  --                      --                       70
Receivables
 Investment securities sold                                 --               2,780                   1,292                    1,294
 Fund shares sold                                           13                   6                       1                       --
 Dividends and interest                                     70                 162                   1,514                    2,740
 Tax reclaims                                                4                  --                   1,187                       --
Prepaid expenses                                            11                   9                      19                       11
Other assets                                                94                  76                     162                       92
                                                    ----------      --------------           -------------           --------------
        Total assets                                   225,068             183,059                 393,789                  220,947
                                                    ----------      --------------           -------------           --------------
LIABILITIES
Payables
 Fund shares repurchased                                    53                  77                     434                       75
 Investment securities purchased                            --               3,217                   1,299                    1,144
 Investment advisory fee                                    80                  54                     169                       43
 Administration fee                                         16                  13                      27                       15
 Distribution and service fees                              45                  36                      80                       45
 Transfer agent fees and expenses                            2                   2                       2                        2
 Trustees' fees and expenses                                 7                   5                      12                        7
 Professional fee                                           30                  34                      44                       34
 Other accrued expenses                                     24                  20                      62                       32
Trustee deferred compensation plan                          94                  76                     162                       92
                                                    ----------      --------------           -------------           --------------
        Total liabilities                                  351               3,534                   2,291                    1,489
                                                    ----------      --------------           -------------           --------------
NET ASSETS                                          $  224,717      $      179,525           $     391,498                 $219,458
                                                    ==========      ==============           =============           ==============
NET ASSETS CONSIST OF:
 Capital paid in on shares of
  beneficial interest                               $  265,529      $      163,348                $317,359            $     219,106
 Accumulated undistributed
  net investment income (loss)                             (69)                 14                   2,981                    1,078
 Accumulated undistributed
  net realized gain (loss)                             (74,181)            (26,324)                (54,160)                 (12,543)
 Net unrealized appreciation
  (depreciation)                                        33,438              42,487                 125,318                  11,817
                                                    ----------      --------------           -------------           --------------
NET ASSETS                                          $  224,717      $      179,525           $     391,498           $      219,458
                                                    ==========      ==============           =============           ==============
 Net asset value and offering price per share       $    15.55      $        13.61           $       17.02           $         9.67
                                                    ----------      --------------           -------------           --------------
 Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization             14,450,275          13,190,930              23,006,847               22,695,510
                                                    ----------      --------------           -------------           --------------
 (1) Investments in securities at cost              $  191,438      $      137,539                $263,571           $      204,926
 (2) Foreign currency at cost                       $      --       $           --           $         851           $            7

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
               STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                         JUNE 30, 2011 (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                   PREMIUM                                                                STRATEGIC
                                               ALPHASECTOR(SM)    REAL ESTATE       SMALL-CAP GROWTH   SMALL-CAP VALUE    ALLOCATION
                                                   SERIES      SECURITIES SERIES          SERIES           SERIES           SERIES
                                                ------------   -----------------    ----------------   ---------------   -----------

ASSETS
  Investment in securities at value(1)          $   1,011      $    112,664         $  72,181          $   153,915     $    153,996
  Receivables
    Investment securities sold                         --             1,012               355                   --            2,664
    Fund shares sold                                   --                --                --(2)                --                5
    Receivable from adviser                             3                --                --                   --               --
    Dividends and interest                             --(2)            237                25                  177              698
  Prepaid expenses                                     --(2)              6                 4                    7                8
  Other assets                                         --(2)             46                29                   62               65
                                               ----------      ------------       -----------          ------------     -----------
      Total assets                                  1,014           113,965            72,594              154,161          157,436
                                               ----------      ------------       -----------          ------------     -----------
LIABILITIES
  Payables
    Fund shares repurchased                            --               171               154                  310               61
    Investment securities purchased                    --               336                --                   --            2,291
    Investment advisory fee                            --                52                29                   97               43
    Administration fee                                 --(2)              8                 5                   11               12
    Distribution and service fees                      --(2)             23                15                   30               31
    Transfer agent fees and expenses                    2                 2                 2                    2                2
    Trustees' fees and expenses                        --(2)              3                 2                    5                5
    Professional fee                                    6                24                25                   29               28
    Other accrued expenses                             --(2)             15                 7                   15               18
  Trustee deferred compensation plan                   --(2)             46                29                   62               65
                                               ----------      ------------       -----------          ------------     -----------
      Total liabilities                                 8               680               268                   561           2,556
                                               ----------      ------------       -----------          ------------     -----------
NET ASSETS                                     $    1,006      $    113,285       $    72,326          $    153,600     $   154,880
                                               ==========      ============       ===========          ============     ===========

NET ASSETS CONSIST OF:
  Capital paid in on shares of
   beneficial interest                         $    1,000      $     60,560       $    75,736          $    153,109     $   143,770
  Accumulated undistributed
   net investment income (loss)                         3               616              (159)                  291              73
  Accumulated undistributed
   net realized gain (loss)                            --             1,407           (14,413)              (20,029)        (17,266)
  Net unrealized appreciation
   (depreciation)                                       3            50,702            11,162                20,229          28,303
                                               ----------      ------------       -----------          ------------     -----------
NET ASSETS                                     $    1,006      $    113,285       $    72,326          $    153,600     $   154,880
                                               ==========       ===========       ===========          ============     ===========
  Net asset value and offering
   price per share                             $    10.06      $      28.20       $     14.25          $      12.98     $     12.74
                                               ----------      ------------       -----------          ------------     -----------

  Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization                         100,000         4,017,820         5,074,018            11,838,186      12,153,870
                                               ----------      ------------       -----------          ------------     -----------
  (1) Investments in securities at cost        $    1,008     $      61,962       $    61,019          $    133,686     $   125,693
  (2) Amount is less than $500.

                       See Notes to Financial Statements

                    VIRTUS VARIABLE INSURANCE TRUST
                      STATEMENTS OF OPERATIONS
              SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                       MULTI-SECTOR
                                           CAPITAL GROWTH      GROWTH & INCOME   INTERNATIONAL          FIXED INCOME
                                              SERIES              SERIES           SERIES                 SERIES
                                           --------------      ---------------   -------------         -------------
INVESTMENT INCOME
Dividends..............................        $   1,070       $         1,373         $10,378         $          22
Interest...............................               48                     2               1                 7,973
Foreign taxes withheld.................              (12)                   (9)           (880)                  (17)
                                           -------------       ---------------   -------------         -------------
  Total investment income..............            1,106                 1,366           9,499                 7,978
                                           -------------       ---------------   -------------         -------------
EXPENSES
Investment advisory fee................              807                   650           1,447                   558
Administration fee.....................               98                    79             165                    93
Distribution and service fees..........              288                   232             495                   279
Transfer agent fee and expenses........                7                     7               7                     7
Custodian fees.........................               --(1)                  8              40                    18
Printing fees and expenses.............               30                    27              52                    31
Professional fees......................               28                    24              43                    27
Trustees' fees and expenses............               40                    32              68                    38
Miscellaneous..........................               37                    32              67                    47
                                           -------------       ---------------   -------------         -------------
  Total expenses.......................            1,335                 1,091           2,384                 1,098
Less expenses reimbursed
 by investment adviser.................             (239)                 (255)           (345)                 (261)
                                           -------------       ---------------   -------------         -------------
  Net expenses.........................            1,096                   836           2,039                   837
                                           -------------       ---------------   -------------         -------------
NET INVESTMENT INCOME..................               10                   530           7,460                 7,141
                                           -------------       ---------------   -------------         -------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on
 investments...........................            7,073                 2,810           8,998                 4,904
Net realized gain (loss) on foreign
currency transactions..................               --                    --               4                    (6)
Net change in unrealized appreciation
 (depreciation) on investments.........            6,708                 8,726           2,085                (1,498)
Net change in
ppreciation (depreciation) on
foreign currency translations..........               --                    --              37                    --(1)
                                           -------------       ---------------   -------------         -------------
NET GAIN (LOSS) ON INVESTMENTS.........           13,781                11,536          11,124                 3,400
                                           -------------       ---------------   -------------         -------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.............        $  13,791       $        12,066   $      18,584         $      10,541
                                           =============       ===============   =============         =============

----------
(1)  Amount is less than $500

                       See Notes to Financial Statements

                   VIRTUS VARIABLE INSURANCE TRUST
                STATEMENTS OF OPERATIONS (CONTINUED)
             SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                             PREMIUM                                                                     STRATEGIC
                                          ALPHASECTOR(SM)    REAL ESTATE       SMALL-CAP GROWTH     SMALL-CAP VALUE     ALLOCATION
                                            SERIES(2)     SECURITIES SERIES          SERIES               SERIES          SERIES
                                            ------------  -----------------    ----------------     ---------------     ----------

INVESTMENT INCOME
Dividends............................     $     9         $    1,581             $   238            $ 1,414             $     697
Interest.............................          --                 --                  --                 --                 1,812
Foreign taxes withheld...............          --                 --                  --                 --                    (6)
                                          -------         ----------             -------            -------             ---------
  Total investment income                       9              1,581                 238              1,414                 2,503
                                          -------         ----------             -------            -------             ---------
EXPENSES
Investment advisory fee..............           4                420                 299                684                   471
Administration fee...................          --(1)              47                  29                 64                    70
Distribution and service fees........           1                140                  88                190                   196
Transfer agent fee and expenses......           5                  7                   7                  7                     7
Custodian fees.......................           2                  3                   5                  5                     5
Printing fees and expenses...........           2                 17                  10                 22                    22
Professional fees....................           8                 20                  17                 21                    24
Trustees' fees and expenses..........          --(1)              19                  12                 25                    27
Miscellaneous                                  --(1)              20                  13                 27                    26
                                          -------         ----------             -------            -------             ---------
  Total expenses.....................          22                693                 480              1,045                   848
Less expenses reimbursed by
  investment adviser.................         (16)              (77)               (111)               (57)                  (180)
                                          -------         ----------             -------            -------             ---------
  Net expenses.......................           6                616                 369                988                   668
                                          -------         ----------             -------            -------             ---------
NET INVESTMENT INCOME (LOSS).........           3                965                (131)               426                 1,835
                                          -------         ----------             -------            -------             ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
  investments........................          --              6,667               3,634              2,632                 5,157
Net realized gain (loss) on foreign
  currency transactions..............          --                 --                  --                 --                    (2)
Net change in unrealized appreciation
(depreciation) on investments........           3              4,386               8,483             14,824                 1,820
Net change in unrealized appreciation
(depreciation) on foreign
currency translations..............            --                 --                  --                 --                    (1)
                                          -------         ----------             -------            -------             ---------
NET GAIN (LOSS) ON INVESTMENTS.......           3             11,053              12,117             17,456                 6,974
                                          -------         ----------             -------            -------             ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................     $     6         $   12,018             $11,986            $17,882             $   8,809
                                          =======         ==========             =======            =======             =========

----------
(1)  Amount is less than $500
(2)  Inception date February 14, 2011

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                        VIRTUS VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                    CAPITAL GROWTH SERIES                  GROWTH & INCOME SERIES
                                             ------------------------------------   ------------------------------------
                                             SIX MONTHS ENDED                       SIX MONTHS ENDED
                                              JUNE 30, 2011        YEAR ENDED        JUNE 30, 2011        YEAR ENDED
                                               (UNAUDITED)      DECEMBER 31, 2010      (UNAUDITED)     DECEMBER 31, 2010
                                             ----------------   -----------------   ----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)..............   $             10   $             793   $            530   $             969
Net realized gain (loss)..................              7,073              48,702              2,810              23,957
Net change in unrealized appreciation
 (depreciation)...........................              6,708             (19,546)             8,726              (9,877)
                                             ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets
 resulting from operations.................            13,791              29,949             12,066              15,049
                                             ----------------   -----------------   ----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.....................              (116)               (916)              (592)             (1,098)
                                             ----------------   -----------------   ----------------   -----------------
Decrease in net assets from
 distributions to shareholders.............              (116)               (916)              (592)             (1,098)
                                             ----------------   -----------------   ----------------   -----------------
FROM SHARE TRANSACTIONS
 Sale of shares............................             2,589               6,280              1,377               3,548
Plans of Reorganization (Note 9)..........                  -                   -                  -             101,390
Reinvestment of  distributions............                116                 916                592               1,098

Shares repurchased........................            (19,772)             (44,529)            (23,279)          (20,926)
                                             ----------------    -----------------   -----------------   ---------------
Increase (decrease) in
 net assets from share transactions........            (17,067)             (37,333)          (21,310)            85,110
                                             ----------------    -----------------   ----------------   ----------------
Net increase (decrease) in net assets.....             (3,392)              (8,300)           (9,836)             99,061
                                             ----------------    -----------------   ---------------    ----------------
NET ASSETS
Beginning of period.......................            228,109               236,409           189,361             90,300
                                             ----------------     -----------------   ---------------   ----------------
End of period.............................          $ 224,717             $ 228,109          $179,525           $189,361
                                             ===============      =================   ===============   ================
Accumulated undistributed
 net investment income (loss)
 at end of period.........................               (69)                   37                 14                76

SHARES
Sales of shares...........................               168                   485                102               308
Plans of Reorganization (Note 9)..........                 -                     -                  -             8,303
Reinvestment of distributions.............                 8                    70                 44                98
Shares repurchased........................            (1,272)               (3,440)            (1,730)           (1,797)
                                             ---------------     -----------------   ----------------   ---------------
Net Increase/(Decrease)...................            (1,096)               (2,885)            (1,584)            6,912
                                             ===============     =================   ================   ===============

                       See Notes to Financial Statements


   INTERNATIONAL SERIES              MULTI-SECTOR FIXED INCOME SERIES   PREMIUM ALPHASECTOR(SM) SER    REAL ESTATE SECURITIES SERIES
--------------------------------    ----------------------------------- ----------------------------   -----------------------------
                                                                              FROM INCEPTION
                                                                             FEBRUARY 14, 2011
SIX MONTHS ENDED                       SIX MONTHS ENDED                            TO             SIX MONTHS ENDED
 JUNE 30, 2011       YEAR ENDED          JUNE 30, 2011       YEAR ENDED        JUNE 30, 2011       JUNE 30, 2011       YEAR ENDED
 (UNAUDITED)      DECEMBER 31, 2010       (UNAUDITED)     DECEMBER 31, 2010     (UNAUDITED)         (UNAUDITED)    DECEMBER 31, 2010
------------     -----------------     ---------------   -----------------  ------------------   ---------------   -----------------
$    7,460       $    9,267            $    7,141       $     13,400        $      3             $    965          $  1,386
     9,002            8,845                 4,898              9,933              --                6,667            12,204
     2,122           31,719                (1,498)             3,481               3                4,386            14,258
----------       ----------            ----------       ------------        --------             --------          --------
    18,584           49,831                10,541              26,814              6               12,018            27,848
----------       ----------            ----------       ------------        --------             --------          --------
    (4,781)          (9,454)               (7,254)            (15,159)            --                 (377)           (2,116)
----------       ----------            ----------       ------------        --------             --------          --------
    (4,781)          (9,454)               (7,254)            (15,159)            --                 (377)           (2,116)
----------       ----------            ----------       ------------        --------             --------          --------
     1,909           9,316                  1,357               3,805          1,000                1,325            4,975
        --              --                     --              33,044             --                   --               --
     4,781           9,454                  7,254              15,159             --                  377             2,116
   (32,602)         (77,246)              (20,300)            (41,910)            --              (10,827)          (34,804)
----------       ----------            ----------       ------------        --------             --------          --------
   (25,912)         (58,476)              (11,689)             10,098          1,000               (9,125)          (27,713)
----------       ----------            ----------       ------------        --------             --------          --------
   (12,109)         (18,099)               (8,402)             21,753          1,006                2,516            (1,981)
----------       ----------            ----------       ------------        --------             --------          --------
   403,607           421,706              227,860             206,107             --              110,769            112,750
----------       ----------            ----------       ------------        --------             --------          --------
 $ 391,498       $   403,607   $          219,458       $     227,860       $  1,006             $113,285           $110,769
==========      ===========           ===========       =============       ========             ========          =========

     2,981               302                1,078               1,191              3                  616                 28

       114               636                  138                 405            100                   49                214
        --                --                   --               3,326             --                   --                 --
       288               644                  754               1,635             --                   14                 91
    (1,931)           (5,122)              (2,064)             (4,437)            --                 (401)            (1,517)
----------        ----------           ----------       -------------       --------             --------          ---------
    (1,529)           (3,842)              (1,172)                929            100                 (338)            (1,212)
==========      ===========           ===========       =============       ========             ========          =========

                       See Notes to Financial Statements

                        VIRTUS VARIABLE INSURANCE TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                      SMALL-CAP GROWTH               SMALL-CAP VALUE            STRATEGIC ALLOCATION
                                           SERIES                         SERIES                       SERIES
                                 ---------------------------    --------------------------   ---------------------------
                                  SIX MONTHS                      SIX MONTHS                 SIX MONTHS
                                    ENDED        YEAR ENDED          ENDED      YEAR ENDED      ENDED        YEAR ENDED
                                 JUNE 30, 2011   DECEMBER 31,   JUNE 30, 2011   DECEMBER 31, JUNE 30, 2011   DECEMBER 31,
                                  (UNAUDITED)       2010         (UNAUDITED)        2010     (UNAUDITED)        2010
                                 ------------    -----------    ------------    -----------  -----------     ------------
INCREASE/(DECREASE)
IN NET ASSETS
FROM OPERATIONS
Net investment
 income (loss)................   $     (131)      $      (172)    $     426     $    729      $  1,835      $  4,135
Net realized gain (loss)......         3,634            22,293         2,632       36,932         5,155         9,856
Net change in unrealized
Appreciation (depreciation)...         8,483           (17,709)       14,824      (28,018)        1,819         5,208
                                  ----------       -----------     ---------    ---------     ---------     ---------
Increase (decrease)
in net assets resulting
from operations...............       11,986             4,412        17,882        9,643         8,809        19,199
                                 ----------       -----------     ---------    ---------     ---------     ---------
FROM DISTRIBUTIONS
 TO SHAREHOLDERS
Net investment income.........          --                --          (256)        (631)       (1,982)       (4,426)
Net realized long-
 term gains...................       (6,550)               --        (9,385)          --            --            --
                                 ----------       -----------     ---------    ---------     ---------     ---------
Decrease in net
 assets from distributions
 to shareholders..............       (6,550)               --        (9,641)        (631)       (1,982)       (4,426)
                                 ----------       -----------     ---------    ---------     ---------     ---------
FROM SHARE
TRANSACTIONS
Sale of shares................        1,068               823           795        1,124         1,307         2,703
Plans of Reorganization
(Note 9)......................           --            46,116            --      114,619            --            --
Reinvestment of
 distributions................        6,550                --         9,641          631         1,982         4,426
Shares repurchased............       (9,191)           (9,198)      (16,358)     (12,525)      (13,558)      (33,827)
                                 ----------       -----------     ---------    ---------     ---------     ---------
Increase (decrease)
in net assets from share
Transactions..................       (1,573)           37,741        (5,922)     103,849       (10,269)      (26,698)
                                 ----------       -----------     ---------    ---------     ---------     ---------
Net increase
 (decrease) in net assets.....        3,863            42,153         2,319      112,861        (3,442)      (11,925)
                                  ----------       -----------     ---------    ---------     ---------     ---------
NET ASSETS
Beginning of period...........       68,463            26,310       151,281       38,420       158,322       170,247
                                 ----------       -----------     ---------    ---------     ---------     ---------
End of period.................   $   72,326       $    68,463     $ 153,600    $ 151,281     $ 154,880     $ 158,322
                                 ==========       ===========     =========    =========     =========     =========
Accumulated
undistributed net investment
income (loss) at end
of period.....................         (159)              (28)          291          121            73           220

SHARES
Sales of shares...............           75                68            60          100           103           238
Plans of Reorganization
(Note 9)......................           --             3,597            --        9,565            --            --
Reinvestment of
 distributions................          463                --           755           51           157           396
Shares repurchased............         (634)             (751)       (1,250)      (1,086)       (1,066)       (2,994)
                                 ----------       -----------     ---------    ---------     ---------     ---------
Net Increase/(Decrease).......          (96)            2,914          (435)       8,630          (806)       (2,360)
                                 ==========       ===========     =========    =========     =========     =========

                       See Notes to Financial Statements

                        VIRTUS VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                               RATIO
                                                                                                               OF
                                                                                                               GROSS
                                                                                                               OPERA-
                                                                                                               TING     RATIO
                                                                                                      RATIO    EXPENSES OF
                                                                                                      OF       TO       NET
                                NET                   DISTRI-                                         NET      AVERAGE  INVES-
                                REAL-         DIVID-  BUT-                                  NET       OPER-    NET      TMENT
               NET       NET    IZED   TOTAL  ENDS    IONS                   NET            ASSETS,   ATING    ASSETS   INCOME
               ASSET     INVEST- AND   FROM   FROM    FROM            CHANGE ASSET          END       EXPENSES (BEFORE  TO    PORTF-
               VALUE,    MENT   UNREA- INVES- NET     NET             IN     VALUE,         OF        TO       WAIVERS  AVER-  OLIO
               BEGINNING INCOME LIZED  TMENT  INVES-  REAL-   TOTAL   NET    END    TOTAL   PERIOD    AVERAGE  AND      AGE    TURN-
               OF        (LOSS) GAIN   OPERA- TMENT   IZED   DISTRIB- ASSET  OF     RETUR  (IN        NET      REIMBU-  NET    OVER
               PERIOD    (1)    (LOSS) TIONS  INCOME  GAINS   UTIONS  VALUE  PERID  (3)   THOUSANDS) ASSETS(4)RSEMENTS(4)ASSETS RATE
              ---------------------------------------------------------------------------------------------------------------------
CAPITAL
GROWTH
SERIES
1/1/11 to
 6/30/11(7)    $14.67   -- (2)  0.89  0.89   (0.01)   --  (0.01)  0.88  $15.55  6.05%(9) $224,717  0.95%(8) 1.16%(8) 0.01%(8) 25%(9)
1/1/10 to
 12/31/10       12.83   0.05    1.85  1.90   (0.06)   --  (0.06)  1.84   14.67 14.88     228,109   0.95     1.05     0.36    166
1/1/09 to
12/31/09         9.95   0.09    2.89  2.98   (0.10)   --  (0.10)  2.88   12.83 29.93     236,409   0.95     1.07     0.85    107
1/1/08 to
12/31/08        16.81   0.01   (6.87)(6.86)   --(2)   --   --(2) (6.86)   9.95(40.78)    203,188   0.94     0.94     0.08    164
1/1/07 to
12/31/07        15.21   0.04    1.60  1.64   (0.04)   --  (0.04)  1.60   16.81 10.75     400,612   0.91     0.91     0.22     88
1/1/06 to
12/31/06        14.77   0.04    0.43  0.47   (0.03)   --  (0.03)  0.44   15.21  3.22     435,126   0.92     0.92     0.25    182

GROWTH &
INCOME
SERIES
1/1/11 to
6/30/11(7)     $12.82   0.04    0.80  0.84   (0.05)   --  (0.05)  0.79  $13.61  6.54%(9)$179,525   0.90%(8) 1.17%(8) 0.57%(8) 17%(9)
1/1/10 to
12/31/10        11.49   0.11    1.34  1.45   (0.12)   --  (0.12)  1.33   12.82 12.83     189,361   0.90     1.07     0.98     39
1/1/09 to
12/31/09         9.45   0.13    2.07  2.20   (0.16)   --  (0.16)  2.04   11.49 23.50      90,300   0.94     1.11     1.35    109
1/1/08 to
12/31/08        14.94   0.19   (5.35)(5.16)  (0.17)(0.16) (0.33) (5.49)   9.45(34.93)     85,111   0.85     0.99     1.51     56
1/1/07 to
12/31/07        14.51   0.16    0.81  0.97   (0.15)(0.39) (0.54)  0.43   14.94  6.66     159,074   0.85     0.95     1.03     44
1/1/06 to
12/31/06        12.52   0.16    1.98  2.14   (0.15)   --  (0.15)  1.99   14.51 17.18     167,529   0.91(5)  0.97     1.17     37

INTERNATIONAL
 SERIES
1/1/11 to
6/30/11(7)     $16.45   0.32    0.46  0.78   (0.21)   --  (0.21)  0.57  $17.02  4.76%(9) $391,498  1.03%(8) 1.20%(8) 3.77%(8)  8%(9)
1/1/10 to
12/31/10        14.86   0.35    1.61  1.96   (0.37)   --  (0.37)  1.59   16.45 13.47     403,607   1.03     1.08     2.36     24
1/1/09 to
12/31/09        10.95   0.31    4.01  4.32   (0.41)   --  (0.41)  3.91   14.86 39.87     421,706   1.03     1.08     2.55     26
1/1/08 to
 12/31/08       19.14   0.40   (7.57)(7.17)  (0.31)(0.71) (1.02) (8.19)  10.95(38.98)    319,937   1.00     1.00     2.56     33
1/1/07 to
12/31/07        17.80   0.40    2.25  2.65   (0.30)(1.01) (1.31)  1.34   19.14 14.94     501,913   0.98     0.98     2.10     34
1/1/06 to
12/31/06        14.29   0.33    3.53  3.86   (0.35)   --  (0.35)  3.51   17.80 27.37     421,281   1.01     1.01     2.06     56

MULTI-
SECTOR
FIXED
INCOME
SERIES
1/1/11 to
6/30/11(7)     $ 9.55   0.31    0.14  0.45   (0.33)   --  (0.33)  0.12  $ 9.67  4.72%(9)$219,458   0.75%(8) 0.98%(8) 6.39%(8) 27%(9)
1/1/10 to
12/31/10         8.98   0.61    0.65  1.26   (0.69)   --  (0.69)  0.57    9.55 14.36     227,860   0.75     0.85     6.48     56
1/1/09 to
12/31/09         6.86   0.57    2.15  2.72   (0.60)   --  (0.60)  2.12    8.98 40.13     206,107   0.75     0.84     7.06     72
1/1/08 to
12/31/08         9.09   0.57   (2.15)(1.58)  (0.65)   --  (0.65) (2.23)   6.86(17.93)    172,901   0.75     0.76     6.69     72
1/1/07 to
12/31/07         9.25   0.53   (0.19) 0.34   (0.50)   --  (0.50) (0.16)   9.09  3.71     250,867   0.74     0.74     5.65     94
1/1/06 to
12/31/06         9.14   0.52    0.09  0.61   (0.50)   --  (0.50)  0.11    9.25  6.84     245,750   0.74     0.74     5.60     90

PREMIUM
ALPHASECTORSM
SERIES
2/14/11(6)
to
6/30/11(7)     $10.00   0.03    0.03  0.06      --    --      --   0.06  $10.06 0.59%(9) $  1,006  1.70%(8) 6.15%(8) 0.75%(8)  0%(9)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                        VIRTUS VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                                                                                                               RATIO
                                                                                                               OF
                                                                                                               GROSS
                                                                                                               OPERA-
                                                                                                               TING     RATIO
                                                                                                      RATIO    EXPENSES OF
                                                                                                      OF       TO       NET
                                NET                   DISTRI-                                         NET      AVERAGE  INVES-
                                REAL-         DIVID-  BUT-                                  NET       OPER-    NET      TMENT
               NET       NET    IZED   TOTAL  ENDS    IONS                   NET            ASSETS,   ATING    ASSETS   INCOME
               ASSET     INVEST- AND   FROM   FROM    FROM            CHANGE ASSET          END       EXPENSES (BEFORE  TO    PORTF-
               VALUE,    MENT   UNREA- INVES- NET     NET             IN     VALUE,         OF        TO       WAIVERS  AVER-  OLIO
               BEGINNING INCOME LIZED  TMENT  INVES-  REAL-   TOTAL   NET    END    TOTAL   PERIOD    AVERAGE  AND      AGE    TURN-
               OF        (LOSS) GAIN   OPERA- TMENT   IZED   DISTRIB- ASSET  OF     RETUR  (IN        NET      REIMBU-  NET    OVER
               PERIOD    (1)    (LOSS) TIONS  INCOME  GAINS   UTIONS  VALUE  PERID  (3)   THOUSANDS) ASSETS(4)RSEMENTS(4)ASSETS RATE
              ---------------------------------------------------------------------------------------------------------------------
REAL ESTATE
SECURITIES
SERIES
1/1/11 to
6/30/11(7)   $25.43  0.23   2.63   2.86 (0.09)    --  (0.09)  2.77  $28.20   11.26%(9)$113,285    1.10%(8)1.24%(8) 1.72%(8)   13%(9)
1/1/10 to
12/31/10      20.25  0.28   5.35   5.63 (0.45)    --  (0.45)  5.18   25.43   28.00     110,769     1.10   1.11      1.23      36
1/1/09 to
12/31/09      16.26  0.44   4.12   4.56 (0.57)    --  (0.57)  3.99   20.25   29.11     112,750     1.10   1.11      2.80      43
1/1/08 to
 12/31/08     26.82  0.56 (10.17) (9.61)(0.37) (0.58) (0.95)(10.56)  16.26  (36.88)     86,199     1.01   1.01      2.33      42
1/1/07 to
12/31/07      35.60  0.51  (6.00) (5.49)(0.44) (2.85) (3.29) (8.78)  26.82  (15.71)    135,140     0.98   0.98      1.50      23
1/1/06 to
12/31/06      28.38  0.45   9.90  10.35 (0.44) (2.69) (3.13)  7.22   35.60   37.07     187,922     1.02   1.02      1.37      28

SMALL-CAP
GROWTH
SERIES
1/1/11 to
6/30/11(7)   $13.24 (0.03)  2.46   2.43    --  (1.42) (1.42)  1.01  $14.25   18.43%(9)$ 72,326   1.05%(8) 1.37%(8) (0.37)%(8) 10%(9)
1/1/10 to
12/31/10      11.66 (0.07)  1.65   1.58    --     --     --   1.58   13.24   13.53      68,463     1.05   1.33     (0.55)    179
1/1/09 to
12/31/09       9.53 (0.08)  2.21   2.13    --     --     --   2.13   11.66   22.39      26,310     1.05   1.41     (0.83)    262
1/1/08 to
12/31/08      17.85 (0.10) (7.76) (7.86)   --  (0.46) (0.46) (8.32)   9.53  (44.92)     25,716     1.00   1.20     (0.75)    177
1/1/07 to
12/31/07      18.65 (0.12)  3.07   2.95    --  (3.75) (3.75) (0.80)  17.85   16.10      55,768     1.00   1.12     (0.62)     59
1/1/06 to
12/31/06      15.61 (0.10)  3.14   3.04    --     --     --   3.04   18.65   19.45      57,653     1.00   1.27     (0.59)    147

SMALL-CAP
VALUE SERIES
1/1/11 to
6/30/11(7)   $12.33  0.04   1.47   1.51 (0.02) (0.84) (0.86)  0.65  $12.98  12.41%(9)  $153,600   1.30%(8) 1.38%(8) 0.56%(8)   7%(9)
1/1/10 to
12/31/10      10.55  0.15   1.69   1.84 (0.06)    --  (0.06)  1.78   12.33   17.40     151,281     1.30   1.41      1.34      69
1/1/09 to
12/31/09       8.77  0.01   1.81   1.82 (0.04)    --  (0.04)  1.78   10.55   20.90      38,421     1.30   1.51      0.14     153
1/1/08 to
12/31/08      14.46  0.04  (5.42) (5.38)(0.01) (0.30) (0.31) (5.69)   8.77  (37.91)     38,012     1.30   1.38      0.33      50
1/1/07 to
 12/31/07     17.03   --(2)(0.30) (0.30)   --  (2.27) (2.27) (2.57)  14.46   (2.10)     73,242     1.30   1.31     (0.03)     32
1/1/06 to
12/31/06      17.02  0.04   2.77   2.81 (0.04) (2.76) (2.80)  0.01   17.03   16.75      82,771     1.30   1.35      0.21      55

STRATEGIC
ALLOCATION
SERIES
1/1/11 to
6/30/11(7)   $12.22  0.15   0.54   0.69 (0.17)    --  (0.17)  0.52  $12.74   5.67%(9) $154,880   0.85%(8) 1.08%(8)  2.34%(8)  21%(9)
1/1/10 to
12/31/10      11.11  0.30   1.14   1.44 (0.33)    --  (0.33)  1.11   12.22   13.20     158,322     0.85   0.96      2.61      42
1/1/09 to
12/31/09       9.25  0.29   1.94   2.23 (0.37)    --  (0.37)  1.86   11.11   24.51     170,247     0.85   0.95      2.98      89
1/1/08 to
12/31/08      12.95  0.37  (3.60) (3.23)(0.35) (0.12) (0.47) (3.70)   9.25  (25.45)    163,271     0.85   0.87      3.19      50
1/1/07 to
12/31/07      13.30  0.36   0.43   0.79 (0.37) (0.77) (1.14) (0.35)  12.95    5.98     270,653     0.84   0.84      2.62      52
1/1/06 to
12/31/06      13.78  0.38   1.31   1.69 (0.38) (1.79) (2.17) (0.48)  13.30   12.69     316,145     0.83   0.84      2.66      86

FOOTNOTE LEGEND:
(1)  Computed using average shares outstanding.

(2)  Amount is less than $0.005.

(3) The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(4) The Series will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(5)  Represents a blended operating ratio.

(6)  Inception date

(7)  Unaudited

(8)  Annualized

(9)  Not Annualized

                       See Notes to Financial Statements

                        VIRTUS VARIABLE INSURANCE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2011 (UNAUDITED)

NOTE 1-ORGANIZATION

     The Virtus Variable Insurance Trust (the "Trust" or "VVIT") is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. It was formed on February 18, 1986 as a Massachusetts business trust, commenced operations on December 5, 1986 and was reorganized as a Delaware Statutory Trust on February 14, 2011.

     The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a "Series"), each having a distinct investment objective as outlined below.

SERIES NAME                          EACH SERIES SEEKS TO PROVIDE:
Capital Growth Series                Long-term growth of capital.
Growth and Income Series             Capital appreciation and current income.
International Series                 High total return consistent with reasonable risk.
Multi-Sector Fixed Income Series     Long-term total return.
Premium AlphaSector(SM) Series       Long-term capital appreciation.
Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis.
Small-Cap Growth Series              Long-term capital growth.
Small-Cap Value Series               Long-term capital appreciation.
Strategic Allocation Series          High total return over an extended period of time consistent with prudent investment risk.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION

          Security valuation procedures for the Series have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

          The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          - Level 1 - quoted prices in active markets for identical securities
          - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          - Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Series' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Series fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

     Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

     Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

     Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

     A summary of the inputs used to value the Series' major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using Management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.   INCOME TAXES

     Each Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     The Series have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Series to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Series have determined that there was no effect on the financial statements from following this authoritative guidance. The Series do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Series file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Series are subject to examination by federal, state and local jurisdictions, where applicable.

     As of June 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2007 forward (with limited exceptions).

D.   DISTRIBUTIONS TO SHAREHOLDERS

     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES

     Expenses incurred by the Trust with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method is deemed more appropriate. In addition to the net operating expenses that the Series bear directly, the contract owners, as investors in the Series, indirectly bear the Series' pro-rata expenses of any underlying funds in which each Series invests.

F.   FOREIGN CURRENCY TRANSLATION

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations, which arise due to changes in the market prices of securities.

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

    G.   LOAN AGREEMENTS

         Certain Series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A bank or other financial institution (the lender) that acts as agent for all holders often administers a loan. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

    H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Certain Series may engage in when-issued or delayed delivery transactions. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 3-INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
       ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    A.   ADVISER

         Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

         As compensation for its service to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                       RATE FOR FIRST  RATE FOR NEXT  RATE FOR EXCESS OVER
SERIES                                  $250,000,000   $250,000,000      $500,000,000
-----------------------------------    --------------  -------------  --------------------
Capital Growth Series..............              0.70%          0.65%                 0.60%
Growth & Income Series.............              0.70%          0.65%                 0.60%
International Series...............              0.75%          0.70%                 0.65%
Multi-Sector Fixed Income Series...              0.50%          0.45%                 0.40%
Strategic Allocation Series........              0.60%          0.55%                 0.50%

                                     RATE FOR FIRST  RATE FOR NEXT   RATE OVER
                                       $ 1 BILLION    $ 1 BILLION   $ 2 BILLION
                                     --------------  -------------  -----------
Real Estate Securities Series.......          0.75%          0.70%        0.65%

                                        RATE
                                        ----
Premium AlphaSector(SM) Series......    1.10%
Small-Cap Growth Series.............    0.85
Small-Cap Value Series..............    0.90

          The Adviser manages the Series' investment programs and general operations of the Series, including oversight of the Series' subadvisers.

          In addition, VIA provides the day-to-day management to Growth & Income Series, Premium AlphaSector(SM) Series and the equity portion of Strategic Allocation Series.

     B.   SUBADVISERS

          The Adviser employs subadvisers to furnish portfolio management services to certain of the Series, subject to Investment Subadvisory Agreements. VIA delegates certain investment decisions and/or research functions with respect to the following Series to the subadviser indicated, for which each is paid a fee by the Adviser.

SERIES                             SUBADVISER                SERIES                           SUBADVISER
---------------------------------  ------------------------  -------------------------------  --------------------------
Capital Growth Series              NewFleet Asset            Real Estate Securities Series    Duff & Phelps Investment
                                     Management, LLC*++                                          Management Co.*
International Series               Aberdeen Asset            Small-Cap Growth Series          Kayne Anderson Rudnick
                                     Management, Inc.                                           Investment
Multi-Sector Fixed Income Series   NewFleet Asset                                               Management, LLC*
                                     Management, LLC*++        Small-Cap Value Series         Kayne Anderson Rudnick
Premium AlphaSector(SM) Series     F-Squared Institutional                                      Investment
                                     Advisors, LLC                                              Management, LLC*
                                                             Strategic Allocation Series      NewFleet Asset
                                                               (fixed income portfolio)         Management, LLC*++

----------
+ Effective June 2, 2011, SCM Advisors, LLC changed its name to NewFleet Asset Management, LLC. For more information regarding this change, please see the supplements at the back of this report.

++ Effective June 17, 2011, NewFleet Asset Management, LLC (formerly named SCM Advisors, LLC) became the subadviser to the Series. For more information regarding this change, please see the supplements at the back of this report.

*    Affiliate of the Adviser.
                                       39

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

     C.   EXPENSE LIMITS
          ($ REPORTED IN THOUSANDS)

          VIA has contractually agreed to reimburse expenses of certain series of the Trust until at least November 30, 2012++, to the extent that total operating expenses, excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any, exceed the total operating expenses of the Series' average net assets (the "expense caps") as listed in the chart below.

                                   MAXIMUM TOTAL                                    MAXIMUM TOTAL
                                     OPERATING                                        OPERATING
                                      EXPENSE                                          EXPENSE
                                   -------------                                    -------------
Capital Growth Series                       0.95%   Real Estate Securities Series            1.10%
Growth & Income Series                      0.90    Small-Cap Growth Series                  1.05
International Series                        1.03    Small-Cap Value Series                   1.30
Multi-Sector Fixed Income Series            0.75    Strategic Allocation Series              0.85
Premium AlphaSector(SM) Series              1.70

----------
++ For the Premium AlphaSectorSM Series, the contractual expiration date is April 30, 2012.

     Effective November 5, 2010, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

                                     EXPIRATION DATE
                                   ------------------
                                     2013    TOTAL
                                   -------  ---------
Capital Growth Series              $   52   $      52
Growth & Income Series                 61          61
International Series                   73          73
Multi-Sector Fixed Income Series       50          50
Real Estate Securities Series           9           9
Small-Cap Value Series                  5           5
Small-Cap Growth Series                27          27
Strategic Allocation Series            37          37

     D.   ADMINISTRATION, DISTRIBUTION AND SERVICE FEES

          VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, serves as the Administrator to the Trust. For the six months ended June 30, 2011 (the "period"), the Trust incurred administration fees totaling $645. A portion of these fees is paid to an outside entity that also provides services to the Trust.

          VP Distributors is the distributor for all the Series' shares. Pursuant to an Underwriting Agreement, VP Distributors receives a service fee for providing certain distribution services for each series. For the period ended June 30, 2011, VP Distributors received $1,909, which is included in the Statement of Operations.

     E.   TRUSTEE COMPENSATION

          The Trust provides a deferred compensation plan for its disinterested trustees. Under the deferred compensation plan, disinterested trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of unaffiliated mutual funds or variable annuities selected by the disinterested trustees. Investments in such unaffiliated mutual funds are included in "Other Assets" on the Statement of Assets and Liabilities at June 30, 2011.

NOTE 4-PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2011, were as follows:

                                     PURCHASES    SALES
                                     ---------  ---------
Capital Growth Series                $  58,327  $  76,146
Growth and Income Series                32,456     57,469
International Series                    30,829     56,518
Multi-Sector Fixed Income Series        56,588     72,472
Premium AlphaSector(SM) Series             952         --
Real Estate Securities Series           15,017     23,598
Small-Cap Growth Series                  6,717     16,197
Small-Cap Value Series                  10,026     24,502
Strategic Allocation Series             25,111     38,264

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2011, were as follows:

                                      PURCHASES   SALES
                                      ---------  -------
Multi-Sector Fixed Income Series      $   3,781  $    11
Strategic Allocation Series               7,759    6,847

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

NOTE 5-CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

     Certain Series may invest in Exchange traded Funds ("ETF"), the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

     Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

     Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if a Series did not concentrate its investments in such sectors.

     At June 30, 2011, the Series held securities in specific sectors as detailed below:

                                                       PERCENTAGE OF
SERIES                              SECTOR           TOTAL INVESTMENTS
--------------------------  -----------------------  -----------------
Capital Growth Series       Information Technology                  33%
International Series        Financials                              25
Small-Cap Growth Series     Health Care                             26
Small-Cap Growth Series     Information Technology                  26

NOTE 6-ILLIQUID AND RESTRICTED SECURITIES

     Investments are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series' Schedule of Investments where applicable.

     Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2011, the Trust did not hold restricted securities.

     Each Series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7-INDEMNIFICATIONS

     Under the Trust's organizational documents and in a separate agreement between each Disinterested Trustee and the Trust, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Series enter into contracts that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these arrangements.

NOTE 8-MANAGER OF MANAGERS

     The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the 1940 Act, as amended, pursuant to which VIA will, subject to review and approval of the Trust's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Series of the Fund. VIA will continue to have the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

NOTE 9-PLANS OF REORGANIZATION (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Comstock Series ("Comstock," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Comstock Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Growth & Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

                    11/5/10                               11/5/10    MERGING SERIES
                    SHARES            ACQUIRING           SHARES       NET ASSET
MERGING SERIES    OUTSTANDING           SERIES           CONVERTED       VALUE
----------------  ------------  -----------------------  ----------  --------------
Comstock Series         3,977   Growth & Income Series       3,519   $       42,967

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                  UNREALIZED
                        NET      APPRECIATION          ACQUIRING            NET
MERGING SERIES        ASSETS    (DEPRECIATION)          SERIES            ASSETS
------------------  ---------  ---------------  ----------------------  ---------
Comstock Series     $  42,967  $         7,651  Growth & Income Series  $  84,444

Assuming the acquisition had been completed on January 1, 2010, the Virtus Growth & Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                              $    1,454(a)
Net realized and unrealized gain (loss) on investments        21,518(b)
                                                          ----------
Net increase (decrease) in assets from operations         $   22,972

----------

(a) $969, as reported in the Statement of Operations, plus $485 Net Investment Income from the Comstock Series pre-merger.

(b) $14,080, as reported in the Statement of Operations, plus $7,438 Net Realized and Unrealized Gain (Loss) on Investments from the Comstock Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Equity Index 500 Series ("Equity Index 500," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Equity Index 500 Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Growth & Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                            11/5/10                               11/5/10    MERGING SERIES
                            SHARES            ACQUIRING           SHARES       NET ASSET
MERGING SERIES            OUTSTANDING           SERIES           CONVERTED       VALUE
----------------          ------------  ----------------------  ----------  ---------------
Equity 500 Index Series          5,314  Growth & Income Series       4,784  $        58,423

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                        UNREALIZED
                              NET      APPRECIATION          ACQUIRING            NET
MERGING SERIES              ASSETS    (DEPRECIATION)          SERIES            ASSETS
------------------        ---------  ---------------  ----------------------  ---------
Equity Index 500 Series   $  58,423  $        14,559  Growth & income Series  $  84,444

Assuming the acquisition had been completed on January 1, 2010, the Virtus Growth & Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                              $    1,721(a)
Net realized and unrealized gain (loss) on investments        27,814(b)
                                                          ----------
Net increase (decrease) in assets from operations         $   29,535

----------
(a) $969, as reported in the Statement of Operations, plus $752 Net Investment Income from the Equity Index 500 Series pre-merger.

(b) $14,080, as reported in the Statement of Operations, plus $13,734 Net Realized and Unrealized Gain (Loss) on Investments from the Equity Index 500 Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Mid-Cap Growth Series ("Mid-Cap Growth," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Mid-Cap Growth Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Small-Cap Growth Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                        VIRTUS VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

                          11/5/10                               11/5/10    MERGING SERIES
                          SHARES            ACQUIRING           SHARES       NET ASSET
MERGING SERIES          OUTSTANDING           SERIES           CONVERTED       VALUE
----------------        -----------  -----------------------  ----------  ---------------
Mid-Cap Growth Series         3,197  Small-Cap Growth Series       3,597  $        46,116

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                      UNREALIZED
                            NET      APPRECIATION          ACQUIRING            NET
MERGING SERIES            ASSETS    (DEPRECIATION)          SERIES            ASSETS
------------------      ---------  ---------------  -----------------------  ---------
Mid-Cap Growth Series   $  46,116  $        13,969  Small-Cap Growth Series  $  22,775

Assuming the acquisition had been completed on January 1, 2010, the Virtus Small-Cap Growth Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                              $    (429)(a)
Net realized and unrealized gain (loss) on investments        22,037(b)
                                                          ----------
Net increase (decrease) in assets from operations         $   21,608

----------
(a) $(172), as reported in the Statement of Operations, plus $(257) Net Investment Income from the Mid-Cap Growth Series pre-merger.

(b) $4,584, as reported in the Statement of Operations, plus $17,453 Net Realized and Unrealized Gain (Loss) on Investments from the Mid-Cap Growth Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Mid-Cap Value Series ("Mid-Cap Value," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Mid-Cap Value at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Small-Cap Value Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                         11/5/10                               11/5/10   MERGING SERIES
                         SHARES            ACQUIRING           SHARES      NET ASSET
MERGING SERIES         OUTSTANDING           SERIES           CONVERTED     VALUE
---------------------  -----------  -----------------------  ----------  --------------
Mid-Cap Value Series         9,791  Small-Cap Value Series        9,565   $    114,619

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                   UNREALIZED
                          NET      APPRECIATION         ACQUIRING           NET
MERGING SERIES          ASSETS   (DEPRECIATION)          SERIES            ASSETS
---------------------  --------  --------------  ----------------------  --------
Mid-Cap Value Series   $114,619  $       28,302  Small-Cap Value Series  $ 37,725

Assuming the acquisition had been completed on January 1, 2010, the Virtus Small-Cap Value Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $     758(a)
Net realized and unrealized gain (loss) on investments      52,205(b)
                                                         ---------
Net increase (decrease) in assets from operations        $  52,963

----------
(a) $729, as reported in the Statement of Operations, plus $29 Net Investment Income from the Mid-Cap Value Series pre-merger.

(b) $8,914, as reported in the Statement of Operations, plus $43,291 Net Realized and Unrealized Gain (Loss) on Investments from the Mid-Cap Value Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Multi-Sector Short Term Bond Series ("Multi-Sector Short Term Bond," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Multi-Sector Short Term Bond at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Multi-Sector Fixed Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                        VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

                            11/5/10                                 11/5/10    MERGING SERIES
                            SHARES            ACQUIRING              SHARES       NET ASSET
MERGING SERIES            OUTSTANDING          SERIES              CONVERTED       VALUE
------------------        -----------   ----------------------     ---------   ----------------
Multi-Sector Short Term                Multi-Sector Fixed Income
Bond Series                     3,112  Series                          3,326   $         33,044

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                                UNREALIZED
                                    NET        APPRECIATION           ACQUIRING               NET
MERGING SERIES                    ASSETS      (DEPRECIATION)           SERIES                ASSETS
-----------------------         ----------    --------------    -----------------------     --------
Multi-Sector Short Term                                        Multi-Sector Fixed Income
Bond Series                     $    33,044    $       1,972   Series                       $204,176

     Assuming the acquisition had been completed on January 1, 2010, the Virtus Multi-Sector Fixed Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                                   $15,000(a)
Net realized and unrealized gain (loss) on investments          16,036(b)
                                                               ----------
Net increase (decrease) in assets from operations              $   31,036

    ------------
    (a) $13,400, as reported in the Statement of Operations, plus $1,600 Net Investment Income from the Virtus Multi-Sector Short Term Bond Series pre-merger.
    (b) $13,414, as reported in the Statement of Operations, plus $2,622 Net Realized and Unrealized Gain (Loss) on Investments from the Multi-Sector Short Term Bond Series pre-merger.

NOTE 10-MIXED AND SHARED FUNDING

     Shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust's Trustees do not foresee any such differences or disadvantages at this time. However, the Trust's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Trust, or shares of another fund may be substituted.

NOTE 11-FEDERAL INCOME TAX INFORMATION
        ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At June 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

                                                                                          NET UNREALIZED
                                            FEDERAL       UNREALIZED      UNREALIZED       APPRECIATION
SERIES                                     TAX COST      APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
----                                       --------      ------------    -------------   --------------
Capital Growth Series.................    $     191,703  $      37,440   $     (4,267)     $      33,173
Growth and Income Series..............          139,743         41,916         (1,633)            40,283
International Series..................          265,633        124,112           (984)           123,128
Multi-Sector Fixed Income Series......          205,465         16,418         (5,150)            11,268
Premium AlphaSector(SM) Series........            1,008             24            (21)                 3
Real Estate Securities Series.........           64,492         48,172              0             48,172
Small-Cap Growth Series...............           61,030         11,330           (179)            11,151
Small-Cap Value Series................          133,686         23,321         (3,092)            20,229
Strategic Allocation Series...........          126,200         29,807         (2,011)            27,796

     The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                                    Expiraton Year
                                         -------------------------------------------------------------------
SERIES                                    2011      2012       2015       2016          2017          TOTAL
------                                   ------    ------      ------    ------        ------        -------
Capital Growth Series.................   $5,973    $2,820      $   -     $45,875       $26,333        $81,001
Growth & Income Series................      575     1,188      6,819      14,070         3,876         26,528
International Series..................        -         -          -       2,833        58,239         61,072
Multi-Sector Fixed Income Series......        -         -        452       4,942        11,514         16,908
Real Estate Securities Series.........        -         -          -           -         2,272          2,272
Small-Cap Growth Series...............        -         -      7,590      10,421             -         18,011
Small-Cap Value Series................        -         -          -      22,615             -         22,615
Strategic Allocation Series...........        -         -          -           -        21,888         21,888

     The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Series, Multi-Sector Fixed Income Series, the Small-Cap Growth Series and the Small-Cap Value Series amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limits.

                        VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

NOTE 12-RECENT ACCOUNTING PRONOUNCEMENT

     In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 13-SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                   FOR VIRTUS PREMIUM ALPHASECTOR(SM) SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At an in-person meeting held on November 16, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Independent Trustees"), considered and approved the Advisory Agreement and Limited Services Sub-Advisory Agreement for Virtus Premium AlphaSectorSM Series (the "Series").

     In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and F-Squared Institutional Advisors, LLC ("F-Squared" or the "Subadviser") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series; (b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems. The quality of administrative and other services to be provided by VIA and its affiliates, including VIA's role in coordinating the activities of the Series' other service providers, was also considered. The Board concluded that the nature, extent and quality of the services to be provided by VIA to the Series were reasonable.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's intention to cap the Series' total expenses during the startup phase. The Board also noted that the Series' subadvisory fees would be paid by VIA out of its management fee. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that VP Distributors, Inc. would provide distribution, shareholder servicing and administrative services to the Series for which it would receive compensation. The Board concluded that the expected profitability to VIA and its affiliates was reasonable in light of the quality of all services rendered to the Series by VIA and its affiliates.

     MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the proposed management fees and estimated total expenses of the Series, the Board reviewed information provided by VIA and comparisons to other funds in the Series' peer group. Among other data provided, the Board noted that the proposed management fee and total expenses were within the range of other funds deemed to be comparable to the Series by management. The Board also noted that the subadvisory fees to be paid would be paid by VIA and not by the Series. As noted above, the Board also took into account that the reimbursements that would be provided to the Series by VIA in order to limit the total expenses incurred by the Series and its shareholders. Based upon the information presented by VIA, the Trustees determined that the proposed management fees charged by VIA were fair and reasonable in light of services to be provided and all factors considered and that the total expenses of the Series were reasonable.

     ECONOMIES OF SCALE. The Board noted that reimbursements would be in place for the Series. The Board determined that VIA and the Series likely would achieve certain economies of scale if the assets of the Series were to increase, particularly in relationship to certain fixed costs, and shareholders of the Series would have an opportunity to benefit from these economies of scale.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                   FOR VIRTUS PREMIUM ALPHASECTOR(SM) SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

LIMITED SERVICES SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by F-Squared concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered F-Squared's management process, including (a) the experience, capability and integrity of F-Squared's management and other personnel committed by F-Squared to the Series;
(b) the quality and commitment of F-Squared's regulatory and legal compliance policies, procedures and systems; and (c) F-Squared's brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Series were reasonable.

     INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board took into account the Subadviser's performance with respect to certain similar funds in the Virtus complex. The Board reviewed and was satisfied with the Subadviser's investment approach and the investment performance of the historical investment returns of the AlphaSector Premium Index as published by Active Index Solutions, LLC, as compared with certain broad market indexes.

     SUBADVISORY FEE. The Board took into account the proposed rate of the investment subadvisory fee under the Subadvisory Agreement. The Board also noted that the Series' subadvisory fees are paid by VIA and not by the Series, so that Series shareholders would not be directly impacted by those fees. The Board also took into account a comparison of the sub-advisory fees paid by the Adviser to fees charged by the Subadviser to manage another comparable sub-advised portfolio as well as similarly managed institutional accounts. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by F-Squared and all factors considered.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to F-Squared of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement and were the product of arm's-length negotiation by VIA. For this reason, the profitability to F-Squared of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in F-Squared's management of the Series to be a material factor in its considerations at this time.

     OTHER BENEFITS. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Series. The Board noted management's discussion of the fact that there are no other tangible benefits to F-Squared in providing investment advisory services to the Series, other than the fees earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance F-Squared's reputation in the marketplace, and therefore, would enable F-Squared to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of each Agreement was in the best interests of the Series and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Series.

                  CONSIDERATION OF SUB-ADVISORY AGREEMENTS FOR
                  VIRTUS MULTI-SECTOR FIXED INCOME SERIES AND
                       VIRTUS STRATEGIC ALLOCATION SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees (the "Board") of Virtus Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Independent Trustees"), last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the "Adviser" or "VIA") and the Virtus Multi-Sector Fixed Income Series and the Virtus Strategic Allocation Series (each a "Series" and collectively, the "Series") (the "Advisory Agreement"), and the investment subadvisory agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC), with respect to certain other series of the Trust, at an in-person meeting held on July 26, 2010. The subadvisory agreement with the Series' previous investment subadviser was terminated effective June 1, 2011. At an in-person Board meeting held on June 17, 2011, Fund Management recommended that Newfleet Asset Management, LLC ("Newfleet" or the "Subadviser") be appointed as subadviser to the Series and that the Adviser enter into a new subadvisory agreement with Newfleet (the "Subadvisory Agreement"). The Board considered and approved the Subadvisory Agreement for each of the Series with Newfleet, as further discussed below.

     In evaluating the proposal to appoint Newfleet, the Board requested and evaluated information provided by the Adviser and Newfleet which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of each Series and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the previous subadviser to the Series with respect to the portfolio management team, as well as the services provided by the proposed Subadviser to the Series with respect to other series in the Trust. The Board also took into account information received at a special Board meeting held on July 1, 2011. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

     The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to each Series and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

BASIS FOR THE BOARD'S APPROVAL

     In making its determination with respect to the Subadvisory Agreement, the Trustees considered various factors, including:

     - NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE SUBADVISER. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the portfolio management team would not change, and that the Subadviser would provide portfolio management, compliance with each Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for the portfolio manager who would continue to provide services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to the Series; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser's brokerage and trading practices. The Board also took into account its familiarity with the Subadviser in providing services to another series of the Trust. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Series were reasonable;

     - INVESTMENT PERFORMANCE. The Board considered the performance of the Series relative to its benchmark and comparable funds. Among other performance data provided, the Board noted that the Multi-Sector Fixed Income Series' performance ranking was in the top 16%, 11% and 5%, respectively, of its Lipper peer group for the 1-year, 3-year and 5-year periods ended March 31, 2011 and had outperformed its benchmark for the same periods. The Board noted that the Strategic Allocation Series' performance ranking was in the top 7%, 12% and 27%, respectively, of its Lipper peer group for the 1-year, 3-year and 5-year periods ended March 31, 2011 and had outperformed its benchmark for the same periods. The Board also noted each Series' strong performance over more recent periods. The Board took into account that the same portfolio management team that currently managed the Series would continue to do so under the Subadvisory Agreement. The Board concluded that the performance of each of the Series was satisfactory;

     - SUBADVISORY FEE. The Board took into account that the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement would remain substantially unchanged from the fees paid under the previous subadvisory agreement. In addition, the fees paid by the Series to VIA under the Advisory Agreement would not change. The Board also noted that the Series' subadvisory fees are paid by VIA and not by the Series, so that Series shareholders are not directly impacted by those fees. The Board also took into account a comparison of the sub-advisory fees paid by the Adviser to fees charged by the Subadviser to manage other comparable sub-advised portfolios. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by Newfleet and all factors considered;

                  CONSIDERATION OF SUB-ADVISORY AGREEMENTS FOR
                  VIRTUS MULTI-SECTOR FIXED INCOME SERIES AND
                       VIRTUS STRATEGIC ALLOCATION SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     - PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to the Subadviser of its relationship with the Series, along with the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Series, the Board noted that the subadvisory fees would be paid at substantially the same level as under the previous subadvisory agreement. The Board also noted that the advisory fee to be paid by each Series to VIA would not change. In addition, the Board noted that VIA had implemented expense limitations with respect to the total net operating expenses of the Series. For these reasons, the profitability to the Subadviser of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser's management of the Series to be a material factor in its consideration at this time.

     - OTHER BENEFITS. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Series. The Board noted management's discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Series, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Series could provide the opportunity to provide advisory services to additional series of the Trust or could enhance the Subadviser's reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

     Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of each Series and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to each Series.

VIRTUS VARIABLE INSURANCE TRUST
100 Pearl Street
Hartford, CT 06103-4506


TRUSTEES                                  INVESTMENT ADVISER
Thomas J. Brown                           Virtus Investment Advisers, Inc
Roger A. Gelfenbien                       100 Pearl Street
Eunice S. Groark                          Hartford, CT 06103-4506
John R. Mallin
Hassell H.McClellan                       PRINCIPAL UNDERWRITER
Philip R. McLoughlin                      VP Distributors, Inc
                                          100 Pearl Street
OFFICERS                                  Hartford, CT 06103-4506
George R. Aylward, President
Francis G. Waltman, Senior Vice President TRANSFER AGENT
Mark S. Flynn, Anti-Money Laundering      Bank of New York Mellon
 Compliance Officer and Assistant         4400 Computer Drive
 Secretary                                Westborough, MA 01581-1722
Nancy J. Engberg, Vice President and
 Chief Compliance Officer                 CUSTODIAN
W. Patrick Bradley, Vice President,       The Bank of New York Mellon
 Chief Financial Officer and Treasurer    One Wall Street
Kevin J. Carr, Vice President, Chief      New York, NY 10005-2588
 Legal Officer, Counsel and Secretary

                                          HOW TO CONTACT US
                                          Mutual  Fund  Services  1-800-367-5877
                                          Text Telephone          1-800-243-1926
                                          Website                    VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES,
                       VIRTUS STRATEGIC ALLOCATION SERIES
                       AND VIRTUS CAPITAL GROWTH SERIES,
                EACH A SERIES OF VIRTUS VARIABLE INSURANCE TRUST

      Supplement dated June 2, 2011 to the Prospectuses dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

VIRTUS MULTI-SECTOR FIXED INCOME SERIES AND VIRTUS STRATEGIC ALLOCATION SERIES

Effective June 2, 2011, Goodwin Capital Advisers, Inc. ("Goodwin") is no longer the subadviser to the above-named series. Also effective on June 2, 2011, the portfolio managers at Goodwin responsible for the series, along with their support team, became employed by Virtus Investment Advisers, Inc. ("VIA"), the series' investment adviser, thereby continuing management by the current portfolio management team.

No changes to the series' principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.

Each of the above-named series' summary and statutory prospectuses is hereby revised as described below.

- The second sentence under "The Adviser and Subadviser" in the series' summary prospectuses and in the summary sections of the series' statutory prospectuses naming Goodwin as subadviser is deleted.

- The disclosure in the second paragraph under "The Adviser" is revised to indicate that VIA also provides day-to-day management of the series. The description of Goodwin as subadviser to the series is deleted, as is the sentence describing services VIA provides to Goodwin for the municipal securities sector.

- The caption "The Subadviser" and the associated description of Goodwin are deleted.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES ONLY

- The description of Mr. Albrycht under "Portfolio Manager" in the series' summary prospectus and in the summary section of the series' statutory prospectus is replaced with:

          David L. Albrycht, CFA, Chief Investment Officer - Multi-Sector Fixed Income Strategies at VIA, is the manager of the series. Mr. Albrycht has managed the portfolio since 1998.

- The disclosure under "Portfolio Management" on page 8 is replaced with the following:

          DAVID L. ALBRYCHT, CFA. Mr. Albrycht is Chief Investment Officer - Multi-Sector Fixed Income Strategies at VIA (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 1998. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the fixed income portion of Virtus Strategic Allocation Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to
          2008), Fixed Income, of Goodwin Capital Advisers, Inc. ("Goodwin"). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES,
                     VIRTUS STRATEGIC ALLOCATION SERIES AND
                         VIRTUS CAPITAL GROWTH SERIES,
                EACH A SERIES OF VIRTUS VARIABLE INSURANCE TRUST

Supplement dated June 2, 2011 to the Prospectuses dated May 1, 2011 (Continued)

VIRTUS STRATEGIC ALLOCATION SERIES ONLY

- The description of Mr. Albrycht under "Portfolio Manager" in the series' summary prospectus and in the summary sections of the series' statutory prospectus is replaced with:

          David L. Albrycht, CFA, Chief Investment Officer - Multi-Sector Fixed Income Strategies at VIA, is the manager of the series. Mr. Albrycht has served as a portfolio manager for the series since 2007.

- The disclosure under "Portfolio Management" on page 8 is replaced with the following:

          DAVID L. ALBRYCHT, CFA. Mr. Albrycht is Chief Investment Officer - Multi-Sector Fixed Income Strategies at VIA (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 2007. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and Virtus Multi-Sector Fixed Income Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. ("Goodwin"). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

VIRTUS CAPITAL GROWTH SERIES ONLY

Effective June 2, 2011, SCM Advisors, LLC, subadviser to the above-named series, changed its name to Newfleet Asset Management, LLC. Accordingly, all references to SCM Advisors, LLC in the series' summary prospectus and statutory prospectus are hereby changed to references to "Newfleet Asset Management, LLC" and all references to SCM Advisors are changed to references to "Newfleet."

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE
                                   REFERENCE.

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                    AND VIRTUS STRATEGIC ALLOCATION SERIES,
                EACH A SERIES OF VIRTUS VARIABLE INSURANCE TRUST

                     Supplement dated June 17, 2011 to the
                Prospectuses dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 17, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) ("Newfleet") became the investment subadviser for Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series (fixed income portion only). The portfolio managers at VIA responsible for the series, along with their support team, will continue to manage the series on behalf of Newfleet, thereby continuing management by the current portfolio management team.

No changes to the series' principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.
Each of the series' summary and statutory prospectuses is hereby revised as described below.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES ONLY

- Under "The Adviser and Subadviser" in the series' summary prospectus and in the summary section of the series' statutory prospectus, the following disclosure is inserted after the description of VIA as the series investment adviser:

     Newfleet Asset Management, LLC ("Newfleet"), an affiliate of VIA, is the subadviser to the series (since June 2011).

- The description of Mr. Albrycht under "Portfolio Manager" in the series' summary prospectus and in the summary section of the series' statutory prospectus is replaced with:

     David L. Albrycht, CFA, Chief Investment Officer - Multi-Sector Fixed Income Strategies at Newfleet, is the manager of the series. Mr. Albrycht has managed the portfolio since 1998.

- Under "The Adviser" in the series' statutory prospectuses, the following disclosure replaces the second paragraph:

     Pursuant to the Investment Advisory Agreement with the series and subject to the direction of the Trust's Board of Trustees, VIA is responsible for managing the series' investment program in conformity with the stated policies of the series as described in this prospectus. VIA, with the approval of the Trust's Board of Trustees, has selected Newfleet to serve as subadviser and perform the day-to-day management of the series. Newfleet, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the series and for placing the series' transactions.

-    The following disclosure is inserted at the end of the section "The
     Adviser":

     THE SUBADVISER

     Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) ("Newfleet"), an affiliate of VIA, is the subadviser to the series (since June 2011) and has an office at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2010, Newfleet had approximately $3.4 billion in assets under management. Newfleet has been an investment adviser since 1989.

     From its investment management fee, VIA, and not the series, pays Newfleet for the management services it provides to the series at the annual rate of 0.20% of its average net assets.

- The disclosure under "Portfolio Management" on page 8 is replaced with the following:

     DAVID L. ALBRYCHT, CFA. Mr. Albrycht is Chief Investment Officer - Multi-Sector Fixed Income Strategies at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 1998. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the fixed income portion of Virtus Strategic Allocation Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                    AND VIRTUS STRATEGIC ALLOCATION SERIES,
                EACH A SERIES OF VIRTUS VARIABLE INSURANCE TRUST

                     Supplement dated June 17, 2011 to the
          Prospectuses dated May 1, 2011, as supplemented (Continued)

VIRTUS STRATEGIC ALLOCATION SERIES ONLY

     - Under "The Adviser and Subadviser" in the series' summary prospectus and in the summary section of the series' statutory prospectuses, the following disclosure is inserted following the description of VIA as the series investment adviser:

          Newfleet Asset Management, LLC ("Newfleet"), an affiliate of VIA, is the subadviser for the fixed income portion of the series
          (since June 2011).

     - The description of Mr. Albrycht under "Portfolio Manager" in the series' summary prospectuses and in the summary sections of the series' statutory prospectuses is replaced with:

          David L. Albrycht, CFA, Chief Investment Officer - Multi-Sector Fixed Income Strategies at Newfleet, is a manager of the series. Mr. Albrycht has served as a portfolio manager for the series since 2007.

     - Under "The Adviser" in the series' statutory prospectuses, the following disclosure replaces the second paragraph:

          Pursuant to the Investment Advisory Agreement with the series and subject to the direction of the Trust's Board of Trustees, VIA is responsible for managing the series' investment program in conformity with the stated policies of the series as described in this prospectus. VIA also performs the day-to-day management of the equity portion of the series. VIA, with the approval of the Trust's Board of Trustees, has selected Newfleet to serve as subadviser and perform the day-to-day management of the fixed income portion of the series. VIA and Newfleet are responsible for deciding which securities to purchase and sell for the series and for placing the series' transactions.

     - The following disclosure is inserted at the end of the section "The Adviser":

          THE SUBADVISER

          Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) ("Newfleet"), an affiliate of VIA, is the subadviser to the series (since June 2011) and has an office at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2010, Newfleet had approximately $3.4 billion in assets under management. Newfleet has been an investment adviser since 1989.

          From its investment management fee, VIA, and not the series, pays Newfleet for the management services it provides to the series at the annual rate of 0.23% of its average net assets (fixed income only).

     - The disclosure under "Portfolio Management" on page 8 is replaced with the following:

          Newfleet

          DAVID L. ALBRYCHT, CFA. Mr. Albrycht is Chief Investment Officer - Multi-Sector Fixed Income Strategies at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 2007. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus MultiSector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the Virtus Multi-Sector Fixed Income Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

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(VARIABLE INSURANCE TRUST)

100 Pearl Street
Hartford, CT 06103

For more information about the Virtus Variable Insurance Trust,

please contact us at 1-800-367-5877 or VIRTUS.COM.
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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Variable Insurance Trust (formerly, The Phoenix Edge
                                       Series Fund)


By (Signature and Title)*     /s/ George R. Aylward
                          ----------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date September 9, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ George R. Aylward
                          ----------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date September 9, 2011


By (Signature and Title)*     /s/ W. Patrick  Bradley
                          ----------------------------------------------
                              W. Patrick  Bradley, Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date September 9, 2011


* Print the name and title of each signing officer under his or her signature.